Filed electronically with the Securities and Exchange Commission on
                                October 31, 1997

                                                                File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.
                                   -----
        Post-Effective Amendment No.  53
                                    -----

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Amendment No. 37
                     -----

                            Scudder Securities Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, MA          02110-4103
          ---------------------------------------      ------------
         (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------
                              Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston MA 02110
                -------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

            immediately upon filing pursuant to paragraph (b)
      ------

            on November 1, 1997  pursuant to paragraph (b)
      ------

            60 days after filing pursuant to paragraph (a)(i)
      ------

        X   on January 1, 1998 pursuant to paragraph (a)(i)
      ------

            75 days after filing pursuant to paragraph (a)(ii)
      ------

            on _______________ pursuant to paragraph (a)(ii) of Rule 485.
      ------

                            SCUDDER DEVELOPMENT FUND
                             CROSS-REFERENCE SHEET

                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------

1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      FINANCIAL HIGHLIGHTS
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   FINANCIAL HIGHLIGHTS
                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 1

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                        SCUDDER SMALL COMPANY VALUE FUND
                             CROSS-REFERENCE SHEET

                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------
1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      FINANCIAL HIGHLIGHTS
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   FINANCIAL HIGHLIGHTS
                                  A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 3

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                             SCUDDER MICRO CAP FUND
                             CROSS-REFERENCE SHEET

                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------
1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      NOT APPLICABLE
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 5

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 6

                        SCUDDER 21ST CENTURY GROWTH FUND
                             CROSS-REFERENCE SHEET

                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------
1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      NOT APPLICABLE
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 7

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 8

                        SCUDDER FINANCIAL SERVICES FUND
                             CROSS-REFERENCE SHEET

                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------
1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      NOT APPLICABLE
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 9

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 10

                            SCUDDER HEALTH CARE FUND
                             CROSS-REFERENCE SHEET

                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------
1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      NOT APPLICABLE
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 11

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 12

                            SCUDDER TECHNOLOGY FUND
                             CROSS-REFERENCE SHEET
                          Items Required By Form N-1A

PART A

Item No. Item Caption             Prospectus Caption
-------- ------------             ------------------
1.       Cover Page               COVER PAGE

2.       Synopsis                 EXPENSE INFORMATION

3.       Condensed Financial      NOT APPLICABLE
         Information

4.       General Description of   INVESTMENT OBJECTIVES AND POLICIES
         Registrant               WHY INVEST IN THE FUND?
                                  ADDITIONAL INFORMATION ABOUT POLICIES AND
                                   INVESTMENTS
                                  FUND ORGANIZATION

5.       Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                                  FUND ORGANIZATION-Investment adviser,
                                   Transfer agent
                                  SHAREHOLDER BENEFITS-A team
                                   approach to investing
                                  TRUSTEES AND OFFICERS

5A.      Management's Discussion  NOT APPLICABLE
         of Fund Performance

6.       Capital Stock and Other  DISTRIBUTION AND PERFORMANCE INFORMATION-
         Securities                Dividends and capital gains distributions
                                  FUND ORGANIZATION
                                  TRANSACTION INFORMATION-Tax information
                                  SHAREHOLDER BENEFITS-SAIL(TM)-Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                  HOW TO CONTACT SCUDDER

7.       Purchase of Securities   FUND ORGANIZATION-Underwriter
         Being Offered            PURCHASES
                                  TRANSACTION INFORMATION-Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                  SHAREHOLDER BENEFITS-Dividend reinvestment
                                   plan
                                  SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                  INVESTMENT PRODUCTS AND SERVICES

8.       Redemption or            EXCHANGES AND REDEMPTIONS
         Repurchase               TRANSACTION INFORMATION-Redeeming shares,
                                   Tax identification number, Minimum balances

9.       Pending Legal            NOT APPLICABLE
         Proceedings


                            Cross Reference - Page 13

PART B

                                  Caption in Statement of
Item No. Item Caption             Additional Information
-------- ------------             -----------------------

10.      Cover Page               COVER PAGE

11.      Table of Contents        TABLE OF CONTENTS

12.      General Information and  FUND ORGANIZATION
         History

13.      Investment Objectives    THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
         and Policies             PORTFOLIO TRANSACTIONS-Brokerage Commissions,
                                   Portfolio turnover

14.      Management of the Fund   INVESTMENT ADVISER
                                  TRUSTEES AND OFFICERS
                                  REMUNERATION

15.      Control Persons and      TRUSTEES AND OFFICERS
         Principal Holders of
         Securities

16.      Investment Advisory and  INVESTMENT ADVISER
         Other Services           DISTRIBUTOR
                                  ADDITIONAL INFORMATION-Experts, Other
                                   Information

17.      Brokerage Allocation     PORTFOLIO TRANSACTIONS-Brokerage Commissions,
         and Other Practices       Portfolio Turnover

18.      Capital Stock and        FUND ORGANIZATION
         Other Securities         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


19.      Purchase, Redemption     PURCHASES
         and Pricing of           EXCHANGES AND REDEMPTIONS
         Securities Being         FEATURES AND SERVICES OFFERED BY THE FUND-
         Offered                   Dividend and Capital Gain Distribution
                                   Options
                                  SPECIAL PLAN ACCOUNTS
                                  NET ASSET VALUE

20.      Tax Status               DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                  TAXES

21.      Underwriters             DISTRIBUTOR

22.      Calculation of           PERFORMANCE INFORMATION
         Performance Data

23.      Financial Statements     FINANCIAL STATEMENTS


                            Cross Reference - Page 14

This prospectus sets forth concisely the information about Scudder Small Company Value Fund, a series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated January 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents -- see page 4.

[LOGO] Soy Ink [RECYCLED LOGO] Printed on recycled papaer

SCUDDER     [LOGO]

Scudder
Small Company
Value Fund


Prospectus
January 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

----------------------------------
Expense information
----------------------------------
--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Small Company Value Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                    NONE
     Commissions to reinvest dividends                                    NONE
     Deferred sales charge                                                NONE
     Redemption fees payable to the Fund                                 1.00%*
     Exchange fees payable to the Fund                                   1.00%*


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended August 31, 1997. Investment management fee (after waiver) 0%** 12b-1 fees NONE Other expenses 1.50% Total Fund operating expenses 1.50%**


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

      1 Year            3 Years            5 Years           10 Years
      ------            -------            -------           --------
        $15               $47                $?82              $179

See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 1% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Exchanging and redeeming shares."

** Until December 31, 1997, the Adviser has agreed to waive a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.50% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, annualized Fund expenses would have been: investment management fee .75%, other expenses 1.86% and total operating expenses 2.61% for the fiscal period ended August 31, 1996.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2

----------------------------------
Financial highlights
----------------------------------
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                 For the Period
                                                                October 6, 1995
                                                                 (commencement
                           [TO BE UPDATED]                     of operations) to
                                                                   August 31,
                                                                     1997
--------------------------------------------------------------------------------

Net asset value, beginning of period ...........................  $  12.00
Income from investment operations: .............................       .07
Net investment income
Net realized and unrealized gain on investment transactions ....      1.53
Total from investment operations ...............................      1.60
Less distributions from net investment income ..................      (.05)
Redemption fees ................................................       .02
Net asset value, end of period .................................  $  13.57
--------------------------------------------------------------------------------
Total Return (%) (b) ...........................................     13.54(c)**
Ratios and Supplemental Data
Net assets,  end of period ($ millions) ........................        41
Ratio of operating  expenses,  net to average daily net
  assets (%) ...................................................      1.50*
Ratio of operating  expenses before expense  reductions,
  to average daily net assets (%) ..............................      2.61*
Ratio of net investment income to average daily net assets (%) .       .67*
Portfolio turnover rate (%) ....................................     33.97*
Average  commission  rate paid .................................  $  .0364

(a) Per share amounts have been calculated using the weighted average shares outstanding during the period.
(b) Total return is higher due to maintenance of the Fund's expenses.
(c) Total return does not reflect the effect of the 1% redemption fee on shares held less than one year.
*   Annualized
**  Not annualized

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------
A message from Scudder's chairman
----------------------------------

[PHOTO]


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. During the past year, Scudder entered into an alliance with Zurich Insurance Company in which Zurich has acquired a majority interest in Scudder and combined Scudder with Zurich Kemper Investments, Inc. Scudder's name has been changed to Scudder Kemper Investments, Inc. Today, the combined forces of Scudder Kemper manage in excess of $___ billion for many private accounts and over __ mutual fund portfolios. We continue to manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The funds of the Scudder Family of Funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.



                                                /s/ Daniel Pierce

----------------------------------
Scudder Small Company Value Fund
----------------------------------

      Investment objective

o     long-term growth of capital Investment characteristics

o a diversified, actively managed portfolio of domestic small capitalization stocks

o a systematic, proprietary investment approach to uncovering potentially undervalued small U.S. companies

o potential for above-average long-term growth with above-average stock market risk

----------------------------------
Contents
----------------------------------


Investment objective and policies ..........................................   5
Why invest in the Fund? ....................................................   6
U.S. investment experience .................................................   7
What are the Fund's special risks? .........................................   7
Additional information about policies                                          8
   and investments .........................................................  10
Distribution and performance information ...................................  10
Fund organization ..........................................................  10
Transaction information ....................................................  13
Shareholder benefits .......................................................  14
Purchases ..................................................................  15
Exchanges and redemptions ..................................................  20
Trustees and Officers ......................................................  22
Investment products and services ...........................................  23
How to contact Scudder .....................................................  25



--------------------------------------------------------------------------------
4

----------------------------------
Investment objective and policies
----------------------------------


Scudder Small Company Value Fund (the "Fund"), a diversified series of Scudder Securities Trust, invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), uses a systematic, proprietary investment approach to identify small, domestic companies that, in the opinion of the Adviser, are selling at prices that do not reflect adequately their long-term business potential. These companies are often out of favor or not closely followed by investors and, as a result, may offer substantial appreciation potential over time.


The Fund is expected to provide little, if any, current income and is designed for the aggressive portion of an investor's portfolio. Although the Fund typically holds a large number of securities identified through a quantitative, value-driven investment strategy, it does entail above-average investment risk in comparison to larger stocks. Shares of the Fund should be purchased with a long-term horizon in mind. To encourage long-term investment, a 1% redemption and exchange fee, described more fully below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 90% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks and maintain a median market capitalization (i.e., current stock price times shares outstanding) below $500 million. On a temporary basis, the Fund may continue to hold securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, but will not add to these holdings.

The Fund takes a diversified approach to investing in small capitalization issues. It will not be unusual for the Fund to participate in more than one hundred small companies, representing a variety of U.S. industries.


While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights, warrants and restricted securities. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund also may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations on a temporary basis, may enter into repurchase agreements and reverse repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. In addition, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. Reverse repurchase agreements are not subject to the one-third asset coverage requirement. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment purposes.


For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. More information about these


--------------------------------------------------------------------------------
investment techniques is provided under "Additional information about policies and investments."

Value investment approach

The Fund is actively managed using a disciplined, value-oriented investment management approach. The Adviser uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Adviser, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have the following characteristics:

o Attractive valuations relative to the Russell 2000 Index -- a widely used benchmark of small stock performance -- based on measures such as price to earnings, price to book value and price to cash flow ratios.

o     Favorable trends in earnings growth rates and stock price momentum.

The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.

While the Fund involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility of the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management techniques, such as portfolio optimization.

----------------------------------
Why invest in the Fund?
----------------------------------

Scudder Small Company Value Fund combines the long-term growth potential of small company stocks with the defensive nature of value investing. The Fund focuses on U.S. small capitalization issues that may be out of favor or not closely followed by investors, yet which, in the opinion of the Adviser, will reward investors with substantial returns over time. U.S. small capitalization stocks have outperformed large capitalization stocks over time, albeit with greater volatility in returns. Since the Fund involves both above-average performance opportunity and risk, it may be suitable for those individuals who are investing for a long-term goal, such as accumulating assets for retirement, funding a child's college education or building wealth for future generations.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can help improve the diversification of an investment portfolio already holding other types of stock and fixed-income securities. Historically, the prices of value stocks, and in particular small company value stocks, have not always moved in tandem with the prices of either large company stocks or higher-risk small company "growth" issues. Thus, Fund shares can add balance to a personal investment portfolio.

The Fund offers low-cost, convenient access to a sector of the U.S. stock market in which investors might otherwise find it difficult to participate. On their own, individual investors might find it a challenge to analyze data on hundreds of small companies, receive complete, up-to-date financial information, and buy and sell securities at favorable prices. The Fund's portfolio management team assumes the burden of these varied responsibilities for investors.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. The Adviser manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.



--------------------------------------------------------------------------------
6

----------------------------------
U.S. investment experience
----------------------------------


The Adviser is one of America's largest investment managers and has been involved in U.S. stock investing since its founding over 75 years ago. As of November 30, 1997, Scudder managed in excess of $___ billion in U.S. equity securities, including over $__ billion in domestically-oriented growth mutual funds. Among other funds, the Adviser manages Scudder Development Fund, one of America's first small company mutual funds, Scudder Micro Cap Fund and Scudder 21st Century Growth Fund.


----------------------------------
What are the Fund's special risks?
----------------------------------

While historically small company stocks have outperformed the stocks of large companies, the former have customarily involved more risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

----------------------------------
Additional information about
policies and investments
----------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


As discussed in "Investment objective and policies - Investments" above, the Fund may borrow money provided that the Fund maintain asset coverage of 300% for all borrowings except for reverse repurchase agreements. The Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest


--------------------------------------------------------------------------------
potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible securities

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors -- Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the


--------------------------------------------------------------------------------
8
investments and techniques that the Fund may use from time to time.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. Some repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


--------------------------------------------------------------------------------

----------------------------------
Distribution and performance
information
----------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Under normal investment conditions, it is anticipated that the Fund's portfolio turnover rate will not exceed 75% per year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

----------------------------------
Fund organization
----------------------------------

Scudder Small Company Value Fund is a diversified series of Scudder Securities Trust (the "Trust"), formerly Scudder Development Fund, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although


--------------------------------------------------------------------------------
10
special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


The Fund pays the Adviser an annual fee of 0.75% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than the average management fee, but not necessarily higher than that charged by funds with a similar investment objective.


The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund until December ____.

Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc., is located at 345 Park Avenue, New York, New York 10154-0010.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

----------------------------------
Transaction information
----------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order.

Purchases are made in full and fractional shares. (See "Share price.")


--------------------------------------------------------------------------------

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested,

-- the account number of the fund, and

-- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy"



--------------------------------------------------------------------------------
12
transactions are available for Scudder IRA accounts.

Exchanging and redeeming shares

Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.


The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the



--------------------------------------------------------------------------------

Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There is a 1% fee payable to the Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.


--------------------------------------------------------------------------------
14

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 1% redemption fee.


Minimum balances


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.


Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member


--------------------------------------------------------------------------------
may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

----------------------------------
Shareholder benefits
----------------------------------

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Small Company Value Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Philip S. Fortuna, Lead Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994. James M. Eysenbach, Portfolio Manager, joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. Mr. Eysenbach has more than ten years investment research and management experience.


SAIL(TM) -- Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund



--------------------------------------------------------------------------------
16
portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



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                                                                              17

----------------------------------
Purchases
----------------------------------

--------------------------------------------------------------------------------
Opening           Minimum initial investment: $2,500; IRAs $1,000
an account        Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks       o  By Mail     Send your completed and signed application
payable to "The                  and check
Scudder Funds."
                                 by regular mail to: or by express, registered,
                                                          or certified mail to:

                                   The Scudder Funds      Scudder Shareholder
                                   P.O. Box 2291          Service Center
                                   Boston, MA             42 Longwater Drive
                                   02107-2291             Norwell, MA
                                                          02061-1612

                  o  By Wire     Please see Transaction information --
                                 Purchasing shares -- By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.


                  o  In Person   Visit one of our Investor Centers to complete
                                 your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.


--------------------------------------------------------------------------------
Purchasing        Minimum additional investment: $100; IRAs $50
additional        Group retirement plans (401(k), 403(b), etc.) have similar or
shares            lower minimums.
                  See appropriate plan literature.

Make checks       o  By Mail     Send a check with a Scudder investment slip, or
payable to "The                  with a letter of instruction including your
Scudder Funds."                  account number and the complete Fund name, to
                                 the appropriate address listed above.

                  o  By  Wire    Please see Transaction information --
                                 Purchasing shares -- By wire for details, including the ABA wire transfer number.


                  o  In Person   Visit one of our Investor Centers to make an
                                 additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                  o  By          Please see Transaction information --
                     Telephone   Purchasing shares -- By QuickBuy or By
                                 telephone order for more details.


                  o  By          You may arrange to make investments on a
                     Automatic   regular basis through automatic deductions from
                     Investment  your bank checking account. Please call
                     Plan ($50   1-800-225-5163 for more information and an
                     minimum)    enrollment form.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

----------------------------------
Exchanges and redemptions
----------------------------------
--------------------------------------------------------------------------------
Exchanging        Minimum investments: $2,500 to establish a new account;
shares                                 $100 to exchange among existing accounts

                  o  By          To speak with a service representative, call
                     Telephone   1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                 time or to access SAIL(TM), Scudder's Automated
                                 Information Line, call 1-800-343-2890 (24 hours a day).

There may be      o  By Mail     Print or type your instructions and include:
a 1% fee             or Fax       -   the name of the Fund and the account
payable to the                        number you are exchanging from;
Fund for                          -   your name(s) and address as they appear on
exchanges of                          your account;
shares held                       -   the dollar amount or number of shares you
less than one                         wish to exchange;
year                              -   the name of the Fund you are exchanging
                                      into;
                                  -   your signature(s) as it appears on your
                                      account; and
                                  -   a daytime telephone number.

                  Send your instructions

                  by regular mail to:  or  by express, registered, or by fax to:
                                           or certified mail to:

                  The Scudder Funds        Scudder Shareholder   1-800-821-6234
                  P.O. Box 2291            Service Center
                  Boston, MA               42 Longwater Drive
                  02107-2291               Norwell, MA
                                           02061-1612
--------------------------------------------------------------------------------
Redeeming shares  o  By          To speak with a service representative, call
                     Telephone   1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                 time or to access SAIL(TM), Scudder's Automated
                                 Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

There may be      o  By Mail     Send your instructions for redemption to the
a 1% fee             or Fax      appropriate address or fax number above and
payable to the                   include:
Fund for red                      -   the name of the Fund and account number
emption of                            you are redeeming from;
shares held                       -   your name(s) and address as they appear on
less than one                         your account;
year                              -   the dollar amount or number of shares you
                                      wish to redeem;
                                  -   your signature(s) as it appears on your
                                      account; and
                                  -   a daytime telephone number.

                                 A signature guarantee is required for
                                 redemptions over $50,000. See Transaction information -- Redeeming shares.

                  o  By          You may arrange to receive automatic cash
                     Automatic   payments periodically. Call 1-800-225-5163 for
                     Withdrawal  more information and an enrollment form.
                     Plan

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------
Scudder tax-advantaged
retirement plans
----------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee. 401(k) Plans.


o 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.


o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


--------------------------------------------------------------------------------
20

----------------------------------
Trustees and Officers
----------------------------------

Daniel Pierce*
    President and Trustee

Paul Bancroft III
    Trustee; Venture Capitalist and Consultant


Sheryle J. Bolton
    Trustee; Chief Executive Officer, Scientific
    Learning Corporation


William T. Burgin
    Trustee; General Partner, Bessemer Venture
    Partners

Thomas J. Devine
    Trustee; Consultant

Keith R. Fox
    Trustee; President, Exeter Capital
    Management Corporation



Dr. Wilson Nolen
    Trustee; Consultant



Kathryn L. Quirk*
    Trustee

Robert W. Lear
    Honorary Trustee; Executive-in-Residence,
    Visiting Professor, Columbia University
    Graduate School of Business


William H. Luers
    Trustee; President, The Metropolitan Museum of Art


Robert G. Stone, Jr.
    Honorary Trustee; Chairman of the Board and
    Director, Kirby Corporation

Edmund R. Swanberg*
    Honorary Trustee

Peter Chin*
    Vice President

James M. Eysenbach*
    Vice President

Philip S. Fortuna*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President



Roy C. McKay*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Richard W. Desmond*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.


--------------------------------------------------------------------------------

----------------------------------
Investment products and services
----------------------------------

The Scudder Family of Funds+
--------------------------------------------------------------------------------
Money Market
   Scudder U.S. Treasury Money Fund
   Scudder Cash Investment Trust
   Scudder Money Market Series --
     Premium Sales*
     Managed Shares*
   Scudder Government Money Market
     Series -- Managed Shares*

Tax Free Money Market+
   Scudder Tax Free Money Fund
   Scudder Tax Free Money Market
     Series -- Managed Shares*
   Scudder California Tax Free Money
     Fund*
   Scudder New York Tax Free Money
     Fund*

Tax Free+
   Scudder Limited Term Tax Free Fund
   Scudder Medium Term Tax Free Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund
   Scudder California Tax Free Fund**
   Scudder Massachusetts Limited
     Term Tax Free Fund**
   Scudder Massachusetts Tax Free
     Fund**
   Scudder New York Tax Free Fund**
   Scudder Ohio Tax Free Fund**
   Scudder Pennsylvania Tax Free Fund**

U.S. Income
   Scudder Short Term Bond Fund
   Scudder Zero Coupon 2000 Fund
   Scudder GNMA Fund
   Scudder Income Fund
   Scudder High Yield Bond Fund

Global Income
   Scudder Global Bond Fund
   Scudder International Bond Fund
   Scudder Emerging Markets Income
     Fund

Asset Allocation
   Scudder Pathway Conservative
     Portfolio
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio
   Scudder Pathway International
     Portfolio

U.S. Growth and Income
   Scudder Balanced Fund
   Scudder Growth and Income Fund
   Scudder S&P 500 Index Fund

U.S. Growth
   Value
     Scudder Large Company Value Fund
     Scudder Value Fund
     Scudder Small Company Value Fund
     Scudder Micro Cap Fund

   Growth
     Scudder Classic Growth Fund
     Scudder Large Company Growth
       Fund
     Scudder Development Fund
     Scudder 21st Century Growth Fund

Global Growth
   Worldwide
     Scudder Global Fund
     Scudder International Growth and
       Income Fund
     Scudder International Fund
     Scudder Global Discovery Fund
     Scudder Emerging Market Growth
       Fund
     Scudder Gold Fund

   Regional
     Scudder Greater Europe Growth
       Fund
     Scudder Pacific Opportunities Fund
     Scudder Latin America Fund
     The Japan Fund, Inc.

Retirement Programs
   IRA
   SEPIRA
   Keogh Plan
   401(k), 403(b) Plans
   Scudder Horizon Plan **++
     (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
   The Argentiana Fund, Inc.
   The Brazil Fund, Inc.
   The Korea Fund, Inc.
   The Latin America Dollar Income
     Fund, Inc.
   Montgomery Street Income
     Securities, Inc.
   Scudder New Asia Fund, Inc.
   Scudder New Europe Funds, Inc.
   Scudder Spain and Portugal Fund, Inc.
   Scudder World Income Opportunities
     Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. *A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. #A class of shares of Fund. **Not available in all states. ++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies. 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


--------------------------------------------------------------------------------
22

----------------------------------
How to contact Scudder
----------------------------------

Account Service and Information:

   For existing account service and transactions
      Scudder Investor Relations -- 1-800-225-5163

   For 24 hour account information, fund information, exchanges, and an overview of all of the services available to you Scudder Electronic Account
      Services -- http://funds.scudder.com

   For personalized information about your Scudder accounts, exchanges and redemptions Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

   For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

      Scudder Investor Relations -- 1-800-225-2470
                                    Investor.Relations@scudder.com
      Scudder's World Wide Web Site -- http://scudder.com

   For establishing 403(b) plans
      Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

   To receive information about this discount brokerage service and to obtain an application
      Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

   To receive information about this mutual fund portfolio guidance and management program
      Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

      The Scudder Funds
      P.O. Box 2291
      Boston, Massachusetts
      02107-2291

Or Stop by a Scudder Investor Center:

   Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center you -- they can be found in the following cities:

      Boca Raton            Chicago          San Francisco
      Boston                New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NSAD/SIPC.


--------------------------------------------------------------------------------
                                                                              23

This prospectus sets forth concisely the information about Scudder Micro Cap Fund, a series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated January 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Website (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents -- see page 3.

[LOGO] Printed on recycled paper

SCUDDER  [LOGO]

Scudder
Micro Cap
Fund

Prospectus
January 1, 1998

A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.


Due to investment considerations, Scudder Micro Cap Fund is presently closed to new individual investors.

----------------------------------
Expense information
----------------------------------

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Micro Cap Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)              NONE
     Commissions to reinvest dividends                              NONE
     Deferred sales charge                                          NONE
     Redemption fees payable to the Fund                           1.00%*
     Exchange fees payable to the Fund                             1.00%*


2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended August 31, 1997.


     Investment management fee (after waiver)                      0.64%**
     12b-1 fees                                                     NONE
     Other expenses                                                1.11%
                                                                   -----
     Total Fund operating expenses (after waiver)                  1.75%**
                                                                   =====
Example

Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.


             1 Year       3 Years        5 Years         10 Years
             ------       -------        -------         --------
                $            $              $               $


See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 1% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Exchanging and redeeming shares."

** Until ___________, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.75% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee 0.75%, other expenses 1.11% and total operating expenses 1.86% for the initial year of operation. To the extent that expenses fall below the current expense limitation, the Adviser and its subsidiaries reserve the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.75%.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2

----------------------------------
Financial highlights
----------------------------------

--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                    For the Period
                                                                                    August 12, 1996
                                                                       Year Ended  (commencement of
                                                                       August 31,   operations) to
                                                                         1997      August 31, 1996
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................................  $  12.07      $  12.00
                                                                       ---------------------------
Income from investment operations: ..................................      (.03)          .01

Net investment income (loss)

Net realized and unrealized gain on investments .....................      4.74           .06
                                                                       ---------------------------
Total from investment operations ....................................      4.71           .07
                                                                       ---------------------------
Less distributions from net investment income .......................      (.02)         --
Redemption fees .....................................................       .01          --
                                                                       ---------------------------
Net asset value, end of period ......................................  $  16.77      $  12.07
--------------------------------------------------------------------------------------------------
Total Return (%) (b) ................................................     39.10(c)        .58(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..............................        92             8
Ratio of operating expenses, net to average daily net assets (%) ....      1.75          1.75*
Ratio of operating expenses before expense reductions, to average
  daily net assets (%) ..............................................      2.19         22.06*
Ratio of net investment income (loss) to average daily net assets (%)      (.21)         2.58*
Portfolio turnover rate (%) .........................................     17.13          None
Average commission rate paid ........................................  $  .0318      $  .0323

(a)  Based on monthly average shares outstanding during the period.
(b)  Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.
*    Annualized
**   Not annualized
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------
A message from Scudder's chairman
----------------------------------


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. During the past year, Scudder entered into an alliance with Zurich Insurance Company in which Zurich has acquired a majority interest in Scudder and combined Scudder with Zurich Kemper Investments, Inc. Scudder's name has been changed to Scudder Kemper Investments, Inc. Today, the combined forces of Scudder Kemper manage in excess of $___ billion for many private accounts and over __ mutual fund portfolios. We continue to manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The funds of the Scudder Family of Funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


                                                  /s/ Daniel Pierce

----------------------------------
Scudder Micro Cap Fund
----------------------------------

Investment objective

o long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks

Investment characteristics

o a diversified, actively managed portfolio of domestic micro-capitalization stocks

o designed as a long-term investment for above-average growth potential and enhanced investor portfolio diversification

o    a pure no-load(TM) fund with no sales charges, commissions or 12b-1 fees

o a 1% redemption and exchange fee on shares held less than one year, retained by the Fund for the benefit of remaining shareholders

----------------------------------
Contents
----------------------------------


Investment objective and policies .......................................   7
Why invest in the Fund? .................................................   8
U.S. investment experience ..............................................   9
What are the Fund's special risks? ......................................   9
Additional information about policies
   and investments ......................................................   9
Distribution and performance information ................................  12
Fund organization .......................................................  13
Transaction information .................................................  14
Shareholder benefits ....................................................  19
Purchases ...............................................................  21
Exchanges and redemptions ...............................................  22
Trustees and Officers ...................................................  25
Investment products and services
How to contact Scudder



--------------------------------------------------------------------------------
4

----------------------------------
Investment objective and policies
----------------------------------


Scudder Micro Cap Fund (the "Fund"), a diversified series of Scudder Securities Trust, seeks long-term growth of capital. The Fund pursues its investment objective by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks. These domestic emerging growth securities provide little or no current income but, in the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), offer substantial long-term appreciation potential as well as the opportunity to enhance the overall diversification of an investor's portfolio.


Due to the inherent business characteristics and risks of small companies, along with the relatively limited trading market for micro-cap stocks, the Fund's share price can experience periods of significant volatility. As a result, the Fund should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. To encourage a long-term investment holding period and to facilitate portfolio management, a 1% redemption and exchange fee, described in greater detail below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.


Due to investment considerations, the Fund is presently closed to new individual investors. Current individual shareholders of the Fund are able to continue to invest in the Fund. Further, the Fund remains open to investment through qualified retirement plans.

The Trustees may determine to reopen the Fund at some point based on market conditions and other factors.


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's investment objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.


While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and reverse repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs. In addition, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. Reverse repurchase agreements are not subject to the one-third asset coverage requirement. The Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions and not for investment purposes.


For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position


--------------------------------------------------------------------------------
advisable in light of economic or market conditions. More information about these investment techniques is provided under "Additional information about policies and investments."

Systematic investment approach

The Fund is actively managed using a quantitative, value-oriented investment approach. The Adviser selects investments from among the more than 4,000 publicly-traded U.S. micro-cap stocks based on a proprietary, quantitative investment strategy. Using this approach, the Adviser looks for companies selling at a discount to estimated fair value. Because of their small size, and less frequent trading activity, the companies represented in the Fund are often overlooked or not closely followed by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Fund seeks to avoid what are judged in the opinion of the Fund's Adviser to be overpriced companies with high investment risk and deteriorating fundamentals.

Portfolio diversification is an important component of the investment management process. To help manage the Fund's above-average investment risk and improve liquidity, the Adviser expects to invest in hundreds of small, publicly-traded companies, representing a broad cross-section of U.S. industries. The Fund's systematic, value-oriented approach to investing is designed to mitigate volatility of the Fund's share price relative to the micro-capitalization sector of the U.S. stock market. Risk is further managed by employing specialized portfolio management and trading techniques. Despite these techniques, the Fund's share price can move up and down significantly, even over short periods of time.

----------------------------------
Why invest in the Fund?
----------------------------------

Scudder Micro Cap Fund invests in some of America's smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Despite these benefits, these firms are often overlooked or under-appreciated, thus in the opinion of the Fund's Adviser, they offer substantial appreciation potential for meeting retirement and other long-term goals.

While there are special risks associated with micro-cap investing, an investment in the Fund can improve the diversification of a personal investment portfolio already holding other types of securities, including other types of U.S. stocks or stock mutual funds. Historically, the prices of U.S. micro-cap stocks have had relatively low correlation with the prices of mid-cap or large-cap stocks. Thus, Fund shares can add balance to a personal investment portfolio.

The Fund offers professional investment management and recordkeeping convenience, which may be particularly valuable in the smaller sectors of the U.S. stock market. Investors interested in buying and selling micro-cap issues directly may find it a challenge to collect and process data on these companies, receive up-to-date financial information, and transact in securities at favorable prices. The Adviser assumes these varied responsibilities on behalf of shareholders.


In addition, the Fund offers all the benefits of the Scudder Family of Funds. The Adviser manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.



--------------------------------------------------------------------------------
6

----------------------------------
U.S. investment experience
----------------------------------


The Adviser is one of America's largest investment managers and has been involved in U.S. stock investing since its founding over 75 years ago. As of November 30, 1997, Scudder managed in excess of $__ billion in U.S. equity securities, including over $__ billion in domestically-oriented growth mutual funds. Among other funds, the Adviser manages Scudder Development Fund, one of America's first small company mutual funds, and Scudder Small Company Value Fund.


----------------------------------
What are the Fund's special risks?
----------------------------------

While historically micro-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Micro-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because micro-cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

----------------------------------
Additional information about
policies and investments
----------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


As discussed in "Investment objective and policies - Investments" above, the Fund may borrow money provided that the Fund maintain asset coverage of 300% for all borrowings except for reverse repurchase agreements and may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks issued by U.S. micro-cap companies. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest


--------------------------------------------------------------------------------
potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities

Consistent with the Fund's investment objective of long-term capital growth, the Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. Receipt of income from debt securities is incidental to the Fund's objective of long-term growth of capital. (See "Risk factors.")

Convertible securities

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk


--------------------------------------------------------------------------------
8
factors -- Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


--------------------------------------------------------------------------------

----------------------------------
Distribution and performance
information
----------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. The reinvestment of dividends or capital gains will not be restricted during periods when the Fund is closed.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Under normal investment conditions, it is anticipated that the Fund's portfolio turnover rate will not exceed 75% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

----------------------------------
Fund organization
----------------------------------

Scudder Micro Cap Fund is a diversified series of Scudder Securities Trust (the "Trust"), formerly known as Scudder Development Fund, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although


--------------------------------------------------------------------------------
10
special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


The Fund pays the Adviser an annual fee of 0.75% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than the average management fee, but not necessarily higher than that charged by funds with a similar investment objective.


The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.75% of the average daily net assets of the Fund until _____________.


Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York 10154-0010.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

----------------------------------
Transaction information
----------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or


--------------------------------------------------------------------------------
fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number.

Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.



--------------------------------------------------------------------------------
12

Exchanging and redeeming shares

Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.


Exchanges. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds



--------------------------------------------------------------------------------
in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.


"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.


For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There is a 1% fee payable to the Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to


--------------------------------------------------------------------------------
14
restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 1% redemption fee.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan (AIP) of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is


--------------------------------------------------------------------------------
obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

----------------------------------
Shareholder benefits
----------------------------------

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Micro Cap Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

James M. Eysenbach, Lead Portfolio Manager, joined Scudder in 1991 as a senior quantitative analyst and is currently director of quantitative research for Scudder. Mr. Eysenbach has more than nine years investment research and management experience. Philip S. Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He became director of quantitative research in 1987 and served as director of investment operations from 1993 to 1994.


SAIL(TM) -- Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's



--------------------------------------------------------------------------------
16
more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.


Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.


Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--------------------------------------------------------------------------------

----------------------------------
Purchases
----------------------------------

--------------------------------------------------------------------------------
Opening
an account          Minimum initial investment: $2,500; IRAs $1,000 Group
                    retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks         o  By Mail          Send your completed and signed
payable to "The                         application and check
Scudder Funds."

                              by regular mail to:   or   by express, registered,
                                                         or certified mail to:

                              The Scudder Funds          Scudder Shareholder
                              P.O. Box 2291              Service Center
                              Boston, MA                 42 Longwater Drive
                              02107-2291                 Norwell, MA
                                                         02061-1612

                    o  By Wire          Please see Transaction
                                        information -- Purchasing shares -- By
                                        wire for details, including the ABA wire transfer number. Then call
                                        1-800-225-5163 for instructions.

                    o  In Person        Visit one of our Investor Centers to
                                        complete your application with the help
                                        of a Scudder representative. Investor
                                        Center locations are listed under
                                        Shareholder benefits.


                    Due to investment considerations, Scudder Micro Cap Fund is presently closed to new individual investors.


--------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50 Group
additional          retirement plans (401(k), 403(b), etc.) have similar or
shares              lower minimums. See appropriate plan literature.

Make checks         o  By Mail          Send a check with a Scudder investment
payable to "The                         slip, or with a letter of instruction
Scudder Funds."                         including your account number and the
                                        complete Fund name, to the appropriate
                                        address listed above.

                    o  By Wire          Please see Transaction
                                        information -- Purchasing shares -- By
                                        wire for details, including the ABA wire transfer number.


                    o  In Person        Visit one of our Investor Centers to
                                        make an additional investment in your
                                        Scudder fund account. Investor Center
                                        locations are listed under Shareholder
                                        benefits.

                    o  By Telephone     Please see Transaction
                                        information -- Purchasing shares -- By
                                        QuickBuy or By telephone order for more
                                        details.


                    o By Automatic You may arrange to make investments on a Investment Plan regular basis through automatic
                       ($50 minimum)    deductions from your bank checking
                                        account. Please call 1-800-225-5163 for
                                        more information and an enrollment form.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

----------------------------------
Exchanges and redemptions
----------------------------------

--------------------------------------------------------------------------------
Exchanging         Minimum investments: $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                   o  By Telephone  To speak with a service representative, call
                                    1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                    time or to access SAIL(TM), Scudder's
                                    Automated Information Line, call
                                    1-800-343-2890 (24 hours a day).

There is a 1%      o  By Mail       Print or type your instructions and include:
fee payable to        or Fax         - the name of the Fund and the account
the Fund for                           number you are exchanging from;
exchanges of                         - your name(s) and address as they appear
shares held less                       on your account;
than one year.                       - the dollar amount or number of shares you
                                       wish to exchange;
                                     - the name of the Fund you are exchanging
                                       into; and
                                     - your signature(s) as it appears on your
                                       account and a daytime telephone number.

                                    Send your instructions
                                    by regular mail to:        or

                                    The Scudder Funds
                                    P.O. Box 2291
                                    Boston, MA 02107-2291

                                    by express, registered,    or by fax to:
                                    or certified mail to:

                                    Scudder Shareholder Service   1-800-821-6234
                                    Center
                                    42 Longwater Drive
                                    Norwell, MA
                                    02061-1612
--------------------------------------------------------------------------------

Redeeming          o  By Telephone  To speak with a service representative, call
shares                              1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                    time or to access SAIL(TM), Scudder's
                                    Automated Information Line, call
                                    1-800-343-2890 (24 hours a day). You may
                                    have redemption proceeds sent to your
                                    predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


There is a 1%      o  By Mail       Send your instructions for redemption to the
fee payable to        or Fax        appropriate address or fax number above and
the Fund for                        include:
redemption of                        - the name of the Fund and account number
shares held less                       you are redeeming from;
than one year.                       - your name(s) and address as they appear
                                       on your account;
                                     - the dollar amount or number of shares you
                                       wish to redeem; and
                                     - your signature(s) as it appears on your
                                       account and a daytime telephone number.


                                    A signature guarantee is required for
                                    redemptions over $100,000. See Transaction information -- Redeeming shares following these tables.


                   o  By Automatic  You may arrange to receive automatic cash
                      Withdrawal    payments periodically. Call 1-800-225-5163
                      Plan          for more information and an enrollment form.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

----------------------------------
Scudder tax-advantaged
retirement plans
----------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
Trustees and Officers
--------------------------------------------------------------------------------

Daniel Pierce*
    President and Trustee

Paul Bancroft III
    Trustee; Venture Capitalist and Consultant


Sheryle J. Bolton
    Trustee; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
    Trustee; General Partner, Bessemer Venture Partners


Thomas J. Devine
    Trustee; Consultant

Keith R. Fox
    Trustee; President, Exeter Capital Management Corporation



Dr. Wilson Nolen
    Trustee; Consultant

Juris Padegs*
    Trustee



Robert W. Lear
    Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business


William H. Luers
    Trustee; President, The Metropolitan Museum of Art


Robert G. Stone, Jr.
    Honorary Trustee; Chairman of the Board and Director, Kirby Corporation

Edmund R. Swanberg*
    Honorary Trustee

Peter Chin*
    Vice President

James M. Eysenbach*
    Vice President

Philip S. Fortuna*
    Vice President

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President



Roy C. McKay*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary



*Scudder, Stevens & Clark, Inc.


--------------------------------------------------------------------------------

This prospectus sets forth concisely the information about Scudder 21st Century Growth Fund, a series of Scudder Securities Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated January 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.


----------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
----------------------------


[LOGO]  Printed on recycled paper
SCUDDER                                  [LOGO]

Scudder
21st Century
Growth Fund


Prospectus
January 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century.

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder 21st Century Growth Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)        NONE
      Commissions to reinvest dividends                        NONE
      Deferred sales charge                                    NONE
      Redemption fees payable to the Fund                     1.00%*
      Exchange fees payable to the Fund                       1.00%*

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended August 31, 1997.

      Investment management fee (after waiver)                ____%**
      12b-1 fees                                              NONE
      Other expenses                                          ____%
      Total Fund operating expenses (after waiver)            ____%**

Example

Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

                           1 Year                      3 Years
                           ------                      -------
                            $--                          $--

See "Fund organization -- Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 1% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information -- Exchanging and redeeming shares."

** Until _________________, the Adviser and certain of its subsidiaries have agreed to waive all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.75% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee ____%, other expenses ____% and total operating expenses ____% for the initial fiscal year. To the extent that expenses fall below the current expense limitation, the Adviser and its subsidiaries reserve the right to recoup, during the fiscal year incurred, amounts waived during the period, but only to the extent that the Fund's expenses do not exceed 1.75%.
--------------------------------------------------------------------------------

---------------------------------------
Financial highlights
---------------------------------------

--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated August 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                                             For the Period
                                                                                           September 9, 1996
                                                                                             (commencement)
                                                                                           of operations) to
                                                                                            August 31, 1997
------------------------------------------------------------------------------------------------------------
                                                                                           ------------------
Net asset value, beginning of period .................................................         $12.00
                                                                                           ------------------
Income from investment operations: ...................................................           (.15)
Net investment loss
Net realized and unrealized gain on investments ......................................           1.25
                                                                                           ------------------
Total from investment operations .....................................................           1.10
                                                                                           ------------------
Redemption fees ......................................................................            .01
                                                                                           ------------------
Net asset value, end of period .......................................................         $13.11
                                                                                           ------------------
------------------------------------------------------------------------------------------------------------
Total Return (%) (b) .................................................................           9.25(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...............................................             23
Ratio of operating expenses, net to average daily net assets (%) .....................           1.75*
Ratio of operating expenses before expense reductions, to average daily net ..........           3.52*
   assets (%)
Ratio of net investment loss to average daily net assets (%) .........................          (1.27)*
Portfolio turnover rate (%) ..........................................................           92.0*
Average commission rate paid .........................................................         $.0405

(a)   Based on monthly average shares outstanding during the period.
(b)   Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.
*     Annualized
**    Not annualized


--------------------------------------------------------------------------------

---------------------------------------
A message from Scudder's chairman
---------------------------------------

[PHOTO]

Daniel Pierce, Chairman,
Scudder, Stevens & Clark, Inc.


Scudder Kemper Investments Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. During the past year, Scudder entered into an alliance with Zurich Insurance Company in which Zurich has acquired a majority interest in Scudder and combined Scudder with Zurich Kemper Investments, Inc. Scudder's name has been changed to Scudder Kemper Investments, Inc. Today, the combined forces of Scudder Kemper manage in excess of $___ billion for many private accounts and over ___ mutual fund portfolios. We continue to manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The funds of the Scudder Family of Funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.



/s/ Daniel Pierce

---------------------------------------
Scudder 21st Century Growth Fund
---------------------------------------

Investment objective

o long-term growth of capital by investing primarily in securities of emerging growth companies poised to be leaders in the 21st century

Investment characteristics

o     a diversified, actively managed portfolio of emerging growth stocks

o potential for above-average long-term growth with above-average stock market risk

o     a pure no-load(TM) fund with no sales charges, commissions or 12b-1 fees

o a 1% redemption and exchange fee on shares held less than one year, retained by the Fund for the benefit of remaining shareholders

---------------------------------------
Contents
---------------------------------------


Investment objective and policies ................    6
Why invest in the Fund? ..........................    7
U.S. investment experience .......................    7
What are the Fund's special risks? ...............    8
Additional information about policies
   and investments ...............................    8
Distribution and performance information .........   11
Fund organization ................................   12
Transaction information ..........................   13
Shareholder benefits .............................   18
Purchases ........................................   21
Exchanges and redemptions ........................   23
Trustees and Officers ............................   26
Investment products and services
How to contact Scudder ...........................   32



--------------------------------------------------------------------------------
4

---------------------------------------
Investment objective and policies
---------------------------------------

The Scudder 21st Century Growth Fund (the "Fund"), a diversified series of Scudder Securities Trust, seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.


Due to the business characteristics and risks of emerging growth companies, the Fund's share price can experience periods of volatility. As a result, the Fund should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. To encourage a long-term holding period and to facilitate portfolio management, a 1% redemption and exchange fee, described in greater detail below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year. This fee is described more fully under "Transaction information--Exchanging and redeeming shares."


Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any change in the Fund's investment objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments


The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Fund may continue to hold securities of companies that have grown in market capitalization above $750 million, but will generally not add to these holdings. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century. The above-average earnings growth potential and/or greater market recognition expected are factors believed to offer significant opportunity for capital appreciation, and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


To help reduce risk in its search for high quality emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U.S. and, where opportunity warrants, abroad as well. The Adviser seeks companies that, in the Adviser's opinion, have excellent management which own a significant stake in the company, clean balance sheets, conservative accounting, and either a commanding position in a growing market or the real possibility of building a commanding position as the 21st century approaches. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum. In selecting specific industries and companies for investment, the Adviser will make full use of its extensive fundamental and field research capabilities in taking into account such other factors as overall growth prospects and financial condition, competitive situation, technology, research and development activities, productivity, labor costs, raw material costs and


--------------------------------------------------------------------------------
sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation facing a company, and quality and experience of management.


For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may hold without limit, cash, high quality debt securities, without equity features, which are rated Aaa, Aa or A by Moody's Investor Services ("Moody's") or AAA, AA or A by Standard & Poor's Corporation ("S&P"), or, if unrated, are deemed by the Adviser to be of equivalent quality, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's or S&P or, if unrated, are deemed by the Adviser to be of equivalent quality.


In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation is likely to equal or exceed that of common stocks over a selected time. The Fund may enter into repurchase agreements and may engage in strategic transactions. More information about these investment techniques is provided under "Additional information about policies and investments."

---------------------------------------
Why invest in the Fund?
---------------------------------------

Scudder 21st Century Growth Fund offers participation in the potential growth of emerging growth companies that may be destined to become leading companies in the 21st century. The Fund offers the benefit of professional management to identify investments in emerging growth companies with the greatest potential, in the Adviser's opinion, to have a profound and positive impact on the lives of consumers and businesses as we enter the 21st century. The Adviser anticipates finding these companies in many rapidly changing sectors of the economy. Examples include innovative retailing concepts, the on-going U.S. transition to an increasingly service-based economy, advances in health care in areas such as biotechnology, and the tremendous, rapid advances occurring in communications, computing, software and technology generally. In return for accepting above-average market risk, investors gain access to a broadly diversified portfolio designed for above-average capital appreciation compared to that available from larger companies such as those in the Standard & Poor's 500 Stock Index.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diversified portfolio of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

---------------------------------------
U.S. investment experience
---------------------------------------


The Adviser is one of America's largest independent investment managers and has been involved in U.S. stock investing since its founding over 75 years ago. As of December 15, 1997, Scudder managed in excess of $__ billion in U.S. equity securities, including over $__ billion in domestically-oriented growth mutual funds. Among other funds, the Adviser manages Scudder Development Fund, one of America's first small company mutual funds, Scudder Small Company Value Fund, and Scudder Micro Cap Fund.


---------------------------------------
What are the Fund's special risks?
---------------------------------------

While historically small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial


--------------------------------------------------------------------------------
6
resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

---------------------------------------
Additional information about
policies and investments
---------------------------------------

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk.


The Fund may not borrow money except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted or modified by regulatory authority having jurisdiction, from time to time, and may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness in accordance with the Fund's investment objective and policies, or through repurchase agreements.


The Fund may not invest more than 25% of its total assets in securities of companies in the same industry.

In addition, as a matter of nonfundamental policy, the Fund may not invest more than 15% of its net assets in illiquid securities. The Fund's Board of Trustees has delegated to the Adviser the authority to determine the liquidity of restricted securities that can be resold to institutional investors ("Rule 144A Securities") and privately placed commercial paper pursuant to guidelines approved by the Board of Trustees.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of equity securities can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible securities

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.


--------------------------------------------------------------------------------

Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities of the same type.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Illiquid securities

The Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. Such securities may have been acquired through private placements (transactions in which the securities acquired have not been registered with the SEC). These illiquid securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities purchased by the Fund, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under Rule 144A of the Securities and Exchange Commission. The Fund's Board of Trustees has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.

Foreign securities

In addition to investments in companies domiciled in the U.S., the Fund may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objectives of the Fund.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, and purchase and sell financial futures contracts and options thereon (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic


--------------------------------------------------------------------------------
8

Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors -- Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Borrowing. Although the principal of the Fund's borrowing will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise


--------------------------------------------------------------------------------
sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

---------------------------------------
Distribution and performance
information
---------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and any net realized capital gains after utilization of capital loss carryforwards, if any, in November or December, although an additional distribution may be made if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Under normal investment conditions, it is anticipated that the Fund's portfolio turnover rate will not exceed 100% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an


--------------------------------------------------------------------------------
10
investment in the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund.


---------------------------------------
Fund organization
---------------------------------------

Scudder 21st Century Growth Fund is a diversified series of Scudder Securities Trust (the "Trust"), an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust, formerly known as Scudder Development Fund, was organized as a Massachusetts business trust in October 1985 and on December 31, 1985 assumed the business of its predecessor. Its predecessor was organized as a Delaware corporation in February 1970.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees.

The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The Fund pays the Adviser an annual fee of 1.00% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The fee is higher than the average management fee, but not necessarily higher than that charged by funds with a similar investment objective.


The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.75% of the average daily net assets of the Fund until
___________________.


Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


Scudder Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary


--------------------------------------------------------------------------------
of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

---------------------------------------
Transaction information
---------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically



--------------------------------------------------------------------------------
12
transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.


Exchanging and redeeming shares

Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from the Fund and exchanges to other Scudder funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund. The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.


By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemptions by telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If



--------------------------------------------------------------------------------
you did not include banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


--------------------------------------------------------------------------------
14

Share price

Purchases and redemptions, including exchanges, are made at net asset value. There is a 1% fee payable to the Fund for exchanges or redemptions of shares held less than one year. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number


Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period. Redemptions for failure to provide a tax identification number are not subject to the 1% redemption fee.


Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new


--------------------------------------------------------------------------------
investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing

Scudder 21st Century Growth Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Peter Chin has responsibility for the Fund's day-to-day management and investment strategies. Mr. Chin has 23 years of research and portfolio management experience, primarily in small company growth stocks. Roy
C. McKay, Portfolio Manager, has 29 years of investment experience, with 20 years specializing in small company growth stocks.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect


--------------------------------------------------------------------------------
16
telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



--------------------------------------------------------------------------------

---------------------------------------
Purchases
---------------------------------------

--------------------------------------------------------------------------------
Opening           Minimum initial investment: $2,500; IRAs $1,000 Group
an account        retirement plans (401(k), 403(b), etc.) have similar or
                  lower minimums. See appropriate plan literature.

Make checks       o  By Mail          Send your completed and signed
payable to "The                       application and check
Scudder Funds."
                                      by regular mail to:

                                      The Scudder Funds
                                      P.O. Box 2291
                                      Boston, MA
                                      02107-2291

                                      or  by express, registered,
                                          or certified mail to:

                                      Scudder Shareholder
                                      Service Center
                                      42 Longwater Drive
                                      Norwell, MA
                                      02061-1612

                  o  By Wire          Please see Transaction
                                      information--Purchasing shares--By
                                      wire for details, including the ABA
                                      wire transfer number. Then call
                                      1-800-225-5163 for instructions.

                  o  In Person        Visit one of our Funds Centers to
                                      complete your application with the help
                                      of a Scudder representative. Funds Center
                                      locations are listed under Shareholder
                                      benefits.
-----------------------------------------------------------------------------
Purchasing
additional        Minimum additional investment: $100; IRAs $50
shares            Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks       o By Mail           Send a check with a Scudder investment
payable to "The                       slip, or with a letter of instruction
Scudder Funds."                       including your account number and the
                                      complete Fund name, to the appropriate
                                      address listed above.

                  o By Wire           Please see Transaction
                                      information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                  o In Person         Visit one of our Funds Centers to make an
                                      additional investment in your Scudder
                                      fund account. Funds Center locations are listed under Shareholder benefits.


                  o By Telephone      Please see Transaction
                                      information--Purchasing shares-- By
                                      QuickBuy or By telephone order for more
                                      details.


                  o  By Automatic     You may arrange to make investments on a
                     Investment Plan  regular basis through automatic
                     ($50 minimum)    deductions from your bank checking
                                      account. Please call 1-800-225-5163 for
                                      more information and an enrollment form.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

---------------------------------------
Exchanges and redemptions
---------------------------------------

--------------------------------------------------------------------------------
Exchanging        Minimum investments: $2,500 to establish a new account;
shares                                 $100 to exchange among existing accounts

                  o By Telephone  To speak with a service representative, call
                                  1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                  time or to access SAIL(TM), Scudder's
                                  Automated Information Line, call
                                  1-800-343-2890 (24 hours a day).

There is a 1%     o By Mail       Print or type your instructions and include:
fee payable to      or Fax        -  the name of the Fund and the account
the Fund for                         number you are exchanging from;
exchanges of                      -  your name(s) and address as they appear on
shares held less                     your account;
than one year.                    -  the dollar amount or number of shares you
                                     wish to exchange;
                                  -  the name of the Fund you are exchanging
                                     into;
                                  -  your signature(s) as it appears on your
                                     account and a daytime telephone number.

                                  Send your instructions
                                  by regular mail to:

                                  The Scudder Funds
                                  P.O. Box 2291
                                  Boston, MA 02107-2291

                                  or   by express, registered,
                                       or certified mail to:
                                       Scudder Shareholder
                                       Service Center
                                       42 Longwater Drive
                                       Norwell, MA
                                       02061-1612

                                  or   by fax to:
                                       1-800-821-6234
--------------------------------------------------------------------------------
Redeeming         o By Telephone  To speak with a service representative, call
shares                            1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                  time or to access SAIL(TM), Scudder's
                                  Automated Information Line, call
                                  1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

There is a 1%     o By Mail       Send your instructions for redemption to the
fee payable to      or Fax        appropriate address or fax number above and
the Fund for                      include:
redemption of                     -  the name of the Fund and account number
shares held less                     you are redeeming from;
than one year.                    -  your name(s) and address as they appear on
                                     your account;
                                  -  the dollar amount or number of shares you
                                     wish to redeem;
                                  -  your signature(s) as it appears on your
                                     account and a daytime telephone number.


                                  A signature guarantee is required for
                                  redemptions over $100,000. See Transaction information--Redeeming shares.


                  o By Automatic You may arrange to receive automatic cash
                    Withdrawal   payments periodically. Call 1-800-225-5163 for
                    Plan         more information and an enrollment form.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

---------------------------------------
Scudder tax-advantaged
retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------
Trustees and Officers
--------------------------------------------------------------------------------


Daniel Pierce*
    President and Trustee
Paul Bancroft III
    Trustee; Venture Capitalist and Consultant
Sheryle J. Bolton
    Trustee; Consultant
William T. Burgin
    Trustee; General Partner, Bessemer Venture Partners
Thomas J. Devine
    Trustee; Consultant
Keith R. Fox
    Trustee; President, Exeter Capital Management Corporation
William H. Luers
    Trustee; President, The Metropolitan Museum of Art
Wilson Nolen
    Trustee; Consultant
Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary
Robert W. Lear
    Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business
Robert G. Stone, Jr.
    Honorary Trustee; Chairman of the Board and Director, Kirby Corporation Edmund R. Swanberg*
    Honorary Trustee
Peter Chin*
    Vice President
James M. Eysenbach*
    Vice President
Philip S. Fortuna*
    Vice President
Jerard K. Hartman*
    Vice President
Thomas W. Joseph*
    Vice President
Roy C. McKay*
    Vice President
Thomas F. McDonough*
    Vice President and Secretary
Pamela A. McGrath*
    Vice President and Treasurer
Edward J. O'Connell*
    Vice President and Assistant Treasurer
Richard W. Desmond*
    Assistant Secretary
* Scudder Kemper Investments, Inc.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------


The Scudder Family of Funds+
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund
  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund
  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on various stock exchanges.



--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

      For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

            Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.


--------------------------------------------------------------------------------

                        SCUDDER SMALL COMPANY VALUE FUND

                 A Pure No-Load T (No Sales Charges) Mutual Fund
                       Which Invests for Long-Term Growth
                      of Capital by Seeking out Undervalued
                         Stocks of Small U.S. Companies

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 1998


--------------------------------------------------------------------------------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Scudder Small Company Value Fund dated January 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                            Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES ...............................   1
     General Investment Objective and Policies .............................   1
     Investments and Investment Techniques .................................   2
     Investment Restrictions ...............................................  11


PURCHASES ..................................................................  12
     Additional Information About Opening An Account .......................  12
     Additional Information About Making Subsequent Investments ............  13
     Additional Information About Making Subsequent Investments by
       QuickBuy ............................................................  13
     Checks ................................................................  13
     Wire Transfer of Federal Funds ........................................  14
     Share Price ...........................................................  14
     Share Certificates ....................................................  14
     Other Information .....................................................  14

EXCHANGES AND REDEMPTIONS ..................................................  15
     Exchanges .............................................................  15
     Special Redemption and Exchange Information ...........................  16
     Redemption by Telephone ...............................................  16
     Redemption by QuickSell ...............................................  17
     Redemption by Mail or Fax .............................................  17
     Redemption-In-Kind ....................................................  17
     Other Information .....................................................  18

FEATURES AND SERVICES OFFERED BY THE FUND ..................................  18
     The Pure No-Load(TM) Concept ..........................................  18
     Dividends and Capital Gain Distribution Options .......................  19
     Diversification .......................................................  20
     Scudder Investor Centers ..............................................  20
     Reports to Shareholders ...............................................  20
     Transaction Summaries .................................................  20


THE SCUDDER FAMILY OF FUNDS ................................................  20

SPECIAL PLAN ACCOUNTS ......................................................  25
     Scudder Retirement Plans:  Profit-Sharing and Money Purchase
       Pension Plans for Corporations and Self-Employed Individuals ........  25
     Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
       Corporations and Self-Employed Individuals ..........................  25
     Scudder IRA:  Individual Retirement Account ...........................  25
     Scudder 403(b) Plan ...................................................  26
     Automatic Withdrawal Plan .............................................  26
     Group or Salary Deduction Plan ........................................  27
     Automatic Investment Plan .............................................  27
     Uniform Transfers/Gifts to Minors Act .................................  27

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ..................................  28


PERFORMANCE INFORMATION ....................................................  28
     Average Annual Total Return ...........................................  28
     Cumulative Total Return ...............................................  28
     Total Return ..........................................................  29
     Comparison of Fund Performance ........................................  29
     Internet access .......................................................  30


FUND ORGANIZATION ..........................................................  33

                                                                            Page

INVESTMENT ADVISER .........................................................  34
     Personal Investments by Employees of the Adviser ......................  37

TRUSTEES AND OFFICERS ......................................................  37

REMUNERATION ...............................................................  39
     Responsibilities of the Board-Board and Committee Meetings ............  39
     Compensation of Officers and Trustees .................................  40

DISTRIBUTOR ................................................................  40

TAXES ......................................................................  41

PORTFOLIO TRANSACTIONS .....................................................  44
     Brokerage Commissions .................................................  44
     Portfolio Turnover ....................................................  45

NET ASSET VALUE ............................................................  45

ADDITIONAL INFORMATION .....................................................  46
     Experts ...............................................................  46
     Shareholder Indemnification ...........................................  46
     Other Information .....................................................  46

FINANCIAL STATEMENTS .......................................................  47

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

            (See "Investment objective and policies" and "Additional
                                   information
           about policies and investments" in the Fund's prospectus.)

      Scudder Small Company Value Fund (the "Fund") is a pure no-loadT, diversified series of Scudder Securities Trust (the "Trust"), an open-end management investment company which continuously offers and redeems its shares at net asset value. It is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies


      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), uses a systematic, proprietary investment approach to identify small, U.S. companies that, in the opinion of the Adviser, are selling at prices that do not reflect adequately their long-term business potential. The Fund evaluates over 1000 companies similar in size to those comprising the Russell 2000 Index (created by Frank Russell Company ("Russell"), a leading asset strategy and investment management consultant, which provides independent evaluation of investment managers. These companies are often out of favor or not closely followed by investors and, as a result, can offer substantial appreciation potential over time.


     The Fund is expected to provide little, if any, current income and is designed for the aggressive portion of an investor's portfolio. Although the Fund typically holds a large number of securities identified through a quantitative, value-driven investment strategy, it does entail above average investment risk in comparison to larger U.S. stocks. Shares of the Fund should be purchased with a long-term horizon in mind (five years or more).

      In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 90% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000 Index of small stocks and maintain a median market capitalization (i.e., current stock price times shares outstanding) below $500 million. On a temporary basis, the Fund may continue to hold securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, but will not add to these holdings.

      The Fund takes a diversified approach to investing in small capitalization issues. It will not be unusual for the Fund to participate in more than one hundred small companies, representing a variety of U.S. industries.


      While the Fund invests primarily in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights, warrants and restricted securities. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may also invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations on a temporary basis, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.


      For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions.

     Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. The Fund is intended to be an investment vehicle for that portion of an investor's assets which can appropriately accept above-average risk and is not intended to provide a balanced investment program to meet all requirements of every investor. There is no assurance that the Fund's objective will be met.

Master/feeder structure. The Trust's Board of Trustees may determine that the objective of the Fund would be achieved more efficiently, while retaining its current distribution arrangement, by investing in a master fund in a master/feeder fund structure as described below, and in that case cause the Fund to do so without prior approval by shareholders.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds preserving separate identities, management or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss.


Investments and Investment Techniques

Value Investment Approach. The Fund is actively managed using a disciplined, value-oriented investment management approach. The Adviser uses a proprietary, computerized model to identify for investment small public U.S. companies selling at prices that, in the opinion of the Adviser, do not reflect adequately their long-term business potential. Companies purchased for the Fund typically have the following characteristics:

      o attractive valuations relative to the Russell 2000 Index-a widely used benchmark of small stock performance-based on measures such as price to earnings, price to book value and price to cash flow ratios.

      o     favorable trends in earnings growth rates and stock price momentum.

      The Fund's holdings are often out of favor or simply overlooked by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors come to recognize the full extent of a company's underlying potential.

      While the Fund involves above-average equity risk, the Fund's value-oriented, systematic approach to investing is designed to mitigate volatility of the Fund's share price relative to the small capitalization sector of the U.S. stock market. This risk is further managed by purchasing a large number of stocks, and employing specialized portfolio management techniques, such as portfolio optimization.

     The Fund focuses specifically on finding undervalued stocks of small U.S. companies. Historically, small companies have been attractive because they have been sources of new technologies and services, have competed with large companies on the basis of lower labor costs and have grown faster than larger firms. Their small size has also allowed them to respond rapidly to changing business conditions. In addition, small companies have not been closely followed by as many securities analysts as larger companies, so they have rewarded investors with the patience and knowledge to have sought them out.

      According to Ibbotson Associates, which has compiled market data back to 1926, the growth of $1 invested in small company stocks over that 70 year period would have grown to $2,454.63, compared to $1,113.92 if invested in large company stocks. Over this period, the compound annual growth rate of that $1 investment would have been 11.8% for the small company investment versus 10.5% for the large company investment. With the better performance, however, comes greater volatility in returns - from a one-year high of 123.27% to a one-year low of -49.68% during the period for small stocks, vs. 54.0% and -43.3% for large stocks.

                    Cumulative Value of $1 Invested in 1926
                          (Periods ended December 31)


                               [GRAPHIC OMITTED]


Source: Ibbotson Associates(1)

      The value approach entails searching for "bargains" in the market. These are often companies that are selling at prices below their estimated long-term business potential, and not followed or not purchased due to recent company downturns. Historically, these stocks, as measured by the Russell 2000 Value Index, typically have been less volatile than small growth stocks which generally have higher price/earnings ratios. As one would expect, value stocks have tended to rise as business fundamentals improved or as investors began to recognize their potential. "Growth" stocks have provided even more substantial increases in up markets, but they are also subject to substantial decreases in down markets, especially relative to value stocks. These greater ups and downs for growth stocks have meant greater overall volatility or risk. However, according to data compiled by Russell, historical performance indicates that the value orientation tends to produce less extreme swings, and manages to provide superior overall returns due to the limited downside risk inherent in the discipline.

      The Russell 2000 Index is a dynamic index comprised of 2000 small U.S. company stocks. (Scudder Small Company Value Fund invests in stocks of similar size - see General Investment Objective and Policies.) For measurement and analysis, Russell has split the Index into growth and value subsets.

      Russell 2000 Index of Small Stocks Performance in Up and Down Markets
         Compound Average Monthly Total Return: 1979* to September 1996

                   #     Russell 2000(R)   Russell 2000(R)    Russell(R)
                 Months     Growth            Value            2000
Down Months        80        -5.1%             -3.1%           -4.1%
Up Months         133         5.0%              4.1%            4.5%
All Months        213         1.1%              1.3%            1.2%
(annualized)       --        13.7%             17.1%           15.5%
          * Earliest performance for the Russell Indices.

----------
1 Small stocks from 1926-1995 are described by the NYSE 5th - 9th decile returns. Large stocks are described by the Standard & Poor's Composite Index, currently comprised of 500 generally large stocks in the U.S. Prior to 1957, the Index was comprised of 90 of the largest stocks. Source: Stocks, Bonds Bills and Inflation 1995 Yearbook, Ibbotson Associates.

     From 1979 to September 1996, a period that includes one of the most significant "up market" periods in history, the Russell 2000 Value Index has outperformed the overall Russell 2000 index by 1.6 percentage points on an annualized basis. Furthermore, small company value stocks tend to outperform small company stocks over various rolling periods.(2)

      o Value has outperformed Russell 2000 in 59% of rolling 12 month periods.
      o Value has outperformed Russell 2000 in 97% of rolling 60 month periods.

Small Cap Value Outperforms Small Stocks Over Long Term
o   By 1.6% Points Annualized (1979-9/1996)
o   In 120 of 202 (59%) Rolling 12 Month Periods
o   In 149 of 154 (97%) Rolling 60 Month Periods

--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]


Note: Small Cap Style Indices, currently defined by Frank Russell using price-to-book ratios and the IBES Long Term Growth Forecast, are subsets of the Russell 2000 Small Stock Index. Returns through 9/96. Source: Frank Russell Co., Scudder, Stevens & Clark.

      The performance advantage of value stocks has been fairly consistent over rolling five year periods and has not been caused by exceptional performance in any one year. Instead, this phenomenon appears to be driven by the fact that the downside volatility of small cap value stocks is limited relative to that of growth stocks, as indicated in the previous table. Upside performance also tends to be limited, but is sufficiently high that, over time, small cap value stocks have outperformed small cap growth stocks.

Investments Involving Above-Average Risk. As opportunities for greater gain frequently involve a correspondingly larger risk of loss, the Fund may purchase securities carrying above-average risk. The Fund's shares are suitable only for those investors who can make such investments without concern for current income and who are in a financial position to assume above-average stock market risks in search of long-term rewards.

      As stated above, the Fund may purchase securities involving above-average risk. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic


----------
2 Rolling periods capture returns over overlapping uniform holding periods. In examining 60-month rolling periods, the first rolling period would be 1/79-12/83, the second rolling period would be 2/79-1/84, the third rolling period would be 3/79-2/84, etc.

movements at times, due to limited trading volumes and less publicly available information. To help reduce risk, the Fund allocates its investments among many companies and different industries.

      The securities of small companies are often traded only over-the-counter and may not be traded in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of holdings of such securities may require the Fund to offer a discount from recent prices or dispose of the securities over a lengthy period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks.

     The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than nonconvertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

       Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONS). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P").

      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be physically held by the Custodian or in the Federal Reserve Book Entry System.

      For purposes of the Investment Company Act of 1940, as amended, ("1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks or to seek gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities market fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid assets equal to the exercise price.


      OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

      As a matter of fundamental policy, the Fund may not:

      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts related to physical commodities; or

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

     As a matter of nonfundamental policy, each Fund may not:

      (a) invest more than 15% of the Fund's total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days.

                             PURCHASES


    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have a certified Taxpayer Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by members of the NASD, by banks, and by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, and Scudder 401(k) and Scudder 403(b) Plan holders). Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value U.S. funds and must be drawn on, or payable through, a U.S. bank.

     If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

     Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.


Other Information

      If purchases or redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by and to refuse to sell to, any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of the Fund at any time for any reason.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor.

      The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                           in the Fund's prospectus.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information-Exchanging and redeeming shares-Signature guarantees" in the Fund's prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. However, shares that are exchanged may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information." An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225- 5163.

       Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information

     In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

      The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more, (b) shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans provided, however, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), or (d) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or
(ii) when the shareholder has failed to provide tax identification information. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

Redemption by Telephone

       Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax


      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

     It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1- 800-225-5163.

Redemption-In-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (see "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-loadT to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
            Scudder                                 No-Load
YEARS       Pure No-      8.50% Load   Load Fund   Fund with
          Load(TM) Fund     Fund      with 0.75%  0.25% 12b-1
                                      12b-1 Fee       Fee
--------------------------------------------------------------------------------
  10        $ 25,937     $ 23,733     $ 24,222     $ 25,354
--------------------------------------------------------------------------------
  15          41,772       38,222       37,698       40,371
--------------------------------------------------------------------------------
  20          67,275       61,557       58,672       64,282
================================================================================

      Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividends and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

      Your investment represents an interest in a large, diversified portfolio of securities. Diversification may protect you against the possible risks of concentrating in fewer securities or in a specific market sector.


Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to contact Scudder" in the Prospectus.


Reports to Shareholders

      The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

       (See "Investment products and services" in the Fund's prospectus.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.


----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.


----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

  Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

  Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

  Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold- related equity securities and gold.

  Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

      (See "Scudder tax-advantaged retirement plans," "Purchases-By Automatic Investment Plan" and "Exchanges and redemptions-By Automatic Withdrawal Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------
   Starting               Annual Rate of Return
    Age of      -------------------------------------------
Contributions        5%            10%            15%
-----------------------------------------------------------
      25        $253,680       $973,704          $4,091,908
      35         139,522        361,887             999,914
      45          69,439        126,005             235,620
      55          26,414         35,062              46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------
   Starting               Annual Rate of Return
    Age of      -------------------------------------------
Contributions        5%            10%            15%
-----------------------------------------------------------
      25        $119,318       $287,021            $741,431
      35          73,094        136,868             267,697
      45          40,166         59,821              90,764
      55          16,709         20,286              24,681

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information-Redeeming shares-Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information-Dividends and capital gains distributions" in the Fund's prospectus.)

      The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may allow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related federal income taxes for which the shareholders may claim a credit against their federal income tax liability. If the Fund does not distribute the amount of capital gains and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

      The Fund intends to distribute investment company taxable income and any net realized capital gains resulting from Fund investment activity in November or December each year. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (see "TAXES"), whether made in shares or cash.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information-Performance information" in the Fund's prospectus.)

      From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

      Average Annual Total Return is the average annual compound rate of return for the periods of one year and the life of the Fund, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1
     Where:

          P   =   a hypothetical initial investment of $1,000
          T   =   Average Annual Total Return
          n   =   number of years
          ERV =   ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

      Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total

            Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) -1
     Where:

          C   =  Cumulative Total Return
          P   =  a hypothetical initial investment of $1,000
          ERV =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Cumulative Total Return for the period ended August 31, 1996

                                  Life of Fund

                                     13.54%

Total Return

      Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Internet access

World Wide Web Site - The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access - Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities - known as SEAS (Scudder Electronic Account Services) - are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

               (See "Fund organization" in the Fund's prospectus.)


      The Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into five series, Scudder Development Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Small Company Value Fund and Scudder Financial Services Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.


      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

      The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.

     The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                               INVESTMENT ADVISER

     (See "Fund organization-Investment adviser" in the Fund's prospectus.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, organization is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.

      On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On November __, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich Insurance Group is particularly strong in the insurance of international companies and organizations. Over the past few years, Zurich's global presence, particularly in the United States, has been strengthened by means of selective acquisitions.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The

Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The
Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by the Adviser's own research specialists.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


      An investment management agreement (the "Agreement") dated October 6, 1995 was approved by the Trustees of the Fund on September 6, 1995 and by the initial shareholder of the Fund on October 4, 1995. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Trustees. At the special meeting of the Fund's stockholders held on October 23, 1997, the stockholders also approved a proposed new investment management agreement. The new investment management agreement (the "Agreement") became effective as of November __, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

      Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

       Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses (except those for attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Fund affiliated with the Adviser, and makes available, without expense to the Fund, the services of such directors, officers and employees of the Adviser as may duly be elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


     For these services the Fund pays the Adviser a fee equal to an annual rate of 0.75% of the Fund's average daily net assets payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until December 31, 1997 to maintain the total annualized expenses of the Fund at no more than 1.50% of the average daily net assets of the Fund. For the fiscal period October 6, 1995 (commencement of operations) to August 31, 1997, the Adviser did not impose any portion of its management fee amounting to $______.


      Under the Agreement, the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; broker's commissions, legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for expenses of shareholders' meetings, the cost of responding to shareholders' inquiries and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.


     The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.


      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.


      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.



                              TRUSTEES AND OFFICERS

Name                             Position                                              Position with Underwriter,
and Address                      with Fund           Principal Occupation**            Scudder Investor Services, Inc.

Daniel Pierce+* (63)             President and       Chairman of the Board and         Vice President, Director and
                                 Trustee             Managing Director of Scudder,     Assistant Treasurer
                                                     Stevens & Clark, Inc.

Paul Bancroft III (67)           Trustee             Venture Capitalist and                     --
1120 Cheston Lane                                    Consultant; Retired, President
Queenstown, MD 21658                                 Chief Executive Officer and
                                                     Director of Bessemer Securities
                                                     Corporation

Sheryle J. Bolton (51)           Trustee             Consultant                                     --
560 White Plains Road
Tarrytown, NY  10591

William T. Burgin                Trustee             General Partner, Bessemer                  --
P. O. Box 580                                        Venture Partners
Dover, MA   02030-0580

                                       37

Thomas J. Devine (71)            Trustee             Consultant                                 --
641 Lexington Avenue,
28th Floor
New York, NY 10022

Keith R. Fox (43)                Trustee             President, Exeter Capital                  --
10 East 53rd Street                                  Management Corporation
New York, NY 10022


William H. Luers (68)            Trustee             President, The Metropolitan               --
993 Fifth Avenue                                     Museum of Art
New York, NY  10028


Wilson Nolen (71)                Trustee             Consultant (1989 until                     --
1120 Fifth Avenue                                    present); Corporate Vice
New York, NY 10128                                   President of Becton, Dickinson
                                                     & Company, manufacturer of
                                                     medical and scientific products
                                                     (until June 1989)

Kathryn L. Quirk++#* (45)        Trustee             Managing Director of Scudder,     Vice President
                                                     Stevens & Clark, Inc.

Robert W. Lear (80)              Honorary Trustee    Executive-in-Residence,                    --
429 Silvermine Road                                  Visiting Professor, Columbia
New Canaan, CT 06840                                 University Graduate School of
                                                     Business

Robert G. Stone, Jr. (74)        Honorary Trustee    Chairman of the Board and                 --
405 Lexington Avenue,                                Director, Kirby Corporation
39th Floor                                           (inland and offshore marine
New York, NY 10174                                   transportation and diesel
                                                     repairs)

Edmund R. Swanberg++ (76)        Honorary Trustee    Advisory Managing Director of             --
                                                     Scudder, Stevens & Clark, Inc.

Peter Chin++ (55)                Vice President      Principal of Scudder, Stevens &           --
                                   Clark, Inc.

James M. Eysenbach@ (35)         Vice President      Vice President of Scudder,                --
                                                     Stevens & Clark, Inc.

Philip S. Fortuna++ (40)         Vice President      Managing Director of Scudder,             --
                                                     Stevens & Clark, Inc.

Jerard K. Hartman++ (64)         Vice President      Managing Director of Scudder,             --
                                                     Stevens & Clark, Inc.

Thomas W. Joseph+ (58)           Vice President      Principal of Scudder, Stevens &   Vice President, Director,
                                                     Clark, Inc.                       Treasurer and Assistant Clerk

                                       38

Thomas F. McDonough+ (50)        Vice President      Principal of Scudder, Stevens &   Clerk
                                 and Secretary       Clark, Inc.

Pamela A. McGrath+ (44)          Vice President      Managing Director of Scudder,             --
                                 and Treasurer       Stevens & Clark, Inc.

Roy C. McKay++ (54)              Vice President      Managing Director of Scudder,             --
                                                     Stevens & Clark, Inc.

Edward J. O'Connell++ (52)       Vice President      Principal of Scudder, Stevens &   Assistant Treasurer
                                 and Assistant       Clark, Inc.
                                 Treasurer

Richard W. Desmond++ (61)        Assistant           Vice President of Scudder,        Vice President
                                 Secretary           Stevens & Clark, Inc.


*        Mr. Pierce and Ms. Quirk are  considered by the Fund and counsel to be persons who are  "interested  persons"
         of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.
**       Unless  otherwise  stated,  all the  Trustees  and  officers  have been associated  with their  respective  companies for more than five years, but not necessarily in the same capacity.
#        Mr.  Pierce and Ms.  Quirk are members of the  Executive  Committee,  which may exercise all of the powers of the Trustees when they are not in session.
+        Address:  Two International Place, Boston, Massachusetts
++       Address:  345 Park Avenue, New York, New York
@        Address:  101 California Street, Suite 4100, San Francisco, CA  94111-5886


         The Trustees and Officers of the Fund also serve in similar capacities with other Scudder Funds.

         As of November 30, 1997, all Directors and officers as a group owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) _______ shares, or ____% of the shares of the Fund.

         Certain accounts for which the Adviser acts as investment adviser owned _______ shares in the aggregate, or 9.55% of the outstanding shares on November 30, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         To the best of the Fund's knowledge, as of November 30, 1997, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

                                  REMUNERATION


Responsibilities of the Board--Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.


         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls.

         The Independent Trustees met 16 times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above.

Compensation of Officers and Trustees

         The Independent  Trustees receive the following  compensation from each
Fund: an annual trustee's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between each Fund and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings or other activities.

         The Independent Trustees may also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.



               Name                             Scudder Securities Trust*                    All Scudder Funds

Paul Bancroft III,                                       $17,572                        $143,358        (16 funds)
Trustee
Sheryle J. Bolton,                                          $0                          $71,200          (9 funds)
Trustee
Thomas J. Devine,                                        $18,672                        $156,058        (18 funds)
Trustee
Keith R. Fox,                                            $18,372                        $87,508         (10 funds)
Trustee
Wilson Nolen,                                            $19,172                        $165,608        (17 funds)
Trustee
Robert G. Stone, Jr.,                                     $1,272                        $12,272  **      (2 funds)
Honorary Trustee

* Scudder Securities Trust consists of seven funds: Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund. Scudder Micro Cap Fund commenced operations on August 12, 1996. Scudder 21st Century Growth Fund commenced operations on September 9, 1996. Scudder Financial Services Fund commenced operations on September 30, 1997. As of January 1, 1998 Scudder Health Care Fund and Scudder Technology Fund each had not commenced operations.

** This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.


                                   DISTRIBUTOR



         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by a vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on September 10, 1997.


         Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

NOTE: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

          (See "Distribution and performance information--Dividends and capital gain distributions" and "Transaction information--
               Tax information, Tax identification number" in the
                              Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund. Presently, the Fund has no capital loss carryforwards. From November 1, 1995 through August 31, 1996 the Fund incurred $6,985 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the fiscal year ending August 31, 1997.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains owned and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         To the extent that dividends from domestic corporations constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (beginning in 1997, up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of a put option, on the Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures and forward contracts entered into by the Fund and all listed non-equity options written or purchased by the Fund (including options on futures contracts and options on broad-based stock indices) will be governed by
Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding
Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

          The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible the Adviser places orders for portfolio transactions for the Fund through the Distributor, which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service.
Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the custodian of the Fund for appraisal purposes; or who supply research, market and statistical information  to  the  Fund  or the  Adviser.  The  term  "research,  market  and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Fund's custodian and a credit against the custodian fee due to the custodian equal to one-half of the commission on any such transaction will be given. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

         In the fiscal period ended August 31, 1996, the Fund paid brokerage commissions of $78,852. For the fiscal period ended August 31, 1996, $38,755 (68.87% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Adviser. The amount of such transactions aggregated $17,209,696 (5.7% of all transactions).

         The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. For the fiscal period ended August 31, 1996 the portfolio turnover rate was 33.97%.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Other Information

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the objective and policies of the Fund, and other factors such as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

         The name "Scudder Securities Trust" is a designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. No series of the Trust shall be liable for the obligations of any other series. Upon the initial purchase of shares of the Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The Fund has a fiscal year end of August 31.

         The CUSIP number of the Fund is 811196-20-3.

          The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian.

         The firm of Dechert Price & Rhoads is counsel to the Fund.

         Costs of $23,751.06 incurred by the Fund in conjunction with its organization are amortized over the five year period beginning October 6, 1995.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the period October 6, 1995 (commencement of operations) to August 31, 1996, SFAC did not impose a portion of their fee amounting to $31,965 and the fee imposed amounted to $36,531.

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend paying agent for the Fund. The Fund pays SSC an annual fee for each account maintained for a participant. For the period October 6, 1995 (commencement of operations) to August 31, 1996, SSC did not impose a portion of their fee amounting to $50,693, and the fee imposed amounted to $57,935.

         Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period October 6, 1995 (commencement of operations) to August 31,1996, STC did not impose a portion of their fee amounting to $1,082, and the fee imposed amounted to $1,236.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio, of Scudder Small Company Value Fund, which are included on pages 17-23, inclusive, in the Annual Report to the Shareholders of the Fund dated August 31, 1997, together with the Report of the Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto, and are deemed to be a part of this Statement of Additional Information.

Scudder
Small Company
Value Fund

Annual Report
August 31, 1997

A pure no-load(TM) (no sales charges) mutual fund which offers opportunities for long-term growth of capital by seeking undervalued stocks of small U.S. companies.


o For the twelve-month period ended August 31, 1997, Scudder Small Company Value Fund provided a total return of 44.67%, exceeding by a wide margin the 37.30% total return of small company value stocks and the 28.96% return of small company stocks overall, as measured by the unmanaged Russell 2000 Value and the Russell 2000 indices, respectively.


o After trailing large-cap stocks for most of the year, the Fund also surpassed the performance of large-cap stocks, as represented by the 40.66% return of the S&P 500.


o As of August 31, 1997, the Fund was invested in 201 small U.S. companies with a median stock market capitalization of $437 million and a price-to-earnings ratio of roughly one-half that of small company stocks, reflecting the Fund's disciplined, value-oriented approach.

                                Table of Contents

3      Letter from the Fund's President
4      Performance Update
5      Portfolio Summary
6      Portfolio Management Discussion
9      Glossary of Investment Terms
10     Investment Portfolio
19     Financial Statements
22     Financial Highlights
23     Notes to Financial Statements
26     Report of Independent Accountants
27     Tax Information
28     Officers and Trustees
29     Investment Products and Services
30     Scudder Solutions


                       2 -SCUDDER SMALL COMPANY VALUE FUND

Dear Shareholders,

     We are pleased to present the annual report for Scudder Small Company Value Fund for the twelve-month period ended August 31, 1997.

     Your Fund benefited from its disciplined, value-oriented approach to investing in small company stocks, as it outperformed both small-cap and small-cap value indices during the fiscal period. This satisfying performance placed the Fund among the top 6% (24th) of 421 small company funds according to Lipper Analytical Services, Inc. for the period. A complete discussion of your Fund's activities begins on page 1.

     On the heels of several back-to-back years of strong performance by the U.S. stock market, yet another year of outstanding performance is almost hard to believe. Returns over this period exceed by a wide margin the approximately 10% long run average for U.S. stocks. Considering the recent strength of the market, we believe it is especially important for investors to have realistic expectations for stocks. While we expect the environment that has contributed to the stock market's good performance to continue, double-digit returns may not be repeated in 1998. Part of a sound approach to building a portfolio is adequate diversification with exposure to small-cap, foreign, emerging market, and fixed income securities in addition to large-cap U.S. stocks. Our Investor Relations representatives can assist you with assessing your needs and determining the next steps to achieving your long-term goals.
Please feel free to give them a call toll-free at 1-800-225-2470.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 31.

     Thank you for your continued investment in Scudder Small Company Value Fund. If you have any questions about your Fund, please call Scudder Investor Relations at 1-800-225-2470 or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Small Company Value Fund

                       3 -SCUDDER SMALL COMPANY VALUE FUND

                    Performance Update as of August 31, 1997

----------------------------------------
Fund Index Comparisons
----------------------------------------
                     Total Return
----------------------------------------
Period     Growth
Ended        of                Average
8/31/97   $10,000  Cumulative  Annual
----------------------------------------
Scudder Small Company Fund
Ticker Symbol:  SCSUX
----------------------------------------
1 Year    $14,467    44.67%     44.67%
Life of
Fund**    $16,425    64.25%     29.87%
----------------------------------------
Russell 2000 Value Index
----------------------------------------
1 Year    $13,730    37.30%     37.30%
Life of
Fund**    $15,431    54.31%     25.59%
----------------------------------------
Russell 2000 Index
----------------------------------------
1 Year    $12,896    28.96%     28.96%
Life of
Fund**    $14,467    44.67%     21.40%
----------------------------------------
S&P 500 Index
----------------------------------------
1 Year    $14,066    40.66%     40.66%
Life of
Fund**    $16,064    60.64%     28.26%


----------------------------------------
Growth of a $10,000 Investment
----------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:


Scudder Micro Cap Fund
Year            Amount
----------------------
10/95*         $10,000
11/95          $10,409
2/96           $10,844
5/96           $11,930
8/96           $11,605
11/96          $12,837
2/97           $13,522
5/97           $14,637
8/97           $16,789

Russell 2000 Value Index
Year            Amount
----------------------
10/95*         $10,000
11/95          $10,397
2/96           $10,959
5/96           $11,786
8/96           $11,506
11/96          $12,600
2/97           $13,325
5/97           $14,206
8/97           $15,799

Russell 2000 Index
Year            Amount
----------------------
10/95*         $10,000
11/95          $10,420
2/96           $11,017
5/96           $12,309
8/96           $11,399
11/96          $12,143
2/97           $12,403
5/97           $13,168
8/97           $14,701

S&P 500 Index
Year            Amount
----------------------
10/95*         $10,000
11/95          $10,439
2/96           $11,105
5/96           $11,669
8/96           $11,432
11/96          $13,347
2/97           $14,009
5/97           $15,102
8/97           $16,081

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Nasdaq Stock Market. The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth rates. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

* The Fund commenced operations on October 6, 1995. The graphed Index comparison begins October 31, 1995.

----------------------------------------
Returns and Per Share Information
----------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

                         Yearly periods ended August 31

                               1996**       1997
--------------------------------------------------------------------------------
Net Asset Value               $13.57       $19.58
--------------------------------------------------------------------------------
Income Dividends              $  .05       $  .03
--------------------------------------------------------------------------------
Capital Gains Distributions   $   --       $  .01
--------------------------------------------------------------------------------
Fund Total Return (%)          13.54        44.67
--------------------------------------------------------------------------------
Index Total Return (%)         12.38        37.30
--------------------------------------------------------------------------------
Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the one year and life of Fund periods would have been lower.

* The Fund commenced operations on October 6, 1995.

                      4 - SCUDDER SMALL COMPANY VALUE FUND

                    Portfolio Summary as of August 31, 1997

----------------------------------------
Asset Allocation
----------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the below table.

Equity Securities                    96%
Cash Equivalents                      4%
----------------------------------------
                                    100%
----------------------------------------

The Fund seeks to be fully invested in
stocks of small U.S. companies.


----------------------------------------
Sectors/Largest Holdings
(Excludes 4% Cash Equivs.)
----------------------------------------
 1. Manufacturing (18%)
    L.S. Starrett Corp.
    Manufacturing tools

 2. Financial (17%)
    Harleysville Group, Inc.
    Regional insurance holding company

 3. Consumer Discretionary (10%)
    Toro Co.
    Manufacturer of lawn and snow
    removal equipment

 4. Construction (9%)
    U.S. Home Corp
    Single home builder and financier

 5. Technology (7%)
    CTS Corp.
    Manufacturer of electronic and
    electromechanical components

 6. Utilities (7%)
    Energen Corp.
    Natural gas distributor

 7. Service Industries (6%)
    Mine Safety Appliance Co.
    Manufacturer of safety and health
    protection equipment and instruments

 8. Durables (6%)
    NACCO Industries, Inc. "A"
    Manufacturer of forklift trucks

 9. Metals & Minerals (5%)
    Brush Wellman Inc.
    Manufacturer of engineered metal
    products

10. Consumer Staples (5%)
    Nash-Finch Co.
    Owner and operator of supermarkets
    and warehouse stores



----------------------------------------------------------------------
Stock Characteristics
----------------------------------------------------------------------
                                                               Fund as
                                                                % of
                                                Russell  S&P   Russell
                                        Fund     2000*   500**  2000
----------------------------------------------------------------------
Small Companies ($ millions)
Market Capitalization: Median            437      461    6,260    95%
Market Capitalization: Wgt. Avg.         467      741   49,685    63%
Revenues                                 767      590   25,301   130%

Value Orientation
P/E: Trailing Twelve Months             15.1     31.5     22.6    48%
Price/Sales                              0.6      1.2      1.5    51%
Price/Book Value                         1.8      2.8      3.7    66%
Yield (Avg. Stock)                       1.3%     1.1%     1.7%  111%


* The Russell 2000 Index is an unmanaged capitalization weighted measure of approximately 2000 small U.S. stocks.

** The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Nasdaq Stock Market.


     Reflecting the Fund's value orientation, the portfolio's average price-earnings ratio is less than half that of the overall small-cap market.


For more complete details about the Fund's Investment Portfolio, see page 10. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                      5 - SCUDDER SMALL COMPANY VALUE FUND

                        Portfolio Management Discussion

In the following interview, James M. Eysenbach and Philip S. Fortuna, portfolio managers of Scudder Small Company Value Fund, discuss the Fund's strategy and market environment during the fiscal period.

Q:  How did the Fund perform?

A: For the trailing twelve-month period ended August 31, 1997, the Fund provided a total return of 44.67%, exceeding the 37.30% return of the unmanaged Russell 2000 Value Index of small company value stocks and the 28.96% return of the Russell 2000 Index of small company stocks overall. Among its peers, the Fund ranked in the top 6% (24th) of 421 small-cap funds according to Lipper Analytical Services, Inc. for the same period. The Fund's net asset value per share increased from $13.57 to $19.58, and it paid an income distribution of $0.03 per share and a capital gain distribution of $0.01 per share.

Q:  How do you judge this performance?

A: The Fund's disciplined method of stock selection, which focuses on companies with attractive valuations, has been particularly rewarding during a period when the small-cap market struggled to keep pace with the strong returns of large-cap stocks. Towards the end of the period, we began to see a change as large-cap stock performance slipped. As a result, the Fund outperformed the larger-cap S&P 500 Index in addition to small-cap benchmarks over the trailing twelve-month period and from the Fund's inception on October 6, 1995. Of course, these are still relatively short time periods. A minimum three-to five-year investment horizon can provide a more realistic perspective in evaluating the performance of a stock fund.

Q:  What is your investment strategy?

A: We seek to exploit inefficiencies in the small-cap segment of the U.S. stock market and add value through quantitative equity analysis, portfolio construction and efficient trading. We do not attempt to add value through market timing, either by moving between stocks and cash or among various segments of the equity markets. Instead, we attempt to keep the Fund essentially fully-invested in small U.S. stocks. This approach is consistently applied and does not change significantly from one reporting period to the next.

Q:  How is your investment strategy different from other funds?

A: Instead of attempting to gauge the growth prospects of a company's new products or the quality of management and their projections for the future, we seek to invest in attractively valued small company stocks. We conduct a quantitative evaluation of more than one thousand small companies, analyzing valuations, sales and earnings trends, returns to shareholders, and risk characteristics to identify promising candidates for the Fund.

Q:  What characterizes the Fund's value orientation?

A: We look at valuation from several perspectives. One measure is the portfolio's price-earnings (P/E) multiple. The P/E is a widely used stock valuation gauge that indicates what investors are paying for a company's earnings on a per-share basis. A low "earnings multiple" can indicate an undervalued security for a given level of earnings. The Fund's current average P/E is 15.1, or roughly one-half that of the Russell 2000 Index of small company stocks. This below-average P/E is indicative of the Fund's value approach, and

                       6 -SCUDDER SMALL COMPANY VALUE FUND
has the potential to provide a degree of downside protection if stocks decline.

Q:  Is the Fund less volatile than the market?

A: As a result of our value-oriented investment strategy, the Fund has been less volatile than the overall stock market, whether measured against the Russell 2000 small-cap stock universe or the S&P 500 Index of larger company stocks. The Fund's overall volatility, as measured by the standard deviation of monthly returns from inception, has been about 20% lower than the Russell 2000 and about 10% less volatile than the S&P 500. While lower volatility is typical of small-cap value stocks relative to small-cap stocks overall, this period has been unusual in that this segment has also exhibited lower volatility than large-cap stocks.

Q:  How do you select investments?

A: Our process is highly systematic, and starts with collecting extensive financial information on individual companies. Using a proprietary investment model, we analyze this data in a consistent, objective way across a large universe of small companies. Each stock is assigned a ranking based on its relative attractiveness. In addition, as new information streams in, such as recent earnings reports, it is incorporated into the evaluation so that we can instantly see how the fresh data affects the relative attractiveness of each stock. Careful consideration is then given to the risk characteristics of these stocks within the context of a diversified portfolio. We employ the assistance of a computer model to assess the millions of possibilities and identify the portfolio with the highest potential return for a given level of risk. Finally, we work with our traders to determine the most efficient means of executing our purchase and sale decisions.

Q:  Are there other considerations that go into the investment process?

A: Yes. We consider the tax implications of portfolio management decisions and keep turnover at a relatively modest level -- 44% over the trailing twelve-months. This strategy has resulted in lower realized gains and therefore, lower taxable capital gains distributions to shareholders, while still providing attractive total returns.

Q: The small-cap market is perceived as high risk. What do you do to manage risk?

A: The risks of holding individual small-cap stocks can be high. Small companies generally have higher business risks than more established companies, such as untested management, less diversified product lines, and limited financial resources. This makes small companies more vulnerable to adverse business developments than larger companies. Also, because some small-cap stocks are traded less frequently, the price of these issues can drop quickly if investors rush to sell. Conversely, the price can be dramatically bid up if an investor tries to initiate a large position in a stock. We attempt to control these risks throughout the selection process by holding a relatively large number of securities in the portfolio. That way, if a few individual securities experience problems, the effect is minimized. The Fund is also structured to promote a stable base of assets. To discourage short-term trading, the Fund imposes a 1%

                       7 -SCUDDER SMALL COMPANY VALUE FUND
redemption fee on shares held less than one year.

Q:  What is your outlook for small-cap value stocks and the Fund?

A: As believers in our own investment strategy, we think small-cap value stocks have an important place in nearly every long-term investor's portfolio. However, small-cap value stocks will have periods of underperformance and will not always provide the exceptional tailwind that this segment has recently enjoyed. We believe that small-cap value stocks offer many long-term benefits, including the potential to improve an investor's portfolio diversification. With sales and earnings growth having become harder to sustain at some large companies, we believe small-caps should continue to provide a good place for long-term investors seeking exposure to a dynamic sector of the stock market.


                Scudder Small Company Value Fund: A Team Approach
                                  to Investing

  Scudder Small Company Value Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  James M. Eysenbach joined Scudder in 1991 as a senior quantitative analyst, served as director of quantitative services from 1993 to 1997 and is currently managing portfolios full-time. Mr. Eysenbach has more than 10 years investment management experience, specializing in quantitative research, analysis and portfolio management. Philip S. Fortuna joined Scudder in 1986 as a manager of institutional equity accounts, and has served as director of quantitative services and director of investment operations. He has also been involved in global planning and new product development in addition to his portfolio management responsibilities. Mr. Fortuna is currently director of Scudder's quantitative group.


                       8 -SCUDDER SMALL COMPANY VALUE FUND

                          Glossary of Investment Terms

 FUNDAMENTAL RESEARCH                  Analysis of companies based on
                                       the projected impact of management,
                                       products, sales, and earnings on balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK                          Stock of a company that has
                                       displayed above average earnings growth
                                       and is expected to continue to increase
                                       profits rapidly going forward.

 LIQUIDITY                             A stock that is liquid has enough shares
                                       outstanding and a substantial enough
                                       market capitalization to allow large
                                       purchases and sales to occur without
                                       causing a significant change in its
                                       market price.

 MARKET CAPITALIZATION                 The value of a company's
                                       outstanding shares of common stock,
                                       determined by the number of shares
                                       outstanding multiplied by the share price
                                       (Shares x Price = Market Capitalization).
                                       The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. In general,
                                       "large-cap" stocks tend to be more liquid than "small-cap" stocks.

 OVER/UNDER  WEIGHTING                 Refers to the allocation of
                                       assets -- usually by sector, industry, or country -- within a portfolio relative to a benchmark index, (i.e. the Russell
                                       2000) or an investment universe.

 PRICE-EARNINGS RATIO (P/E)            A widely used gauge of a stock's
 (also "earnings multiple")            valuation that indicates what investors
                                       are  paying for a company's earnings on
                                       a per share basis. A higher "earnings
                                       multiple" indicates a higher expected
                                       growth rate and the potential for greater price fluctuations.

 STANDARD DEVIATION                    A statistical measure of the
                                       degree to which an individual value tends to vary from the mean of the distribution. Frequently used in portfolio management to determine the range of possible future performances based on the past performance of a security.

 VALUE STOCK                           A stock that does not fully reflect
                                       the company's intrinsic value, as
                                       indicated by price-earnings ratio,
                                       price-book value ratio, dividend yield,
                                       or some other valuation measure, relative to its industry or the market overall.
                                       Value stocks tend to display less price
                                       volatility and may carry higher dividend yields.

(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)


                       9 -SCUDDER SMALL COMPANY VALUE FUND

                   Investment Portfolio as of August 31, 1997

                                                                                              Principal              Market
                                                                                             Amount ($)             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 4.2%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 8/29/97 at
  5.45%, to be repurchased at $5,261,184 on 9/2/97, collateralized by a                                            -----------
  $3,755,000 U.S. Treasury Note, 12%,  8/15/13 (Cost $5,258,000) ........................      5,258,000             5,258,000
                                                                                                                   -----------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 95.8%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 9.8%
Apparel & Shoes 0.6%
Oxford Industries, Inc. .................................................................         21,500               721,594
                                                                                                                   -----------
Department & Chain Stores 3.4%
AnnTaylor Stores Corp.* .................................................................          6,100               104,463
Carson Pirie Scott & Co.* ...............................................................         27,400               972,700
Casey's General Stores, Inc.* ...........................................................         37,900               862,225
Dress Barn Inc.* ........................................................................         20,300               416,150
Shopko Stores, Inc.* ....................................................................         35,900               987,250
Syms Corp.* .............................................................................         65,000               824,688
                                                                                                                   -----------
                                                                                                                     4,167,476
                                                                                                                   -----------
Home Furnishings 3.5%
Ethan Allen Interiors Inc. ..............................................................          3,300               242,550
Furniture Brands International Inc.* ....................................................         22,700               400,088
Interface, Inc. .........................................................................         26,000               728,000
Mikasa, Inc.* ...........................................................................         40,900               485,688
Oneida Ltd. .............................................................................         26,500               839,719
Thomas Industries, Inc. .................................................................         21,900               648,788
Toro Co. ................................................................................         28,000             1,039,500
                                                                                                                   -----------
                                                                                                                     4,384,333
                                                                                                                   -----------
Hotels & Casinos 0.5%
Prime Hospitality Corp.* ................................................................         30,100               571,900
                                                                                                                   -----------
Recreational Products 0.2%
Outboard Marine Corp. ...................................................................         14,800               264,550
                                                                                                                   -----------
Restaurants 0.8%
Ryan's Family Steak Houses, Inc.* .......................................................        101,200               936,100
                                                                                                                   -----------
Specialty Retail 0.8%
Fabri-Centers of America "A"* ...........................................................         24,400               594,750
Inacom Corp. ............................................................................         12,600               434,700
                                                                                                                   -----------
                                                                                                                     1,029,450
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     10 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Consumer Staples 5.2%
Food & Beverage 3.8%
Earthgrains Co. .........................................................................         15,000               615,000
International Multifoods Corp. ..........................................................         10,600               284,875
Michael Foods, Inc. .....................................................................         31,000               670,375
Morningstar Group, Inc.* ................................................................         23,000               687,125
Nash-Finch Co. ..........................................................................         48,200             1,030,275
Pilgrim's Pride Corp. ...................................................................         59,900               703,825
Rykoff-Sexton, Inc. .....................................................................         29,800               752,450
                                                                                                                   -----------
                                                                                                                     4,743,925
                                                                                                                   -----------
Package Goods/Cosmetics 0.5%
American Safety Razor Co.* ..............................................................         32,000               596,000
                                                                                                                   -----------
Textiles 0.9%
Guilford Mills, Inc. ....................................................................         50,500             1,098,375
                                                                                                                   -----------
Health 1.2%
Hospital Management 0.4%
Mariner Health Group, Inc.* .............................................................         36,000               522,000
                                                                                                                   -----------
Medical Supply & Specialty 0.8%
Bindley Western Industries, Inc. ........................................................         30,200               760,663
West Co., Inc. ..........................................................................          6,100               189,863
                                                                                                                   -----------
                                                                                                                       950,526
                                                                                                                   -----------
Financial 16.3%
Banks 7.4%
Banknorth Group, Inc. ...................................................................         20,800             1,040,000
Bok Financial Corp. .....................................................................         10,400               384,800
Chittenden Corp. ........................................................................         14,050               481,213
Citizens Banking Corp. ..................................................................         17,800               703,100
Commerce Bancorp, Inc. ..................................................................         10,249               379,204
Community First Bankshares, Inc. ........................................................         13,700               558,275
First Citizens BancShares, Inc. "A" .....................................................          1,200               107,400
FirstBank Puerto Rico ...................................................................         15,900               448,181
Heritage Financial Services, Inc. .......................................................         27,600               531,300
MAF Bancorp, Inc. .......................................................................         14,100               433,575
National Bancorp of Alaska, Inc. ........................................................          5,100               448,800
People's Heritage Financial Group, Inc. .................................................          2,659                99,048
Riggs National Corp. ....................................................................         39,900               837,900

    The accompanying notes are an integral part of the financial statements.


                     11 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares* ..............................................................          7,300               392,375
Susquehanna Bancshares, Inc. ............................................................         18,000               495,000
TR Financial Corp. ......................................................................         16,000               442,000
UST Corporation .........................................................................         23,100               496,650
Usbancorp, Inc. .........................................................................         10,200               626,025
Webster Financial Corp. .................................................................          6,300               333,113
                                                                                                                   -----------
                                                                                                                     9,237,959
                                                                                                                   -----------
Insurance 7.4%
Acceptance Insurance Cos., Inc.* ........................................................         24,600               547,350
Allied Group, Inc.* .....................................................................         11,750               519,938
American Annuity Group, Inc. ............................................................         25,600               531,200
American Heritage Life Investment Corp. .................................................         25,000               882,813
Baldwin & Lyons, Inc. "B" ...............................................................         13,400               259,625
Capitol Transamerica Corp. ..............................................................          7,700               200,200
Delphi Financial Group, Inc. "A" ........................................................          5,586               244,719
Guarantee Life Companies, Inc. ..........................................................         16,800               449,400
Guaranty National Corp. .................................................................         32,100               904,819
Harleysville Group, Inc. ................................................................         25,700             1,089,038
Life Re Corp. ...........................................................................         10,200               523,388
Life USA Holdings Inc.* .................................................................         44,300               670,038
Medical Assurance, Inc. .................................................................          5,155               257,740
Nymagic, Inc. ...........................................................................         30,100               726,163
Presidential Life Corp. .................................................................         45,700               874,013
Trenwick Group, Inc. ....................................................................         12,500               454,688
                                                                                                                   -----------
                                                                                                                     9,135,132
                                                                                                                   -----------
Business Finance 0.7%
Imperial Bancorp ........................................................................         27,000               882,563
                                                                                                                   -----------
Consumer Finance 0.5%
North American Mortgage Co. .............................................................         23,900               618,413
                                                                                                                   -----------
Other Financial Companies 0.3%
Cash America International, Inc. ........................................................         38,939               418,594
                                                                                                                   -----------
Service Industries 6.0%
Environmental Services 1.2%
Mine Safety Appliance Co. ...............................................................         15,400               970,200
OHM Corp.* ..............................................................................         66,600               553,613
                                                                                                                   -----------
                                                                                                                     1,523,813
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     12 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Investment 1.3%
Interra Financial, Inc. .................................................................         16,000               696,000
Jefferies Group, Inc. ...................................................................          8,800               598,400
Phoenix Duff & Phelps Corp. .............................................................         44,600               340,075
                                                                                                                   -----------
                                                                                                                     1,634,475
                                                                                                                   -----------
Miscellaneous Commercial Services 2.5%
Berlitz International, Inc. .............................................................         34,600               908,250
CORT Business Services Corp.* ...........................................................         10,900               417,606
Getty Realty Corp.* .....................................................................         19,700               344,750
McGrath Rentcorp ........................................................................         38,000               874,000
Volt Information Sciences, Inc.* ........................................................          9,900               552,544
                                                                                                                   -----------
                                                                                                                     3,097,150
                                                                                                                   -----------
Printing/Publishing 1.0%
Bowne & Co., Inc. .......................................................................         20,700               599,006
Merrill Corp. ...........................................................................         16,800               680,400
                                                                                                                   -----------
                                                                                                                     1,279,406
                                                                                                                   -----------
Durables 5.7%
Aerospace 0.5%
Tracor, Inc. ............................................................................         21,200               638,650
                                                                                                                   -----------
Automobiles 3.3%
A.O. Smith Corp. ........................................................................         10,000               352,500
Arvin Industries, Inc. ..................................................................         10,300               358,569
Excel Industries Inc. ...................................................................         30,400               775,200
Simpson Industries, Inc. ................................................................         88,000               979,000
Titan International, Inc. ...............................................................         34,900               636,925
Walbro Inc. .............................................................................         20,100               432,150
Wynn's International, Inc. ..............................................................         20,050               578,944
                                                                                                                   -----------
                                                                                                                     4,113,288
                                                                                                                   -----------
Construction/Agricultural Equipment 1.7%
Allied Products Corp. ...................................................................         10,300               363,719
Global Industrial Technologies, Inc.* ...................................................         32,200               609,788
NACCO Industries, Inc. "A" ..............................................................         12,600             1,086,750
                                                                                                                   -----------
                                                                                                                     2,060,257
                                                                                                                   -----------
Leasing Companies 0.2%
AMERCO ..................................................................................          7,300               196,188
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     13 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Manufacturing 17.0%
Chemicals 2.0%
Cambrex Corp. ...........................................................................         10,950               533,128
NCH Corp. ...............................................................................         16,400             1,115,200
Stepan Co. ..............................................................................         36,600               862,388
                                                                                                                   -----------
                                                                                                                     2,510,716
                                                                                                                   -----------
Containers & Paper 0.6%
Mosinee Paper Corp. .....................................................................         20,699               615,795
Shorewood Packaging Corp.* ..............................................................          8,300               179,488
                                                                                                                   -----------
                                                                                                                       795,283
                                                                                                                   -----------
Diversified Manufacturing 4.1%
ACX Technologins, Inc.* .................................................................         17,900               468,756
Cascade Corp. ...........................................................................         36,100               652,056
Griffon Corp.* ..........................................................................         54,200               758,800
Insilco Corp.* ..........................................................................         15,100               577,575
Robbins & Myers, Inc. ...................................................................         18,500               603,563
Scotsman Industries, Inc. ...............................................................         30,300               835,144
Tredegar Industries, Inc. ...............................................................         11,800               811,988
Valmont Industries ......................................................................         17,000               357,000
                                                                                                                   -----------
                                                                                                                     5,064,882
                                                                                                                   -----------
Electrical Products 0.5%
AFC Cable Systems, Inc.* ................................................................         18,700               560,973
                                                                                                                   -----------
Hand Tools 1.0%
L.S. Starrett Corp. "A" .................................................................         35,400             1,239,000
                                                                                                                   -----------
Industrial Specialty 3.3%
Apogee Enterprises, Inc. ................................................................         14,500               317,188
Applied Power, Inc. "A" .................................................................          5,600               355,600
Barnes Group, Inc. ......................................................................         26,600               733,163
Commercial Intertech Corp. ..............................................................         23,600               395,300
Electro Scientific Industries, Inc.* ....................................................         13,300               645,050
FSI International, Inc.* ................................................................         27,500               508,750
Kulicke & Soffa Industries, Inc.* .......................................................         11,700               537,469
Spartech Corp. ..........................................................................         22,300               354,013
Wyman-Gordon Co.* .......................................................................          8,300               226,694
                                                                                                                   -----------
                                                                                                                     4,073,227
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     14 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Machinery/Components/Controls 3.4%
Amcast Industrial Corp. .................................................................         30,400               737,200
Columbus McKinnon Corp. .................................................................         18,500               376,938
Commonwealth Industries Inc. ............................................................          5,000                95,625
DT Industries, Inc. .....................................................................          6,300               187,425
Gleason Corp. ...........................................................................         13,600               742,900
Mueller Industries, Inc.* ...............................................................          5,500               240,969
Sequa Corp. "A"* ........................................................................         13,600               697,000
Tennant Company .........................................................................         24,400               838,750
Zero Corporation ........................................................................         12,600               339,413
                                                                                                                   -----------
                                                                                                                     4,256,220
                                                                                                                   -----------
Office Equipment/Supplies 0.3%
General Binding Corp. ...................................................................         11,900               368,900
                                                                                                                   -----------
Wholesale Distributors 1.8%
Applied Industrial Technology, Inc. .....................................................         18,450               758,756
Hughes Supply, Inc. .....................................................................         24,250               621,406
Rexel, Inc.* ............................................................................         38,500               801,281
                                                                                                                   -----------
                                                                                                                     2,181,443
                                                                                                                   -----------
Technology 7.0%
Computer Software 0.4%
MTS Systems Corp. .......................................................................         16,200               518,400
                                                                                                                   -----------
Diverse Electronic Products 1.2%
Cubic Corp. .............................................................................         24,000               837,000
Esterline Technologies Corp.* ...........................................................         17,000               631,125
                                                                                                                   -----------
                                                                                                                     1,468,125
                                                                                                                   -----------
EDP Peripherals 0.1%
Black Box Corp. .........................................................................          4,700               170,963
                                                                                                                   -----------
Electronic Components/Distributors 2.9%
CTS Corp. ...............................................................................         12,600             1,020,600
MicroAge Inc.* ..........................................................................         27,600               750,375
Park Electrochemical Corp. ..............................................................         24,900               737,663
Photronics, Inc.* .......................................................................          2,400               141,600
Pioneer Standard Electronics, Inc. ......................................................         27,200               408,000
Rogers Corp.* ...........................................................................         15,600               590,850
                                                                                                                   -----------
                                                                                                                     3,649,088
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     15 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Electronic Data Processing 0.1%
Sequent Computer Systems, Inc.* .........................................................          6,300               177,581
                                                                                                                   -----------
Military Electronics 1.2%
Tech-Sym Corp.* .........................................................................         27,000               896,063
Watkins-Johnson Co. .....................................................................         17,700               608,438
                                                                                                                   -----------
                                                                                                                     1,504,501
                                                                                                                   -----------
Precision Instruments 0.2%
Silicon Valley Group Inc. ...............................................................          9,000               303,750
Semiconductors 0.9%
Electroglas, Inc.* ......................................................................         17,200               550,400
Oak Technology, Inc. ....................................................................          2,200                23,925
Siliconix, Inc.* ........................................................................         14,500               558,250
                                                                                                                   -----------
                                                                                                                     1,132,575
                                                                                                                   -----------
Energy 3.6%
Oil & Gas Production 1.1%
Plains Resources, Inc.* .................................................................         38,400               700,800
Tesoro Petroleum Corp.* .................................................................         39,000               667,875
                                                                                                                   -----------
                                                                                                                     1,368,675
                                                                                                                   -----------
Oil Companies 0.6%
Giant Industries, Inc. ..................................................................         18,200               335,563
Holly Corp. .............................................................................         15,400               403,288
                                                                                                                   -----------
                                                                                                                       738,851
                                                                                                                   -----------
Oilfield Services/Equipment 1.9%
Cliffs Drilling Co.* ....................................................................         13,400               639,013
Getty Petroleum Corp. ...................................................................         19,400               109,125
Pride International Inc.* ...............................................................         23,500               752,000
RPC, Inc. ...............................................................................         40,400               873,650
                                                                                                                   -----------
                                                                                                                     2,373,788
                                                                                                                   -----------
Metals & Minerals 5.2%
Steel & Metals
Brush Wellman, Inc. .....................................................................         40,500             1,012,500
Carpenter Technology Corp. ..............................................................          1,100                49,294
Chaparral Steel Co. .....................................................................         36,400               550,550
Citation Corp.* .........................................................................         31,200               546,000
Cleveland-Cliffs, Inc. ..................................................................         22,200               925,463
Commercial Metals Co. ...................................................................         18,900               581,175

    The accompanying notes are an integral part of the financial statements.


                     16 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies* .................................................................         15,600               636,675
National Steel Corp. "B"* ...............................................................         35,800               673,488
Quanex Corp. ............................................................................         22,400               813,400
RMI Titanium Co.* .......................................................................         18,200               381,063
Shiloh Industries, Inc.* ................................................................         15,300               283,050
                                                                                                                   -----------
                                                                                                                     6,452,658
                                                                                                                   -----------
Construction 9.1%
Building Materials 5.3%
Ameron International Corp. ..............................................................         18,000             1,051,875
Butler Manufacturing Co. ................................................................         13,100               471,600
Florida Rock Industries, Inc. ...........................................................         17,100               844,313
Lone Star Industries, Inc. ..............................................................         12,600               669,375
Medusa Corp. ............................................................................          9,700               455,900
Puerto Rican Cement Co., Inc. ...........................................................         30,400             1,069,700
Southdown, Inc. .........................................................................         14,100               661,819
Texas Industries, Inc. ..................................................................         12,700               423,069
Triangle Pacific Corp.* .................................................................         15,200               478,800
Universal Forest Products, Inc. .........................................................         27,600               469,200
                                                                                                                   -----------
                                                                                                                     6,595,651
                                                                                                                   -----------
Building Products 0.7%
Zurn Industries, Inc. ...................................................................         28,300               840,156
                                                                                                                   -----------
Homebuilding 2.5%
Champion Enterprises, Inc.* .............................................................          9,200               158,700
D.R. Horton, Inc. .......................................................................         24,900               392,175
NVR Inc.* ...............................................................................         44,400               949,050
Skyline Corp. ...........................................................................         15,900               460,106
U.S. Home Corp.* ........................................................................         33,800             1,193,563
                                                                                                                   -----------
                                                                                                                     3,153,594
                                                                                                                   -----------
Miscellaneous 0.6%
Granite Construction, Inc. ..............................................................         36,500               766,500
                                                                                                                   -----------
Transportation 2.9%
Air Freight 0.6%
Circle International Group, Inc. ........................................................         29,600               743,700
                                                                                                                   -----------
Airlines 0.6%
Alaska Air Group Inc.* ..................................................................         26,700               732,581
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     17 -- SCUDDER SMALL COMPANY VALUE FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Marine Transportation 0.5%
Avondale Industries, Inc.* ..............................................................         24,500               560,438
                                                                                                                   -----------
Trucking 1.2%
Roadway Express, Inc. ...................................................................         22,800               524,400
USFreightways Corp. .....................................................................         22,500               675,000
Yellow Corp.* ...........................................................................          8,500               266,688
                                                                                                                   -----------
                                                                                                                     1,466,088
                                                                                                                   -----------
Utilities 6.8%
Electric Utilities 4.0%
Black Hills Corp. .......................................................................         21,800               607,675
Central Lousiana Electric Co. ...........................................................         24,700               648,375
Central Hudson Gas & Electric Co. .......................................................         19,000               634,125
Commonwealth Energy System Cos. .........................................................         41,500             1,021,938
El Paso Electric Co.* ...................................................................        149,400               933,750
Northwestern Public Service Co. .........................................................         46,400               896,100
SIGCORP, Inc. ...........................................................................          9,600               242,400
                                                                                                                   -----------
                                                                                                                     4,984,363
                                                                                                                   -----------
Natural Gas Distribution 2.6%
Energen Corp. ...........................................................................         30,100             1,085,481
Laclede Gas Co. .........................................................................         15,700               383,669
North Carolina Natural Gas Corp. ........................................................         15,700               491,606
Northwest Natural Gas Co. ...............................................................         26,500               662,500
Southern Union Co. ......................................................................         24,310               556,091
                                                                                                                   -----------
                                                                                                                     3,179,347
                                                                                                                   -----------
Water Supply 0.2%
Aquarion Co. ............................................................................         11,500               299,723
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $90,875,958)                                                                             119,053,857
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $96,133,958) (a)                                                        124,311,857
------------------------------------------------------------------------------------------------------------------------------

  (a) The cost for federal income tax purposes was $96,133,958. At August 31, 1997, net unrealized appreciation for all securities based on tax cost was $28,177,899. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $28,445,899 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $268,000.

    * Non-income producing security.

    The accompanying notes are an integral part of the financial statements.


                     18 -- SCUDDER SMALL COMPANY VALUE FUND

                                          Financial Statements

                                  Statement of Assets and Liabilities
                                         as of August 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $96,133,958) ..................    $ 124,311,857
                 Cash ..................................................................              187
                 Receivable on Fund shares sold ........................................          782,140
                 Dividends and interest receivable .....................................          127,818
                 Deferred organization expense .........................................           14,697
                 Other assets ..........................................................              791
                                                                                            ----------------
                 Total assets ..........................................................      125,237,490
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased .....................................        1,611,176
                 Payable for Fund shares redeemed ......................................           37,101
                 Accrued management fee ................................................           82,323
                 Other payables and accrued expenses ...................................          108,068
                                                                                            ----------------
                 Total liabilities .....................................................        1,838,668
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 123,398,822
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ...................................           19,194
                 Net unrealized appreciation (depreciation) on investments .............       28,177,899
                 Accumulated net realized gain .........................................        2,442,080
                 Paid-in capital .......................................................       92,759,649
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $ 123,398,822
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($123,398,822 / 6,303,515 outstanding shares of beneficial              ----------------
                    interest, $.01 par value, unlimited number of shares authorized) ...           $19.58
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                     19 -- SCUDDER SMALL COMPANY VALUE FUND

                                        Statement of Operations
                                       year ended August 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $1,662) ................       $     943,691
                 Interest ...........................................................             161,977
                                                                                            -----------------
                                                                                                1,105,668
                                                                                            -----------------
                 Expenses:
                 Management fee .....................................................             526,383
                 Services to shareholders ...........................................             346,695
                 Custodian and accounting fees ......................................             101,264
                 Trustees' fees and expenses ........................................              42,307
                 Registration fees ..................................................              14,649
                 Reports to shareholders ............................................              65,189
                 Auditing ...........................................................              19,608
                 Legal ..............................................................              13,143
                 Amortization of organization expense ...............................               4,749
                 Other ..............................................................               9,531
                                                                                            -----------------
                 Total expenses before reductions ...................................           1,143,518
                 Expense reductions .................................................             (89,398)
                                                                                            -----------------
                 Expenses, net ......................................................           1,054,120
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                             51,548
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from investments ..........................           2,467,254
                 Net unrealized appreciation (depreciation) during the period on
                    investments .....................................................          25,374,837
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                    27,842,091
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $  27,893,639
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                     20 -- SCUDDER SMALL COMPANY VALUE FUND

                                  Statements of Changes in Net Assets

                                                                                              For the Period
                                                                                              October 6, 1995
                                                                                 Year          (commencement
                                                                                Ended               of
                                                                              August 31,      operations) to
Increase (Decrease) in Net Assets                                                1997         August 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
               Operations:
               Net investment income .....................................   $   51,548         $  153,303
               Net realized gain (loss) from investment transactions .....    2,467,254             (6,985)
               Net unrealized appreciation (depreciation) on
                  investment transactions during the period ..............   25,374,837          2,803,062
                                                                           -----------------  ----------------
               Net increase (decrease) in net assets resulting from
                  operations .............................................   27,893,639          2,949,380
                                                                           -----------------  ----------------
               Distributions to shareholders from net investment income ..     (127,322)           (61,519)
                                                                           -----------------  ----------------
               Distributions to shareholders from net realized gains .....      (18,189)                --
                                                                           -----------------  ----------------
               Fund share transactions:
               Proceeds from shares sold .................................   67,337,610         42,630,158
               Net asset value of shares issued to shareholders in
                  reinvestment of distributions ..........................      138,706             59,327

               Cost of shares redeemed ...................................  (13,069,182)        (4,422,357)
               Redemption fees ...........................................       56,374             30,997
                                                                           -----------------  ----------------
               Net increase (decrease) in net assets from Fund share
                  transactions ...........................................   54,463,508         38,298,125
                                                                           -----------------  ----------------
               Increase (decrease) in net assets .........................   82,211,636         41,185,986
               Net assets at beginning of period .........................   41,187,186              1,200
               Net assets at end of period (including undistributed
               net investment income of $19,194 and                        -----------------  ----------------
                  $93,313, respectively) ................................. $123,398,822        $41,187,186
                                                                           -----------------  ----------------
Other Information
-----------------------------------------------------------------------------------------------------------------------------
               Increase (decrease) in Fund shares
               Shares outstanding at beginning of period .................    3,034,156                100
                                                                           -----------------  ----------------
               Shares sold ...............................................    4,061,936          3,368,696
               Shares issued to shareholders in reinvestment of
                  distributions ..........................................        9,042              4,792
               Shares redeemed ...........................................     (801,619)          (339,432)
                                                                           -----------------  ----------------
               Net increase (decrease) in Fund shares ....................    3,269,359          3,034,056
                                                                           -----------------  ----------------
               Shares outstanding at end of period .......................    6,303,515          3,034,156
                                                                           -----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                     21 -- SCUDDER SMALL COMPANY VALUE FUND

                                          Financial Highlights

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the financial statements.

                                                                                                        For the Period
                                                                                                       October 6, 1995
                                                                                                       (commencement of
                                                                                     Year Ended         operations) to
                                                                                     August 31,           August 31,
                                                                                        1997                 1996
--------------------------------------------------------------------------------------------------------------------------
                                                                                     -----------------------------------
Net asset value, beginning of period ..............................................   $13.57               $12.00
                                                                                     -----------------------------------
Income from investment operations: ................................................      .01                  .07
Net investment income
Net realized and unrealized gain on investment transactions .......................     6.03                 1.53
                                                                                     -----------------------------------
Total from investment operations ..................................................     6.04                 1.60
                                                                                     -----------------------------------
Less distributions:
From net investment income ........................................................     (.03)                (.05)
From net realized gains on investment transactions ................................     (.01)                  --
                                                                                     -----------------------------------
Total distributions ...............................................................     (.04)                (.05)
                                                                                     -----------------------------------
Redemption fees ...................................................................      .01                  .02
                                                                                     -----------------------------------
Net asset value, end of period ....................................................   $19.58               $13.57
                                                                                     -----------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..............................................................    44.67                13.54(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ............................................      123                   41
Ratio of operating expenses, net to average daily net assets (%) ..................     1.50                 1.50*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) .....................................................................     1.63                 2.61*
Ratio of net investment income to average daily net assets (%) ....................      .07                  .67*
Portfolio turnover rate (%) .......................................................    43.64                33.97*
Average commission rate paid ......................................................   $.0332               $.0364

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.
*   Annualized
**  Not annualized


                     22 -- SCUDDER SMALL COMPANY VALUE FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Small Company Value Fund (the "Fund") is a diversified series of Scudder Securities Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no provision for federal income tax was required.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions


                     23 -- SCUDDER SMALL COMPANY VALUE FUND
during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

                      B. Purchases and Sales of Securities

During the year ended August 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $80,668,714 and $30,128,716, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.75% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser has agreed not to impose all or a portion of its management fee until December 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. For the year ended August 31, 1997, the Adviser imposed fees amounting to $436,985 and the portion not imposed amounted to $89,398 of which $82,323 was unpaid as of August 31, 1997.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended August 31, 1997, the amount charged by SSC aggregated $285,621 of which $31,498 was unpaid at August 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended August 31, 1997, the amount charged to the Fund by STC aggregated $20,160, of which $3,172 was unpaid at August 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the


                     24 -- SCUDDER SMALL COMPANY VALUE FUND

Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At August 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $6,566.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended August 31, 1997, the amount charged to the Fund by SFAC aggregated $57,935, of which $5,319 was unpaid at August 31, 1997.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended August 31, 1997, Trustees' fees and expenses aggregated $42,307.

                               D. Lines of Credit

The Fund and several affiliated Funds (the "Participants") share in a $500 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33.33% of its net assets under the agreement. In addition, the Fund also maintains an uncommitted line of credit.


                     25 -- SCUDDER SMALL COMPANY VALUE FUND

                        Report of Independent Accountants

To the Trustees of Scudder Securities Trust and the Shareholders of Scudder Small Company Value Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Small Company Value Fund, including the investment portfolio, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended, and for the period October 6, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Small Company Value Fund as of August 31, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period October 6, 1995 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.

Boston, Massachusetts                            COOPERS & LYBRAND L.L.P.
October 2, 1997


                     26 -- SCUDDER SMALL COMPANY VALUE FUND

                                Tax Information

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $2,391,656 as capital gain dividends for its fiscal year ended August 31, 1997.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investors Relations Representative at 1-800-225-5163.


                     27 -- SCUDDER SMALL COMPANY VALUE FUND

Officers and Trustees

Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and Consultant

William T. Burgin*
Trustee

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; Private Equity Investor, Exeter Capital Management Corporation

Dr. Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman Emeritus and Director, Kirby Corporation

Edmund R. Swanberg*
Honorary Trustee

Peter Chin*
Vice President

James M. Eysenbach*
Vice President

Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Trustee and Vice President

Roy C. McKay*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Richard W. Desmond*
Assistant Secretary



                      28 -SCUDDER SMALL COMPANY VALUE FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.


                      29 -SCUDDER SMALL COMPANY VALUE FUND

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------


                      30 -SCUDDER SMALL COMPANY VALUE FUND


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.




                      31 -SCUDDER SMALL COMPANY VALUE FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]






















                         *Scudder, Stevens & Clark, Inc.

                             SCUDDER MICRO CAP FUND

             A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                 Long-Term Growth of Capital Through Investment
          Primarily in a Diversified Portfolio of U.S. Micro-cap Stocks

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 1998
--------------------------------------------------------------------------------

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Micro Cap Fund dated January 1, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

THE FUND'S INVESTMENT OBJECTIVES AND POLICIES ..........................1
      General Investment Objective and Policies ........................1
      Special Considerations ...........................................2
      Specialized Investment Techniques ................................5
      Investment Restrictions .........................................12

PURCHASES .............................................................13
      Additional Information About Opening An Account .................13
      Additional Information About Making Subsequent Investments ......14


      Additional Information About Making Subsequent Investments
        by QuickBuy ...................................................14


      Checks ..........................................................14
      Wire Transfer of Federal Funds ..................................15
      Share Price .....................................................15
      Share Certificates ..............................................15
      Other Information ...............................................15


EXCHANGES AND REDEMPTIONS .............................................16
      Exchanges .......................................................16
      Special Redemption and Exchange Information .....................17
      Redemption by Telephone .........................................17
      Redemption by QuickSell .........................................18
      Redemption by Mail or Fax .......................................18
      Redemption-in-Kind ..............................................19
      Other Information ...............................................19

FEATURES AND SERVICES OFFERED BY THE FUND .............................20
      The Pure No-LoadT Concept .......................................20
      Dividend and Capital Gain Distribution Options ..................21
      Scudder Investor Centers ........................................21
      Reports to Shareholders .........................................21
      Transaction Summaries ...........................................21


THE SCUDDER FAMILY OF FUNDS ...........................................21

SPECIAL PLAN ACCOUNTS .................................................26
      Scudder Retirement Plans:  Profit-Sharing and Money Purchase
        Pension Plans for Corporations and Self-Employed Individuals ..26 Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
        Corporations and Self-Employed Individuals ....................26
      Scudder IRA:  Individual Retirement Account .....................26
      Scudder 403(b) Plan .............................................27
      Automatic Withdrawal Plan .......................................27
      Group or Salary Deduction Plan ..................................28
      Automatic Investment Plan .......................................28
      Uniform Transfers/Gifts to Minors Act ...........................28

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS .............................29


PERFORMANCE INFORMATION ...............................................29
      Average Annual Total Return .....................................29
      Cumulative Total Return .........................................30
      Total Return ....................................................30
      Comparison of Portfolio Performance .............................30


ORGANIZATION OF THE FUND ..............................................33

INVESTMENT ADVISER ....................................................34
      Personal Investments by Employees of the Adviser ................37

TRUSTEES AND OFFICERS .................................................37

REMUNERATION ..........................................................40
      Responsibilities of the Board-Board and Committee Meetings ......40
      Compensation of Officers and Trustees ...........................40

DISTRIBUTOR ...........................................................41

TAXES .................................................................42

PORTFOLIO TRANSACTIONS ................................................45
      Brokerage Commissions ...........................................45
      Portfolio Turnover ..............................................46

NET ASSET VALUE .......................................................46

ADDITIONAL INFORMATION ................................................47
      Experts .........................................................47
      Other Information ...............................................47

FINANCIAL STATEMENTS ..................................................48

           THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

(See "Investment objective and policies" in the Fund's prospectus.)

      Scudder Micro Cap Fund (the "Fund") is a series of Scudder Securities Trust (the "Trust"); the Fund is a pure no-load(TM), diversified, open-end management investment company which continuously offers and redeems shares at net asset value. Scudder Micro Cap Fund is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies


     The Fund's investment objective is to seek long-term growth of capital through investment primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks. These domestic emerging growth securities provide little or no current income but, in the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), offer substantial long-term appreciation potential as well as the opportunity to enhance the overall diversification of an investor's portfolio.


      Due to the inherent business characteristics and risks of small companies, along with the relatively limited trading market for micro-cap stocks, the Fund's share price can experience periods of significant volatility. As a result, the Fund should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. To encourage a long-term investment holding period and to facilitate portfolio management, a 1% redemption and exchange fee, described in greater detail below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

      Due to investment considerations, it is presently intended that the Fund will close to new individual investors when total assets of the Fund reach $100 million. It is anticipated that current individual shareholders of the Fund will be able to continue to invest in the Fund after it reaches $100 million in total assets. Further, the Fund will remain open to investment through qualified retirement plans.

      Qualified retirement plans may choose Scudder Micro Cap Fund as an option for participants after the Fund has reached $100 million in total assets. Investors in the Fund through a qualified retirement plan who terminate participation and/or take a distribution of assets from the plan will be permitted to transfer those assets to an individual account in Scudder Micro Cap Fund.

      If the Fund closes at $100 million in total assets as currently expected, the Trustees may determine to reopen the Fund at some point based on market conditions and other factors.

     Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's investment objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

      The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000R Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

      While the Fund invests predominantly in common stocks, it can purchase other types of equity securities, including preferred stocks (either convertible or non-convertible), rights and warrants. Securities may be listed on national exchanges, or much more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs. In addition, for temporary or emergency purposes, such as providing for redemptions or distributions, the Fund may borrow from banks and other financial institutions in an amount not exceeding the value of one-third of the Fund's total assets. The Fund will not borrow for investment purposes.

      For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. More information about these investment techniques is provided under "Additional information about policies and investments" in the Fund's prospectus.

      The Fund is actively managed using a quantitative, value-oriented investment approach. The Adviser selects investments from among the more than 4,000 publicly traded U.S. micro-cap stocks based on a proprietary, quantitative investment strategy. Using this approach, the Adviser looks for companies selling at a discount to estimated fair value. Because of their small size, and less frequent trading activity, the companies represented in the Fund are often overlooked or not closely followed by investors. Accordingly, their prices can rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. The Fund seeks to avoid what are judged in the opinion of the Fund's Adviser to be overpriced companies with high investment risk and deteriorating fundamentals.

      Portfolio diversification is an important component of the investment management process. To help manage the Fund's above-average investment risk and improve liquidity, the Adviser expects to invest in hundreds of small, publicly traded companies, representing a broad cross-section of U.S. industries. The Fund's systematic, value-oriented approach to investing is designed to mitigate volatility of the Fund's share price relative to the micro-capitalization sector of the U.S. stock market. Risk is further managed by employing specialized portfolio management and trading techniques. Despite these techniques, the Fund's share price can move up and down significantly, even over short periods of time.


Master/feeder structure. The Trust's Board of Trustees may determine that the objective of each Fund would be achieved more efficiently, while retaining its current distribution arrangement, by investing in a master fund in a master/feeder fund structure as described below, and in that case cause a Fund to do so without prior approval by shareholders.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds preserving separate identities, management or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss.


Special Considerations

      While, historically, micro-capitalization company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Micro-capitalization companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of micro-capitalization company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

      Also, because micro-capitalization companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

      Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

      The securities of micro-capitalization companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Large selection universe

      Over half of the U.S. companies traded on the three primary U.S. exchanges (NYSE, AMEX and NASDAQ) are micro-cap companies. Of the more than 7000 securities of U.S. companies traded on these exchanges, the 1000 largest (market capitalizations greater than $1 billion) are generally considered to be large-cap stocks. The next 2000 largest (with market caps currently in the range of $178 to $1 billion) are often referred to as small-cap stocks. This group roughly corresponds to the Russell 2000 Index, a widely followed index of small companies. The remaining stocks - over 4000 securities - are considered micro-cap issues (currently below $178 million in market capitalization).

US Equity Market Size Profile

o US Companies on NYSE, NASDAQ, AMEX with Prices>$1

[PYRAMID CHART OMITTED]

Large Cap
(1000 Stocks)

>$1.0 Billion Market Cap

Small Cap
(4000+Stocks)


Source: FactSet Research Systems, Scudder, 6/96

      Because of the small size, limited liquidity and vast numbers of micro-cap stocks, this segment (shown at the base of the pyramid in the diagram above) is often overlooked by Wall Street analysts, offering a wide range of investment opportunities. The Fund's Advisor seeks to exploit these opportunities using a proprietary quantitative model.

The "micro-cap stock effect"

     According to Ibbotson Associates, who has compiled market data back to 1926, the growth of $1 invested in smaller stocks over the period through December 1995 would have grown to $3,822 compared to $1,114 invested in large company stocks. Traditionally referred to as "small company stocks," the Ibbotson index is actually a better representation of what are now called micro-capitalization issues. With a median market cap of only $56 million, the stocks in this index are far smaller than the $570 million median market cap of the typical small company mutual fund [Morningstar Principia 5/31/96]. A micro-cap stock fund offers investors the opportunity to experience the greater return potential represented in the study by Ibbotson Associates and others.

[GRAPH OMITTED]

Source:  Ibbotson Associates

With the potential for higher returns comes higher risk, as shown in the chart below:

[GRAPH OMITTED]

Source:  Ibbotson Associates, Micro-Cap based on Ibbotson Small Co.
Portfolio.

      Annualized returns for micro-cap stocks (12/26-12/95) are higher - 12.5% versus 10.5% for large-cap - but this category experienced greater volatility as measured by standard deviation (34.4% for micro-cap versus 20.4% for large-cap). This higher volatility suggests the need for a long-term horizon when investing in micro-capitalization stocks.

Diversification Benefits
      In addition to their return potential, smaller capitalization stocks are often sought out by investors because they do not necessarily move in the same direction at the same time as larger stocks. Indeed, the correlation coefficient (one measure of this potential for diversification) between small-cap and large-cap stock returns is only 0.71. Because of their low profile, micro-cap stocks have an even lower correlation of 0.54 with large-cap stock returns.

               Correlation of Total Returns
               60 Months   Ending 12/95

               Micro Cap       Small Cap
              (CRSP 9-10)        (S&P)
              -----------        -----

S&P 500          0.54            0.71
S&P Mid Cap      0.75            0.91
S&P Small Cap    0.89            1.00

[Prudential Securities Benchmark Study VI.V February 1996]

      As a result, adding micro-cap stocks to a portfolio of larger stock funds can provide excellent diversification. Furthermore, investors in the fund will gain exposure to hundreds of micro-cap stocks, reducing the relatively high risk associated with individual micro-cap issues.

Specialized Investment Techniques


Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital appreciation, the Fund may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Adviser.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic
Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing its assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions and any combination of futures, options, and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believes such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian, State Street Bank and Trust Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

     The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

       As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

       Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.


      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system. Some repurchase commitment transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.


      For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Borrowing. The Fund are each authorized to borrow money from banks and other financial institutions in an amount equal to up to 33 1/3% of the Fund's net assets for purposes of liquidity and to provide for redemptions and distributions. The Fund will borrow only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. The Fund will not borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lending of Portfolio Securities. The Fund may seek to increase its return by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

      As a matter of fundamental policy, the Fund may not:

      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts related to physical commodities; or

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      As a matter of nonfundamental policy, each Fund may not:

      (a) invest more than 15% of the Fund's total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

                                    PURCHASES


    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within three business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

     If shares of the Fund are purchased by a check which proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.

     Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of the Fund.

Share Price

     Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information


      If purchases or redemptions of the Fund's shares are arranged and settlement is made through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distrbutor each may suspend or terminate the offering of shares of the Fund at any time for any reason.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

      The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

  (See "Exchanges and redemptions" and "Transaction information" in the Fund's prospectus.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information-Redeeming shares-Signature guarantees" in the Fund's prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from the Fund may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information") An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding.
(See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Fund and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.


       Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information

     In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to 99% of the Fund's then current net asset value per share. This 1% discount, referred to in the prospectus and this Statement of Additional Information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

      The redemption fee will not be applied to (a) a redemption of shares held in certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and profit sharing and money purchase pension plans (however, this fee waiver does not apply to IRA and SEP-IRA accounts), (b) a redemption of any shares of the Fund outstanding for one year or more, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), or (d) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or
(ii) when the shareholder has failed to provide tax identification information. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. For this purpose and without regard to the shares actually redeemed, shares will be redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a shareholder enters into a transaction in Fund shares which, although it may technically be treated as a redemption and purchase for recordkeeping purposes, does not involve the termination of economic interest in the Fund, no redemption fee will apply and applicability of the redemption fee, if any, on any subsequent redemption or exchange will be determined by reference to the date the shares were originally purchased, and not the date of the transaction.

Redemption by Telephone

       Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

     If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.


Redemption by QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax


      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.


     It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information


      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information-Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.


      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding.
(See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

     The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an IRA), if an automatic investment plan
(AIP) of $100/month ($50/month for an IRA) is established.

      Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

     Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

     Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

     Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-loadT to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

     The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
            Scudder                                 No-Load
YEARS       Pure No-      8.50% Load   Load Fund   Fund with
          Load(TM) Fund     Fund      with 0.75%  0.25% 12b-1
                                      12b-1 Fee       Fee
--------------------------------------------------------------------------------
  10        $ 25,937     $ 23,733     $ 24,222     $ 25,354
--------------------------------------------------------------------------------
  15          41,772       38,222       37,698       40,371
--------------------------------------------------------------------------------
  20          67,275       61,557       58,672       64,282
================================================================================

     Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividend and Capital Gain Distribution Options

     Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Fund's prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

       Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.


Reports to Shareholders

      The Fund issues to its shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

  Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

  Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

  Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold- related equity securities and gold.

  Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every

Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases-By Automatic Investment Plan" and "Exchanges and redemptions-By Automatic Withdrawal Plan" in the Fund's prospectus.)

     Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

     The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------
   Starting               Annual Rate of Return
    Age of      -------------------------------------------
Contributions        5%            10%            15%
-----------------------------------------------------------
      25        $253,680       $973,704          $4,091,908
      35         139,522        361,887             999,914
      45          69,439        126,005             235,620
      55          26,414         35,062              46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------
   Starting               Annual Rate of Return
    Age of      -------------------------------------------
Contributions        5%            10%            15%
-----------------------------------------------------------
      25        $119,318       $287,021            $741,431
      35          73,094        136,868             267,697
      45          40,166         59,821              90,764
      55          16,709         20,286              24,681

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information-Redeeming shares-Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

   (See "Distribution and performance information-Dividends and capital gains distributions" in the Fund's prospectus.)

     The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

      If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

       Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividend paid deduction on its federal tax return.

      The Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in November or December, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

     Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

    (See "Distribution and performance information-Performance information"
                           in the Fund's prospectus.)

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year and the life of the Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

                  T    =    Average Annual Total Return
                  P    =    a hypothetical initial payment of $1,000
                  n    =    number of years
                  ERV  =    ending redeemable value: ERV is the value,
                            at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

      Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

                 C    =     Cumulative Total Return
                 P    =     a hypothetical initial investment of $1,000
                 ERV  =     ending redeemable value: ERV is the value, at
                            the end of the applicable period, of a
                            hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.



Comparison of Portfolio Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's lead portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Scudder's Theme: Build Create Provide. Marketing and fund literature may refer to Scudder's theme: "Build Create Provide." This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important - your family, future, and/or your community.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


                            ORGANIZATION OF THE FUND

        (See "Fund organization" in the Fund's prospectus.)

      The Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into three series, Scudder Development Fund, Scudder Small Company Value Fund and Scudder Micro Cap Fund.

      The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

      The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.

     The Declaration of Trust provides that obligations of the Fund is not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

(See "Fund organization-Investment adviser" in the Fund's prospectus.)


      Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Funds. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder International Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985. As of December 31, 1997, the Adviser was responsible for managing more than $__ billion in U.S. equity securities, including over $__ billion in domestically oriented growth mutual funds. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December __, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

     Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich Insurance Group is particularly strong in the insurance of international companies and organizations. Over the past few years, Zurich's global presence, particularly in the United States, has been strengthened by means of selective acquisitions.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios
Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The Investment Management Agreement between the Fund and the Adviser is dated August 12, 1996 and was approved by the Trustees on September 10, 1997 and by the initial shareholder of the Fund on August 1, 1996. The Investment Management Agreement (the "Agreement") will continue in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


      Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Fund's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

       Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Trust affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


      For these services, Micro Cap Fund will pay the Adviser an annual fee equal to 0.75% of the Fund's average daily net assets payable monthly, provided the Fund will make interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until ______________ to maintain the total annualized expenses of the Fund at no more than 1.75% of the average daily net assets of the Fund.


      Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

      The Agreement requires the Adviser to reimburse the Fund for all or a portion of advances of its management fee to the extent annual expenses of the Fund (including the management fee stated above) exceed the limitations prescribed by any state in which the Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest of such limitations is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to the Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitations at the time of such payment.


     The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.


      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.


      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                            Position with
                                                            Underwriter,
                                                            Scudder
Name, Age                Position       Principal           Investor
and Address              with Trust     Occupation**        Services, Inc.
-----------              ----------     ------------        --------------

Daniel                   President and  Chairman of the     Vice
Pierce+*(63)             Trustee        Board and           President,
                                        Managing Director   Director and
                                        of Scudder,         Assistant
                                        Stevens & Clark,    Treasurer
                                        Inc.

                                                            Position with
                                                            Underwriter,
                                                            Scudder
Name, Age                Position       Principal           Investor
and Address              with Trust     Occupation**        Services, Inc.
-----------              ----------     ------------        --------------

Paul Bancroft III (67)   Trustee        Venture                  -
1120 Cheston Lane                       Capitalist and
Queenstown, MD 21658                    Consultant;
                                        Retired,
                                        President Chief
                                        Executive Officer
                                        and Director of
                                        Bessemer
                                        Securities
                                        Corporation

Sheryle J. Bolton (51)   Trustee        Consultant               -
560 White Plains Road
Tarrytown, NY 10591

William T. Burgin (54)   Trustee        General Partner,         -
P. O. Box 580                           Bessemer Venture
Dover, MA  02030-0580                   Partners

Thomas J. Devine (70)    Trustee        Consultant               -
641 Lexington Avenue,
28th Floor
New York, NY 10022

Keith R. Fox (43)        Trustee        President, Exeter        -
10 East 53rd Street                     Capital
New York, NY 10022                      Management
                                        Corporation

William H. Luers (68)    Trustee        President, The           -
993 Fifth Avenue                        Metropolitan
New York, NY 10028                      Museum of Art

Wilson Nolen (70)        Trustee        Consultant (1989         -
1120 Fifth Avenue                       until present);
New York, NY 10128                      Corporate Vice
                                        President of
                                        Becton, Dickinson
                                        & Company,
                                        manufacturer of
                                        medical and
                                        scientific
                                        products (until
                                        June 1989)

Kathryn L.               Trustee, Vice  Managing Director   Vice President
Quirk++ (44)             President and  of Scudder,
                         Assistant      Stevens & Clark,
                         Secretary      Inc.

Robert W. Lear (80)      Honorary       Executive-in-Resi        -
429 Silvermine Road      Trustee        dence, Visiting
New Canaan, CT 06840                    Professor,
                                        Columbia
                                        University
                                        Graduate School
                                        of Business

Robert G. Stone,         Honorary       Chairman of the          -
Jr. (74)                 Trustee        Board and
405 Lexington                           Director, Kirby
Avenue,                                 Corporation
39th Floor                              (inland and
New York, NY 10174                      offshore marine
                                        transportation
                                        and diesel
                                        repairs)

                                                            Position with
                                                            Underwriter,
                                                            Scudder
Name, Age                Position       Principal           Investor
and Address              with Trust     Occupation**        Services, Inc.
-----------              ----------     ------------        --------------

Edmund R.                Honorary       Advisory Managing        -
Swanberg++ (75)          Trustee        Director of
                                        Scudder, Stevens
                                        & Clark, Inc.

Peter Chin++ (55)        Vice           Principal of             -
                         President      Scudder, Stevens
                                        & Clark, Inc.

James M.                 Vice           Vice President of        -
Eysenbach@ (35)          President      Scudder, Stevens
                                        & Clark, Inc.

Philip S.                Vice           Managing Director        -
Fortuna++ (39)           President      of Scudder,
                                        Stevens & Clark,
                                        Inc.

Jerard K.                Vice           Managing Director        -
Hartman++ (64)           President      of Scudder,
                                        Stevens & Clark,
                                        Inc.

Thomas W. Joseph+        Vice           Principal of        Vice
(58)                     President      Scudder, Stevens    President,
                                        & Clark, Inc.       Director,
                                                            Treasurer and
                                                            Assistant Clerk

Thomas F.                Vice           Principal of        Clerk
McDonough+ (50)          President and  Scudder, Stevens
                         Secretary      & Clark, Inc.
                         Assistant
                         Treasurer

Pamela A.                Vice           Managing Director        -
McGrath+ (43)            President and  of Scudder,
                         Treasurer      Stevens & Clark,
                                        Inc.

Roy C. McKay++ (54)      Vice           Managing Director        -
                         President      of Scudder,
                                        Stevens & Clark,
                                        Inc.

Edward J.                Vice           Principal of        Assistant
O'Connell++ (52)         President and  Scudder, Stevens    Treasurer
                         Assistant      & Clark, Inc.
                         Treasurer

Richard W.               Assistant      Vice President of   Vice President
Desmond++ (61)           Secretary      Scudder, Stevens
                                        & Clark, Inc.

* Mr. Pierce and Ms. Quirk are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Ms. Quirk is a member of the Executive Committee for the Trust, which may exercise all of the powers of the Trustees when they are not in session.
+     Address: Two International Place, Boston, Massachusetts
++    Address: 345 Park Avenue, New York, New York
@     Address: 101 California Street, Suite 4100, San Francisco, CA 94111-5886

      The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

      All Trustees and officers as a group owned less than 1% of the Fund's outstanding shares as of the commencement of operations.

                                  REMUNERATION

Responsibilities of the Board-Board and Committee Meetings

      The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls.

      The Independent Trustees met 16 times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from each
Fund: an annual trustee's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between each Fund and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings or other activities.

      The Independent Trustees may also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

       Name               Scudder Securities Trust*        All Scudder Funds
       ----               -------------------------        -----------------

Paul Bancroft III,                 $17,572              $143,358      (16 funds)
Trustee
Sheryle J. Bolton,                      $0               $71,200      (9 funds)
Trustee
Thomas J. Devine,                  $18,672              $156,058      (18 funds)
Trustee
Keith R. Fox,                      $18,372               $87,508      (10 funds)
Trustee
Wilson Nolen,                      $19,172              $165,608      (17 funds)
Trustee
Robert  G.  Stone, Jr.,             $1,272               $12,272**    (2 funds)
Honorary Trustee

* Scudder Securities Trust consists of seven funds: Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund. Scudder Micro Cap Fund commenced operations on August 12, 1996. Scudder 21st Century

      Growth Fund commenced operations on September 9, 1996. Scudder Financial Services Fund commenced operations on September 30, 1997. As of January 1, 1998, Scudder Health Care Fund and Scudder Technology Fund each had not commenced operations.

** This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.


                                   DISTRIBUTOR

      The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995 will remain in effect until September 30, 1998 and from year to year thereafter only if their continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on September 10, 1997.

      Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

      (See "Distribution and performance information-Dividends and capital gains distributions" and "Transaction information-Tax information, Tax identification number" in the Fund's prospectus.)

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

      Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in

October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      The Fund intends to qualify for and may make the election permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

     If the Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Subchapter M of the Code requires the Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that may undertake may be limited.

      Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. The Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information.

      If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

      The Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Fund through the Distributor which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

     The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply research, market and statistical information to the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      The Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

      Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information will be used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

     The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate in the Fund's initial fiscal year will not exceed 75%.

                                 NET ASSET VALUE

      The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

     An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

     If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The Financial Highlights of the Fund will be included in the Fund's prospectus, and the Financial Statement incorporated by reference in this Statement of Additional Information, in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Other Information

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

      The CUSIP number of Micro Cap Fund is 8111 96 302.

      The Fund has a fiscal year end of August 31.

      Dechert Price & Rhoads acts as general counsel for the Fund.

      The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as Custodian.

      Costs of $26,600 incurred by the Fund in conjunction with its organization are amortized over the five year period beginning August 12, 1996.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee for each account maintained for a participant.

      Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for certain retirement plan accounts.

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


      The financial statements, including the Investment Portfolio of Micro Cap Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated August 31, 1997, and are deemed to be part of this Statement of Additional Information.

Scudder Micro Cap Fund

Annual Report
August 31, 1997

Pure No-Load(TM) Funds

A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-cap stocks.

SCUDDER LOGO

In Brief


o For the twelve-month period ended August 31, 1997, Scudder Micro Cap Fund provided a total return of 39.10%, exceeding the 31.37% average total return of micro-cap funds according to Lipper Analytical Services, Inc. for the same period.


o While large-cap stocks led the equity markets for most of the twelve months, micro-cap stocks narrowed the gap towards the end of the period, as market sentiment shifted in favor of smaller-cap stocks.


o In keeping with a plan in place since the Fund's inception, Scudder Micro Cap Fund closed to new individual investors on September 22, 1997. Existing shareholders and participants in qualified retirement plans may continue to make additional investments.




                                Table of Contents

   3   Letter from the Fund's President
   4   Performance Update
   5   Portfolio Summary
   6   Portfolio Management Discussion
   9   Glossary of Investment Terms
  10   Investment Portfolio
  22   Financial Statements
  25   Financial Highlights
  26   Notes to Financial Statements
  29   Report of Independent Accountants
  32   Officers and Trustees
  33   Investment Products and Services
  34   Scudder Solutions


                            2-SCUDDER MICRO CAP FUND

                                     Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the annual report for Scudder Micro Cap Fund for the twelve-month period ended August 31, 1997.

     The Fund's first complete fiscal year provided shareholders with strong returns that exceeded the performance of our benchmarks and other micro-cap funds. Small- and micro-cap stock performance began to accelerate towards the end of the period, a shift in sentiment supported by questions about the sustainability of sales and earnings growth rates at some large companies, and the relatively attractive valuations of many smaller-cap issues, especially micro-cap stocks. In this environment, our disciplined approach to investing in America's smallest public companies has been particularly rewarding to Fund shareholders. A complete discussion of your Fund's activities begins on page 6.

     Many of you are to thank for the growth and success of Scudder Micro Cap Fund during its first year of operations. This has resulted in the Fund surpassing $100 million in total assets, a point at which we planned to close the Fund to new individual investors. In keeping with this plan, which has been in place since the Fund's commencement of operations on August 12, 1996, the Fund closed to new individual investors, effective September 22, 1997. However, existing shareholders and participants in qualified retirement plans may continue to make additional investments.

     We believe closing the Fund to new investors should make managing the Fund's portfolio easier at this time and preserve the Fund's ability to stay focused on America's smallest companies. The Fund's Trustees may decide to reopen the Fund at some point in the future based on market conditions and other factors.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend-paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 35.

     Thank you for your investment in Scudder Micro Cap Fund. If you have any questions about your Fund, please call Scudder Investor Relations at 1-800-225-2470, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder Micro Cap Fund

                           3 - SCUDDER MICRO CAP FUND

                    Performance Update as of August 31, 1997

----------------------------------------
Fund Index Comparisons
----------------------------------------
                     Total Return
----------------------------------------
Period     Growth
Ended        of                Average
8/31/97   $10,000  Cumulative  Annual
----------------------------------------
Scudder Micro Cap Fund
Ticker Symbol:  SCMCX
----------------------------------------
1 Year    $13,910    39.10%     39.10%
Life of
Fund**    $13,991    39.91%     37.84%
----------------------------------------
Russell 2000 Index
----------------------------------------
1 Year    $12,895    28.95%     28.95%
Life of
Fund**    $13,163    31.63%     29.85%
----------------------------------------
S&P 500 Index
----------------------------------------
1 Year    $14,064    40.64%     40.64%
Life of
Fund**    $13,870    38.70%     36.47%


----------------------------------------
Growth of a $10,000 Investment
----------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:


Scudder Micro Cap Fund
Year            Amount
----------------------
8/96*          $10,000
11/96          $10,414
2/97           $11,355
5/97           $11,762
8/97           $13,910

Russell 2000 Index
Year            Amount
----------------------
8/96*          $10,000
11/96          $10,652
2/97           $10,880
5/97           $11,552
8/97           $12,896

S&P 500 Index
Year            Amount
----------------------
8/96*          $10,000
11/96          $11,675
2/97           $12,254
5/97           $13,210
8/97           $14,066

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New
York Stock Exchange, American Stock Exchange, and Nasdaq Stock Market.
The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

* The Fund commenced operations on August 12, 1996. The graphed Index comparison begins August 31, 1996.

----------------------------------------
Returns and Per Share Information
----------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

                         Yearly periods ended August 31

                                            1996**       1997
--------------------------------------------------------------------------------
Net Asset Value                            $12.07       $16.77
--------------------------------------------------------------------------------
Income Dividends                           $   --       $  .02
--------------------------------------------------------------------------------
Fund Total Return (%)                         .58        39.10
--------------------------------------------------------------------------------
Russell 2000 Index Total Return (%)          2.08        28.95
--------------------------------------------------------------------------------
Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the one year and life of Fund periods would have been lower.

** The Fund commenced operations on August 12, 1996.

                           4 - SCUDDER MICRO CAP FUND

                    Portfolio Summary as of August 31, 1997

----------------------------------------
Asset Allocation
----------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the below table.

Common Stocks                        92%
Cash Equivalents                      8%
----------------------------------------
                                    100%
----------------------------------------

Cash abnormally high due to strong fund
subscriptions.


----------------------------------------
Sectors/Largest Holdings
(Excludes 8% Cash Equivs.)
----------------------------------------

1. Financial (22%)
   MSB Bancorp, Inc.
   Savings bank holding company

2. Manufacturing (13%)
   Badger Meter, Inc.
   Manufacturer of water meters and
   other flow measurement and control
   devices

3. Consumer Discretionary (13%)
   Fred's, Inc "A"
   General merchandise discount store chain

4. Technology (8%)
   IEC Electronics Corp.
   Manufacturer complex printed circuit
   boards

5. Service Industries (7%)
   URS Corp.
   Infrastructure projects including
   transportation, pollution control,
   water resources; hazardous waste
   management

6. Consumer Staples (6%)
   Hain Food Group, Inc..
   Provider of specialty food products

7. Durables (5%)
   Ducommun, Inc.
   Manufacturer of components and
   sub-assemblies for aerospace and
   wireless telecommunications industries

8. Construction (4%)
   Engle Homes, Inc.
   Design and construction of single
   family homes, townhouses and
   condominiums

9. Health (4%)
   National Patent Development Corp.
   Manufacturer and distributor of
   medical health care and consumer
   products

10.Energy (3%)
   NS Group, Inc.
   Producer of tubular and bar steel,
   carbon and alloy products


----------------------------------------------------------------------
Stock Characteristics
----------------------------------------------------------------------

                                                           Fund as
                                               Micro Cap     % of
Median Values                         Fund     Universe    Universe
----------------------------------------------------------------------
Market Capitalization ($ millions)     56           55        102%
Price/Earnings                       16.4         33.6         49%
Sales Growth (5 year)                14.5         14.2        102%
Return On Equity (3 year)            10.7          6.4        167%


Reflecting the Fund's emphasis on stocks with very small market capitalizations, the portfolio's average market-cap is less than one quarter of the overall small-cap market.



For more complete details about the Fund's Investment Portfolio, see page 10. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                           5 - SCUDDER MICRO CAP FUND

                         Portfolio Management Discussion

In the following interview, James M. Eysenbach and Philip S. Fortuna, portfolio managers of Scudder Micro Cap Fund, discuss the Fund's strategy and market environment during the fiscal period.

Q: How did the Fund perform?

A: The Fund provided a total return of 39.10% for the trailing twelve-month period ended August 31, 1997, exceeding the 29.15% return of micro-cap stocks as measured by the DFA U.S. 9-10 Index Fund and the 31.37% median return of micro-cap funds as reported by Lipper Analytical Services, Inc. for the same period. This performance reflects an increase in net asset value from $12.07 to $16.77, and an income distribution of $0.02 per share.

Q: How do you view this performance?

A: We are pleased the Fund has gotten off to a good start. The Fund's disciplined approach to uncovering undervalued opportunities among micro-cap stocks has been particularly rewarding during the first full fiscal year. Large-cap stocks have dominated market returns over most of the year. However, towards the end of the twelve-month period, we began to see a change as micro-cap performance accelerated, bringing the Fund's returns nearly in line with large-cap stocks. Meanwhile, the Fund's volatility has been among the lowest of any fund in the micro-cap category. Of course, one year is a relatively short investment horizon; we would suggest a minimum of five years for evaluating the performance of any micro-cap stock fund.

Q: What do you invest in?

A: We seek long-term growth of capital by investing primarily in America's smallest publicly-traded stocks, otherwise known as micro-cap stocks. These stocks typically have market capitalizations (market-caps) of $180 million or less at the time of purchase. To give you an idea of their size relative to other stocks: computer maker Intel has a market-cap of $152 billion, the S&P 500 has a median market-cap of $6 billion and the Russell 2000, a small-cap index, has a median market-cap of $461 million. These compare to the Fund's median market-cap of only $56 million. A company's market-cap is determined by multiplying its stock price times the number of shares outstanding.

Q: How else are micro-cap stocks different from large-cap stocks?

A: Micro-cap companies tend to have higher business risks than more established companies, such as untested management, less diversified product lines, and limited financial resources. As a result, these companies are often avoided and not widely followed by investors. We believe this creates opportunities for investors who understand and can manage these risks. One of the ways we attempt to control these risks is by holding more than 250 micro-cap issues in the portfolio. We also closely monitor the Fund's overall risk profile and attempt to keep volatility below that of the overall universe of micro-cap stocks.

Q: Smaller-cap issues have a reputation of being more volatile than large-cap issues. How did the Fund measure up during the period?

A: The Fund displayed lower volatility, whether measured against the micro-cap universe (the DFA U.S. 9-10 Index Fund) or the large-cap S&P 500 Index. The Fund's overall volatility, as measured by the standard deviation of returns over

                           6 - SCUDDER MICRO CAP FUND
the twelve-month period, has been about 20-30% less than that of micro-cap stocks and the S&P 500.

Q: What makes micro-cap stocks attractive to investors?

A: We believe this segment contains many opportunities for capital appreciation and diversification. Because micro-cap stocks are among the smallest issues, they are often overlooked by many analysts and investors. More than 7,000 U.S. companies are traded on leading national stock exchanges, but most equity mutual funds invest primarily in the 3,000 largest companies. By contrast, Scudder Micro Cap Fund's investment universe is comprised of the smallest domestic issues, totaling about 4,000 stocks. Historically, these micro-cap stocks have provided higher average returns than larger-cap stocks.

Q: What is your investment strategy?

A: In pursuing capital appreciation from micro-cap stocks, we utilize a disciplined, quantitative approach. We seek to add value through quantitative stock analysis, portfolio construction and efficient trading. We do not attempt to add value through market timing, either by moving between stocks and cash or among various segments of the equity markets. Instead, we attempt to keep the Fund essentially fully invested in U.S. micro-cap stocks. This approach is consistently applied and does not change significantly from one reporting period to the next.

                           7 - SCUDDER MICRO CAP FUND

Q:  How do you select stocks for the portfolio?

A: Our highly systematic approach starts with collecting extensive financial information on thousands of individual companies. Using a proprietary investment model, we analyze valuations, growth rates, price momentum, and risk characteristics in a consistent, objective way. We compare each stock to a broad universe of micro-cap companies and rank it based on relative attractiveness. Next, there is the highly complex decision of determining which combination of stocks to hold and how much to weight them in the portfolio. We employ the assistance of a computer model to assess the many possibilities and identify the portfolio with the highest potential return for a given level of risk. Finally, we work with our traders to determine the most efficient means of executing our purchase and sale decisions. This is a critical step because the typical bid/ask spread (the difference between the current buying and selling price of a security) for micro-caps averages 4-5% of the stock price.

Q:  What is your outlook for micro-cap stocks?

A: We believe micro-cap stocks have an important place in the portfolios of many long-term investors. Valuations are compelling versus large-cap stocks, and micro-cap stocks can provide meaningful diversification in an investor's portfolio. While a repeat of the Fund's 39% first-year return is probably unrealistic, sales and earnings have become harder to sustain at some large companies. We believe selected micro-cap stocks should continue to provide attractive returns to investors who understand the risks and have sufficiently long-term investment horizons of at least five years.

                             Scudder Micro Cap Fund:
                          A Team Approach to Investing


Scudder Micro Cap Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of quantitative analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

James M. Eysenbach joined Scudder in 1991 as a senior quantitative analyst, served as director of quantitative services from 1993 to 1997 and is currently managing portfolios full-time. Mr. Eysenbach has more than 10 years investment management experience, specializing in quantitative research, analysis and portfolio management. Philip S. Fortuna joined Scudder in 1986 as a manager of institutional equity accounts, and has served as director of quantitative services and director of investment operations. He has also been involved in global planning and new product development in addition to his portfolio management responsibilities. Mr. Fortuna is currently director of Scudder's quantitative group.



                             8 - SCUDDER MICRO CAP

                          Glossary of Investment Terms

 FUNDAMENTAL RESEARCH                  Analysis of companies based on
                                       the projected impact of management,
                                       products, sales, and earnings on balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK                          Stock of a company that has
                                       displayed above average earnings growth
                                       and is expected to continue to increase
                                       profits rapidly going forward.

 LIQUIDITY                             A stock that is liquid has enough shares
                                       outstanding and a substantial enough
                                       market capitalization to allow large
                                       purchases and sales to occur without
                                       causing a significant change in its
                                       market price.

 MARKET CAPITALIZATION                 The value of a company's
                                       outstanding shares of common stock,
                                       determined by the number of shares
                                       outstanding multiplied by the share price
                                       (Shares x Price = Market Capitalization).
                                       The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. In general,
                                       "large-cap" stocks tend to be more liquid than "small-cap" stocks.

 OVER/UNDER  WEIGHTING                 Refers to the allocation of
                                       assets -- usually by sector, industry, or country -- within a portfolio relative to a benchmark index, (i.e. the Russell
                                       2000) or an investment universe.

 PRICE-EARNINGS RATIO (P/E)            A widely used gauge of a stock's
 (also "earnings multiple")            valuation that indicates what investors
                                       are  paying for a company's earnings on
                                       a per share basis. A higher "earnings
                                       multiple" indicates a higher expected
                                       growth rate and the potential for greater price fluctuations.

 STANDARD DEVIATION                    A statistical measure of the
                                       degree to which an individual value tends to vary from the mean of the distribution. Frequently used in portfolio management to determine the range of possible future performances based on the past performance of a security.

 VALUE STOCK                           A stock that does not fully reflect
                                       the company's intrinsic value, as
                                       indicated by price-earnings ratio,
                                       price-book value ratio, dividend yield,
                                       or some other valuation measure, relative to its industry or the market overall.
                                       Value stocks tend to display less price
                                       volatility and may carry higher dividend yields.

(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)


                           9 - SCUDDER MICRO CAP FUND

                   Investment Portfolio as of August 31, 1997

                                                                                             Principal               Market
                                                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 3.7%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 8/29/97 at 5.53%, to be
  repurchased at $3,432,108 on 9/2/97, collateralized by a $3,409,000 U.S. Treasury                                 ----------
  Bond, 6.375%, 7/15/99 (Cost $3,430,000) ...............................................      3,430,000             3,430,000
                                                                                                                    ----------

Short-Term Notes 4.3%
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    ----------
Federal Home Loan Mortgage Corp. Discount Note, 9/2/97 (Cost $3,999,389) ................      4,000,000             3,999,389
                                                                                                                    ----------
                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 92.0%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 12.8%
Apparel & Shoes 1.1%
Cache, Inc.* ............................................................................         85,400               277,550
Hyde Athletic Industries, Inc. "B"* .....................................................         44,600               195,125
Michael Anthony Jewelers, Inc.* .........................................................         94,500               283,500
Pubco Corp.* ............................................................................         28,100               302,075
                                                                                                                    ----------
                                                                                                                     1,058,250
                                                                                                                    ----------
Department & Chain Stores 1.5%
Drug Emporium, Inc.* ....................................................................         68,300               307,350
Duckwall-ALCO Stores, Inc.* .............................................................         31,000               422,375
Fred's, Inc. "A" ........................................................................         26,300               522,713
Rose's Holdings, Inc.* ..................................................................        142,900               192,022
                                                                                                                    ----------
                                                                                                                     1,444,460
                                                                                                                    ----------
Home Furnishings 1.2%
Ameriwood Industries International Corp.* ...............................................         34,000               191,250
Baldwin Piano & Organ Co.* ..............................................................         20,100               298,988
National Picture & Frame Co.* ...........................................................         17,000               183,813
Seaman Furniture Co.* ...................................................................         17,490               421,946
                                                                                                                    ----------
                                                                                                                     1,095,997
                                                                                                                    ----------
Hotels & Casinos 1.0%
Amerihost Properties, Inc.* .............................................................         24,200               151,250
International Thoroughbred Breeders, Inc.* ..............................................         56,300               225,200
Sonesta International Hotels Corp. "A" ..................................................         24,200               229,900
Supertel Hospitality, Inc.* .............................................................         27,100               271,000
                                                                                                                    ----------
                                                                                                                       877,350
                                                                                                                    ----------
Recreational Products 2.5%
Allen Organ Co. "B" .....................................................................         12,600               492,975
Datamarine International, Inc.* .........................................................         20,000               100,000

    The accompanying notes are an integral part of the financial statements.


                          10 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Equity Marketing, Inc.* .................................................................         13,200               313,500
Escalade, Inc.* .........................................................................         20,900               201,163
Fountain Powerboat Industries, Inc.* ....................................................         22,300               331,713
Holiday RV Superstores, Inc.* ...........................................................        123,700               212,609
Marker International* ...................................................................         25,000               106,250
Polk Audio, Inc.* .......................................................................         34,100               306,900
Rexhall Industries, Inc.* ...............................................................         45,120               242,520
                                                                                                                    ----------
                                                                                                                     2,307,630
                                                                                                                    ----------
Restaurants 2.1%
Benihana, Inc. "A"* .....................................................................         30,400               361,000
DenAmerica Corp.* .......................................................................        125,800               283,050
Garden Fresh Restaurant Corp.* ..........................................................         39,000               477,750
Max & Erma's Restaurants, Inc.* .........................................................         61,700               401,050
Skyline Chili, Inc. .....................................................................         41,100               262,013
Timber Lodge Steakhouse, Inc.*                                                                    33,100               153,088
                                                                                                                    ----------
                                                                                                                     1,937,951
                                                                                                                    ----------
Specialty Retail 3.4%
Amplicon, Inc. ..........................................................................         15,600               413,400
Bell Microproducts, Inc.* ...............................................................         38,100               347,663
Brookstone, Inc.* .......................................................................         29,900               302,738
D.I.Y. Home Warehouse, Inc.* ............................................................        112,900               352,813
Natural Wonders, Inc.* ..................................................................         46,700               192,638
Perfumania, Inc.* .......................................................................         81,200               218,225
Rent-Way, Inc.* .........................................................................         24,900               451,313
S & K Famous Brands, Inc.* ..............................................................         25,600               352,000
Southern Electronics Corp.* .............................................................         14,000               211,750
Transnet Corp.* .........................................................................         73,000               260,063
                                                                                                                    ----------
                                                                                                                     3,102,603
                                                                                                                    ----------
Consumer Staples 6.2%
Consumer Electronic & Photographic Products 0.7%
Cobra Electronics Corp.* ................................................................         84,300               611,175
                                                                                                                    ----------
Food & Beverage 3.6%
Chock Full O'Nuts Corp.* ................................................................         77,800               539,738
Foodarama Supermarkets, Inc.* ...........................................................         14,100               240,581
Hain Food Group, Inc.* ..................................................................         63,500               650,875
J & J Snack Foods Corp.* ................................................................         22,300               345,650

    The accompanying notes are an integral part of the financial statements.


                          11 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Schultz Sav-O Stores, Inc. ..............................................................         21,100               514,313
Seaway Food Town, Inc. ..................................................................         17,800               356,000
Suprema Specialties, Inc.* ..............................................................         85,000               276,250
Village Super Market, Inc. "A"* .........................................................         23,400               204,750
Westbrae Natural, Inc.* .................................................................         48,300               156,975
                                                                                                                    ----------
                                                                                                                     3,285,132
                                                                                                                    ----------
Package Goods/Cosmetics 0.7%
Allou Health & Beauty, Inc. "A"* ........................................................         33,800               259,838
BeautiControl Cosmetics, Inc. ...........................................................         13,900               125,100
Nutramax Products, Inc.* ................................................................         19,800               267,300
                                                                                                                    ----------
                                                                                                                       652,238
                                                                                                                    ----------
Textiles 1.2%
Dyersburg Corp. .........................................................................         49,100               540,100
Premiumwear, Inc. .......................................................................         51,300               221,231
Worldtex, Inc.* .........................................................................         49,000               315,406
                                                                                                                    ----------
                                                                                                                     1,076,737
                                                                                                                    ----------
Health 4.1%
Biotechnology 0.2%
Synbiotics Corp.* .......................................................................         59,400               211,613
                                                                                                                    ----------
Health Industry Services 0.9%
Caretenders Healthcorp* .................................................................         36,300               281,325
Healthcare Services Group, Inc.* ........................................................         29,400               398,738
Staff Buildings, Inc. "A"* ..............................................................         67,200               189,000
                                                                                                                    ----------
                                                                                                                       869,063
                                                                                                                    ----------
Hospital Management 0.2%
National Home Health Care Corp.* ........................................................         40,442               212,321
                                                                                                                    ----------
Medical Supply & Specialty 2.8%
Akorn, Inc.* ............................................................................         62,600               158,456
Gamma Biologicals, Inc. .................................................................         73,900               341,788
Moore Medical Corp.* ....................................................................         22,200               244,200
National Patent Development Corp.* ......................................................         52,220               580,948
Osteotech, Inc.* ........................................................................         14,800               271,950
Polymedica Industries, Inc. .............................................................         22,200               266,400
Superior Surgical Manufacturing Co., Inc. ...............................................         30,100               462,788
Trans Leasing International, Inc. .......................................................         30,000               273,750
                                                                                                                    ----------
                                                                                                                     2,600,280
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                          12 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Communications 0.2%
Telephone/Communications
Hector Communications Corp. .............................................................         20,600               164,800
                                                                                                                    ----------
Financial 21.7%
Banks 16.9%
Andover Bancorp, Inc. ...................................................................         13,600               414,800
CENFED Financial Corp. ..................................................................          4,950               163,350
CFX Corp. ...............................................................................         10,420               211,005
Centennial Bancorp* .....................................................................          8,283               199,827
CoBancorp, Inc. .........................................................................         12,500               340,625
Coastal Bancorp, Inc. ...................................................................          9,800               289,100
Columbia Banking System, Inc.* ..........................................................         11,760               280,770
Community Bankshares, Inc. ..............................................................          7,000               293,125
Eagle Financial Corp. ...................................................................         23,212               789,208
FNB Rochester Corp.* ....................................................................         19,000               313,500
Fed One Bancorp .........................................................................         11,100               222,000
First Citizens Corp.* ...................................................................          3,500               112,000
First Essex Bancorp .....................................................................         15,800               264,650
First Georgia Holding, Inc. .............................................................         10,000                77,500
First Mutual Savings Bank ...............................................................         16,340               343,140
First Oak Brook Bancshares, Inc. "A"* ...................................................         10,300               319,300
First Republic Bancorp, Inc.* ...........................................................         13,100               309,488
FirstFederal Financial Services Corp. ...................................................          6,000               246,000
Foothill Independent Bancorp ............................................................         25,110               360,956
Granite State Bankshares, Inc. ..........................................................         22,650               458,663
HMN Financial, Inc.* ....................................................................         13,300               325,850
Haven Bancorp, Inc. .....................................................................          6,100               231,038
Hingham Institution for Savings .........................................................         14,600               354,050
Hudson Chartered Bancorp, Inc.* .........................................................          8,250               236,156
Lawrence Savings Bank* ..................................................................         34,400               391,300
MSB Bancorp, Inc. .......................................................................         34,800               809,100
Medford Savings Bank ....................................................................         11,800               371,700
Merchants Bancorp, Inc. .................................................................          8,700               391,500
Mid Continent Bancshares, Inc. ..........................................................          8,300               246,925
Mutual Savings Bank F.S.B.* .............................................................         24,600               258,300
New Milford Bank & Trust Co. ............................................................         17,100               273,600

    The accompanying notes are an integral part of the financial statements.


                          13 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Northrim Bank ...........................................................................         36,385               400,235
Parkvale Financial Corp. ................................................................         15,550               454,838
People's Bancshares, Inc. ...............................................................         14,400               241,200
PonceBank ...............................................................................          8,000               167,500
Progress Financial Corp. ................................................................         12,285               181,204
Provident Bankshares Corp. ..............................................................          4,599               206,955
SJNB Financial Corp. ....................................................................         11,000               292,875
Second Bancorp, Inc. ....................................................................         11,600               243,600
Skaneateles Bancorp, Inc. ...............................................................         16,400               373,100
Southwest Bancorp, Inc. .................................................................          5,500               115,500
State Financial Services Corp. "A" ......................................................         24,440               525,460
Sterling Bancorp ........................................................................         22,700               436,975
Sterling Bancshares, Inc. ...............................................................         11,000               198,000
Surety Capital Corp.* ...................................................................         62,400               343,200
The Bank of Southington .................................................................          9,100               182,000
Tolland Bank ............................................................................         17,866               305,955
Warren Bancorp, Inc. ....................................................................         18,000               315,000
Washington Savings Bank, F.S.B. .........................................................         27,500               185,625
West Coast Bancorp ......................................................................         18,475               484,969
                                                                                                                    ----------
                                                                                                                    15,552,717
                                                                                                                    ----------
Insurance 2.5%
ACCEL International Corp.* ..............................................................         74,100               259,350
Amwest Insurance Group, Inc. ............................................................         10,900               171,675
Cotton States Life Insurance ............................................................         29,150               433,606
Investors Title Co. .....................................................................         18,300               320,250
Penn-America Group, Inc. ................................................................         21,050               384,163
Siebels Bruce Group, Inc.* ..............................................................         35,800               281,925
Southern Security Life Insurance Co.* ...................................................         11,500                90,563
Standard Management Corp.* ..............................................................         44,800               338,800
                                                                                                                    ----------
                                                                                                                     2,280,332
                                                                                                                    ----------
Business Finance 0.5%
Advest Group, Inc. ......................................................................         19,000               432,250
                                                                                                                    ----------
Other Financial Companies 0.4%
First Cash, Inc.* .......................................................................         48,900               336,188
                                                                                                                    ----------
Real Estate 1.4%
AMREP Corp.* ............................................................................         56,400               274,950

    The accompanying notes are an integral part of the financial statements.


                          14 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Atlantic Gulf Communities Corp.* ........................................................         32,300               181,688
Grubb & Ellis Co.* ......................................................................         37,300               550,175
New Mexico & Arizona Land Co.* ..........................................................         15,950               267,163
                                                                                                                    ----------
                                                                                                                     1,273,976
                                                                                                                    ----------
Media 0.4%
Broadcasting & Entertainment
Vaughn Communications, Inc. .............................................................         43,700               327,750
                                                                                                                    ----------
Service Industries 7.1%
Environmental Services 1.6%
GZA GeoEnvironmental Technologies, Inc.* ................................................         83,800               309,013
Scope Industries, Inc. ..................................................................          6,700               366,825
URS Corp.* ..............................................................................         32,400               520,425
Versar, Inc.* ...........................................................................         62,300               241,413
                                                                                                                    ----------
                                                                                                                     1,437,676
                                                                                                                    ----------
Investment 1.1%
H.D. Vest, Inc.* ........................................................................         36,900               184,500
Kinnard Investment, Inc.* ...............................................................         55,200               320,850
M.H. Meyerson & Co, Inc. ................................................................         37,400               211,544
Scott & Stringfellow Financial, Inc. ....................................................         14,450               335,963
                                                                                                                    ----------
                                                                                                                     1,052,857
                                                                                                                    ----------
Miscellaneous Commercial Services 3.4%
American Physicians Service Group, Inc.* ................................................         23,600               165,200
Automobile Protection Corp.* ............................................................         81,300               396,338
Business Resource Group* ................................................................         61,400               260,950
Failure Group, Inc.* ....................................................................         37,500               271,875
General Employment Enterprises, Inc. ....................................................         30,170               486,491
Halifax Corp. ...........................................................................         27,150               285,075
Joule, Inc.* ............................................................................         37,200               162,750
LCS Industries, Inc. ....................................................................         19,300               308,800
RCM Technologies, Inc. ..................................................................         31,400               423,900
Unapix Entertainment, Inc. ..............................................................         95,700               418,688
                                                                                                                    ----------
                                                                                                                     3,180,067
                                                                                                                    ----------
Miscellaneous Consumer Services 0.6%
ACE Cash Express, Inc.* .................................................................         19,850               325,044
Children's Discovery Centers of America, Inc.* ..........................................         33,300               245,588
                                                                                                                    ----------
                                                                                                                       570,632
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                          15 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Printing/Publishing 0.4%
Tufco Technologies, Inc. ................................................................         45,100               372,075
                                                                                                                    ----------
Durables 4.7%
Aerospace 1.4%
Ducommun, Inc.* .........................................................................         16,200               603,450
ECC International Corp. .................................................................         58,300               233,200
Engineered Support Systems, Inc. ........................................................         22,300               423,700
                                                                                                                    ----------
                                                                                                                     1,260,350
                                                                                                                    ----------
Automobiles 1.0%
AirSensors, Inc.* .......................................................................         33,500               322,438
Hilite Industries, Inc.* ................................................................         38,200               224,425
Motorcar Parts & Accessories, Inc.* .....................................................         22,300               426,488
                                                                                                                    ----------
                                                                                                                       973,351
                                                                                                                    ----------
Construction/Agricultural Equipment 0.8%
Portec, Inc. ............................................................................         21,500               259,344
Terex Corp.* ............................................................................         20,300               438,988
                                                                                                                    ----------
                                                                                                                       698,332
                                                                                                                    ----------
Leasing Companies 0.3%
PLM International, Inc.* ................................................................         52,800               293,700
                                                                                                                    ----------
Telecommunications Equipment 0.7%
Comdial Corp.* ..........................................................................         31,400               247,275
TCI International, Inc.* ................................................................         58,000               300,875
Technical Communications, Inc.* .........................................................         18,100               131,225
                                                                                                                    ----------
                                                                                                                       679,375
                                                                                                                    ----------
Miscellaneous 0.5%
Fansteel, Inc. ..........................................................................         49,500               439,313
                                                                                                                    ----------
Manufacturing 13.3%
Chemicals 0.8%
AG Services of America, Inc.* ...........................................................         10,500               200,813
Aceto Corp. .............................................................................         28,700               513,013
                                                                                                                    ----------
                                                                                                                       713,826
                                                                                                                    ----------
Containers & Paper 0.4%
Applied Extrusion Technologies, Inc.* ...................................................         40,600               370,475
                                                                                                                    ----------
Electrical Products 1.4%
Bel Fuse, Inc.* .........................................................................         16,200               289,575
SL Industries, Inc. .....................................................................         40,300               413,075

    The accompanying notes are an integral part of the financial statements.


                          16 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Sage Laboratories, Inc. .................................................................         15,300               214,200
Valley Forge Corp. ......................................................................         17,400               411,075
                                                                                                                    ----------
                                                                                                                     1,327,925
                                                                                                                    ----------
Industrial Specialty 7.1%
Ault, Inc.* .............................................................................         57,800               469,625
Badger Meter, Inc. ......................................................................         18,000               882,000
Binks Manufacturing Co. .................................................................          8,000               349,000
Ceradyne, Inc.* .........................................................................         30,000               193,125
Dynamic Materials Corp.* ................................................................         28,900               296,225
Foster (LB) Co. "A"* ....................................................................         60,100               308,013
Graham Corp.* ...........................................................................         18,500               338,781
Insteel Industries, Inc. ................................................................         59,000               438,813
Interlake Corp.* ........................................................................         77,300               439,644
Kinark Corp.* ...........................................................................         93,500               315,563
Met-Pro Corp. ...........................................................................         26,300               429,019
Rotonics Manufacturing, Inc. ............................................................        123,600               185,400
Sifco Industries, Inc. ..................................................................         25,400               490,538
Talley Industries, Inc.* ................................................................         32,400               295,650
Temtex Industries, Inc.* ................................................................         61,600               207,900
Tokheim Corp.* ..........................................................................         29,600               419,950
Trion, Inc. .............................................................................         42,700               189,481
Vitronics Corp.* ........................................................................        199,500               274,313
                                                                                                                    ----------
                                                                                                                     6,523,040
                                                                                                                    ----------
Machinery/Components/Controls 1.4%
Chicago Rivet & Machine Co.* ............................................................          8,900               559,588
Devlieg-Bullard, Inc.* ..................................................................         69,700               274,444
Farrel Corp.* ...........................................................................         57,900               180,938
Trans-Industries, Inc.* .................................................................         31,400               282,600
                                                                                                                    ----------
                                                                                                                     1,297,570
                                                                                                                    ----------
Office Equipment/Supplies 1.4%
Dixon Ticonderoga Co.* ..................................................................         27,500               378,125
Gradco Systems, Inc.* ...................................................................         40,300               292,175
TAB Products Co. ........................................................................         51,000               605,625
                                                                                                                    ----------
                                                                                                                     1,275,925
                                                                                                                    ----------
Specialty Chemicals 0.8%
Balchem Corp. "B" .......................................................................         23,600               342,200

    The accompanying notes are an integral part of the financial statements.


                          17 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Melamine Chemicals, Inc. ................................................................         23,500               367,188
                                                                                                                    ----------
                                                                                                                       709,388
                                                                                                                    ----------
Technology 7.8%
Computer Software 1.2%
Comnet Corp.* ...........................................................................         23,400               181,350
Data Systems & Software, Inc.* ..........................................................         80,100               490,613
FDP Corp. ...............................................................................          8,200                63,550
Scan Optics, Inc.* ......................................................................         43,400               379,750
                                                                                                                    ----------
                                                                                                                     1,115,263
                                                                                                                    ----------
Diverse Electronic Products 1.3%
Aseco Corp.* ............................................................................         23,700               413,269
Impact Systems, Inc. ....................................................................        153,900               250,088
SBS Technologies, Inc.* .................................................................         10,200               219,300
WPI Group, Inc.* ........................................................................         35,300               311,081
                                                                                                                    ----------
                                                                                                                     1,193,738
                                                                                                                    ----------
EDP Peripherals 1.1%
Bull Run Corp.* .........................................................................         71,100               168,863
Equitrac Corp.* .........................................................................         23,500               381,875
Interlink Electronics, Inc.* ............................................................         25,000               162,500
Printronix, Inc.* .......................................................................         18,400               310,500
                                                                                                                    ----------
                                                                                                                    1,023,738
                                                                                                                    ----------
Electronic Components/Distributors 2.0%
Alpha Technologies Group, Inc.* .........................................................         64,500               233,813
American Technical Ceramics Corp.* ......................................................         29,300               421,188
IEC Electronics Corp. (New)* ............................................................         33,200               676,450
Jaco Electronics, Inc.* .................................................................         33,400               248,413
MATEC Corp.* ............................................................................         23,100                98,175
Nu Horizons Electronics, Inc.* ..........................................................         27,300               214,988
                                                                                                                    ----------
                                                                                                                     1,893,027
                                                                                                                    ----------
Military Electronics 0.1%
Datron Systems, Inc.* ...................................................................          4,500                55,688
                                                                                                                    ----------
Precision Instruments 1.6%
DSP Technology, Inc.* ...................................................................         57,100               449,663
Instron Corp. ...........................................................................         29,300               487,113
Micrion Corp.* ..........................................................................         13,000               305,500

    The accompanying notes are an integral part of the financial statements.


                          18 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
O. I. Corporation* ......................................................................         56,900               259,606
                                                                                                                    ----------
                                                                                                                     1,501,882
                                                                                                                    ----------
Semiconductors 0.5%
Diodes, Inc.* ...........................................................................         33,000               424,875
                                                                                                                    ----------
Energy 3.0%
Oil & Gas Production 1.4%
Hallwood Energy Partners, L.P. ..........................................................         37,100               296,800
Key Production Co., Inc.* ...............................................................         57,400               688,800
Resource America, Inc. "A" ..............................................................          8,200               326,975
                                                                                                                    ----------
                                                                                                                     1,312,575
                                                                                                                    ----------
Oilfield Services/Equipment 1.6%
American Oilfield Divers, Inc.* .........................................................         35,700               673,838
Dawson Geophysical Co.* .................................................................         22,300               485,025
Industrial Holdings, Inc. ...............................................................         22,900               290,544
                                                                                                                    ----------
                                                                                                                     1,449,407
                                                                                                                    ----------
Metals & Minerals 2.1%
Steel & Metals
Bayou Steel Corp.* ......................................................................         81,900               409,500
Friedman Industries, Inc.* ..............................................................         49,525               458,106
NS Group, Inc.* .........................................................................         39,600             1,039,500
                                                                                                                    ----------
                                                                                                                     1,907,106
                                                                                                                    ----------
Construction 4.4%
Building Materials 0.7%
A.P. Green Industries, Inc. .............................................................         36,800               377,200
Genlyte Group, Inc.* ....................................................................         18,900               302,400
                                                                                                                    ----------
                                                                                                                       679,600
                                                                                                                    ----------
Building Products 0.8%
Baltek Corp.* ...........................................................................         38,300               344,700
Shelter Components Corp. ................................................................         26,900               363,150
                                                                                                                    ----------
                                                                                                                       707,850
                                                                                                                    ----------
Homebuilding 1.3%
Engle Homes, Inc. .......................................................................         32,400               453,600
Kit Manufacturing Company* ..............................................................         20,900               193,325
Lindal Cedar Homes, Inc.* ...............................................................         82,400               324,450
Starrett Corp. ..........................................................................         23,800               255,850
                                                                                                                    ----------
                                                                                                                     1,227,225
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                          19 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 1.6%
ACMAT Corp. "A"* ........................................................................         21,600               337,500
Instituform East, Inc.* .................................................................        129,900               308,513
MYR Group, Inc. .........................................................................         22,200               449,550
Turner Corp.* ...........................................................................         17,900               360,238
                                                                                                                    ----------
                                                                                                                     1,455,801
                                                                                                                    ----------
Transportation 2.4%
Air Freight 0.6%
Golden Eagle Group, Inc.* ...............................................................         60,300               143,213
Hudson General Corp. ....................................................................          9,400               373,650
                                                                                                                    ----------
                                                                                                                       516,863
                                                                                                                    ----------
Airlines 0.5%
Mercury Air Group, Inc. .................................................................         71,200               431,650
                                                                                                                    ----------
Railroads 0.3%
Providence & Worcester Railroad Co. .....................................................         20,500               269,063
                                                                                                                    ----------
Trucking 0.7%
MTL, Inc.* ..............................................................................         14,800               384,800
Morgan Group, Inc. "A" ..................................................................          2,900                28,275
Trism, Inc.* ............................................................................         64,900               275,825
                                                                                                                    ----------
                                                                                                                       688,900
                                                                                                                    ----------
Miscellaneous 0.3%
Travel Ports of America, Inc. ...........................................................         80,600               302,250
                                                                                                                    ----------
Utilities 1.8%
Electric Utilities 1.0%
Unitil Corp. ............................................................................         16,700               367,400
Upper Peninsular Energy Corp. ...........................................................         25,500               586,500
                                                                                                                    ----------
                                                                                                                       953,900
                                                                                                                    ----------
Natural Gas Distribution 0.0%
Roanoke Gas Co. .........................................................................          1,400                23,100
                                                                                                                    ----------
Water Supply 0.5%
Dominguez Services Corp. ................................................................          7,400               186,850
Southwest Water Co. .....................................................................         23,880               319,395
                                                                                                                    ----------
                                                                                                                       506,245
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.


                          20 -- SCUDDER MICRO CAP FUND

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 0.3%
Florida Public Utilities Co. ............................................................         15,200               319,200
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $66,153,492)                                                                              84,845,636
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $73,582,881) (a)                                                         92,275,025
------------------------------------------------------------------------------------------------------------------------------

    * Non-income producing security.
  (a) The cost for federal income tax purposes was $73,582,881. At August 31, 1997, net unrealized appreciation for all securities based on tax cost was $18,692,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,360,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,667,879.

    The accompanying notes are an integral part of the financial statements.


                          21 -- SCUDDER MICRO CAP FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                              as of August 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $73,582,881) ...............       $  92,275,025
                 Cash ...............................................................             191,764
                 Receivable for Fund shares sold ....................................             914,315
                 Dividends and interest receivable ..................................              30,918
                 Receivable for investments sold ....................................             654,844
                 Deferred organization expenses .....................................              11,027
                 Other assets .......................................................                 497
                                                                                            ----------------
                 Total assets .......................................................          94,078,390
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ..................................           2,197,675
                 Payable for Fund shares redeemed ...................................               4,623
                 Accrued management fee .............................................             105,023
                 Other payables and accrued expenses ................................             143,665
                                                                                            ----------------
                 Total liabilities ..................................................           2,450,986
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  91,627,404
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Unrealized appreciation on investments .............................          18,692,144
                 Accumulated net realized gain ......................................             460,440
                 Paid-in capital ....................................................          72,474,820
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  91,627,404
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price (Note A) per share
                    ($91,627,404 / 5,463,768 outstanding shares of beneficial               ----------------
                    interest, $.01 par value, unlimited number of shares authorized)               $16.77
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                          22 -- SCUDDER MICRO CAP FUND

                             Statement of Operations
                           year ended August 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign taxes withheld of $374) ..................       $     570,118
                 Interest ...........................................................             175,836
                                                                                            -----------------
                                                                                                  745,954
                 Expenses:
                 Management fee .....................................................             362,087
                 Services to shareholders ...........................................             340,407
                 Custodian and accounting fees ......................................             149,135
                 Trustees' fees and expenses ........................................              47,880
                 Auditing ...........................................................              17,500
                 Registration fees ..................................................              66,733
                 Reports to shareholders ............................................              51,716
                 Legal ..............................................................               9,258
                 Amortization of organization expense ...............................               5,090
                 Other ..............................................................               5,304
                                                                                            -----------------
                 Total expenses before reductions ...................................           1,055,110
                 Expense reductions .................................................            (210,007)
                                                                                            -----------------
                 Expenses, net ......................................................             845,103
                ---------------------------------------------------------------------------------------------
                 Net investment loss                                                              (99,149)
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain from investments .................................             562,960
                 Net unrealized appreciation during the period on investments .......          18,667,904
                ---------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                           19,230,864
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $  19,131,715
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                          23 -- SCUDDER MICRO CAP FUND

                       Statements of Changes in Net Assets

                                                                                                  For the Period
                                                                                                  August 12, 1996
                                                                                     Year          (commencement
                                                                                     Ended              of
                                                                                  August 31,      operations) to
Increase (Decrease) in Net Assets                                                    1997         August 31, 1996
----------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income (loss) .................................    $   (99,149)      $     4,890
                 Net realized gain ............................................        562,960                --
                 Net unrealized appreciation on investment transactions
                    during the period .........................................     18,667,904            24,240
                                                                                ----------------  ----------------
                 Net increase in net assets resulting from operations .........     19,131,715            29,130
                                                                                ----------------  ----------------
                 Distributions to shareholders from net investment income .....        (39,615)               --
                                                                                ----------------  ----------------
                 Fund share transactions:
                 Proceeds from shares sold ....................................     70,826,488         7,839,168
                 Reinvestment of distributions ................................         37,143                --
                 Cost of shares redeemed ......................................     (6,227,396)           (4,097)
                 Redemption fees ..............................................         33,668                --
                                                                                ----------------  ----------------
                 Net increase in net assets from Fund share transactions ......     64,669,903         7,835,071
                                                                                ----------------  ----------------
                 Increase in net assets .......................................     83,762,003         7,864,201
                 Net assets at beginning of period ............................      7,865,401             1,200
                 Net assets at end of period (including undistributed net       ----------------  ----------------
                    investment income of $4,890 at August 31, 1996) ...........    $91,627,404       $ 7,865,401
                                                                                ----------------  ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------------
                 Increase in Fund shares
                 Shares outstanding at beginning of period ....................        651,850               100
                                                                                ----------------  ----------------
                 Shares sold ..................................................      5,254,231           652,092
                 Shares issued to shareholders in reinvestment of
                    distributions .............................................          2,884                --
                 Shares redeemed ..............................................       (445,197)             (342)
                                                                                ----------------  ----------------
                 Net increase in Fund shares ..................................      4,811,918           651,750
                                                                                ----------------  ----------------
                 Shares outstanding at end of period ..........................      5,463,768           651,850
                                                                                ----------------  ----------------

    The accompanying notes are an integral part of the financial statements.


                          24 -- SCUDDER MICRO CAP FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period (a) and other performance information derived from the financial statements.

                                                                                          Year Ended        For the Period
                                                                                          August 31,       August 12, 1996
                                                                                             1997          (commencement of
                                                                                                            operations) to
                                                                                                           August 31, 1996
------------------------------------------------------------------------------------------------------------------------------
                                                                                          ---------------------------------
Net asset value, beginning of period ............................................          $12.07             $12.00
                                                                                          ---------------------------------
Income from investment operations: ..............................................            (.03)               .01
Net investment income (loss)
Net realized and unrealized gain on investments .................................            4.74                .06
                                                                                          ---------------------------------
Total from investment operations ................................................            4.71                .07
                                                                                          ---------------------------------
Less distributions from net investment income ...................................            (.02)                --
Redemption fees .................................................................             .01                 --
                                                                                          ---------------------------------
Net asset value, end of period ..................................................          $16.77             $12.07
                                                                                          ---------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ............................................................           39.10(c)             .58(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..........................................              92                  8
Ratio of operating expenses, net to average daily net assets (%) ................            1.75               1.75*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) ...................................................................            2.19              22.06*
Ratio of net investment income (loss) to average daily net assets (%) ...........            (.21)              2.58*
Portfolio turnover rate (%) .....................................................           17.13               None
Average commission rate paid ....................................................          $.0318             $.0323

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.
 *  Annualized
 ** Not annualized


                          25 -- SCUDDER MICRO CAP FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Micro Cap Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Due to investment considerations, it is presently intended that the Fund will close to new individual investors when total assets of the Fund reach $100 million. It is anticipated that current individual shareholders of the Fund will be able to continue to invest in the Fund after it reaches $100 million in total assets. Further, the Fund will remain open to investment through qualified retirement plans. If the Fund closes at $100 million in total assets as currently expected, the Trustees may determine to reopen the Fund at some point based on market conditions and other factors.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.


                          26 -- SCUDDER MICRO CAP FUND

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the year ended August 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $69,080,686 and $7,861,795, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.75% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until December 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.75% of average daily net assets. For the year ended August 31, 1997, the Adviser did not impose a portion of its management fee amounting to $210,007, and the fee imposed amounted to $152,080.


                          27 -- SCUDDER MICRO CAP FUND

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended August 31, 1997, the amount charged to the Fund by SSC aggregated $251,988, of which $26,114 is unpaid at August 31, 1997.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the year ended August 31, 1997, the amount charged to the Fund by STC aggregated $13,747, of which $1,589 is unpaid at August 31, 1997.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended August 31, 1997, the amount charged to the Fund by SFAC aggregated $84,245, of which $6,261 is unpaid at August 31, 1997.

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At August 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $23,545.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended August 31, 1997 the Trustee fees and expenses aggregated $47,880.

                               D. Subsequent Event

Due to investment considerations, effective at the close of business on September 22, 1997, the Fund suspended the sale of its shares to new individual investors. After the close of business on September 22, 1997, shares of the Fund are available for purchase by existing shareholders of the Fund. The Fund remains open for investment through certain group retirement plans. The Fund's Trustees may reopen the Fund at some point in the future.


                          28 -- SCUDDER MICRO CAP FUND

                        Report of Independent Accountants

To the Trustees of Scudder Securities Trust and the Shareholders of Scudder Micro Cap Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Micro Cap Fund, including the investment portfolio, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended, and the period August 12, 1996 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Micro Cap Fund as of August 31, 1997, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and the period August 12, 1996 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                COOPERS & LYBRAND L.L.P.
October 2, 1997


                          29 -- SCUDDER MICRO CAP FUND

                                    This Page
                                  intentionally
                                   left blank.



                           30 - SCUDDER MICRO CAP FUND

                           31 - SCUDDER MICRO CAP FUND

                             Officers and Trustees

Daniel Pierce*
President and Trustee


Paul Bancroft III
Trustee; Venture Capitalist and Consultant


William T. Burgin*
Trustee, General Partner, Bessemer Venture Partners


Thomas J. Devine
Trustee; Consultant


Keith R. Fox
Trustee; Private Equity Investor, Exeter Capital Management Corporation


David S. Lee*
Trustee and Vice President


Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert W. Lear
Honorary Trustee; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman Emeritus and Director, Kirby Corporation

Edmund R. Swanberg*
Honorary Trustee

Peter Chin*
Vice President

James M. Eysenbach*
Vice President

Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Roy C. McKay*
Vice President

Edward J. O'Connell*
Vice President and Assistant Treasurer

Richard W. Desmond*
Assistant Secretary

                        *Scudder, Stevens & Clark, Inc.

                             32 - SCUDDER MICRO CAP FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                             33 - SCUDDER MICRO CAP FUND

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                             34 - SCUDDER MICRO CAP FUND


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                             35 - SCUDDER MICRO CAP FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                        SCUDDER 21st CENTURY GROWTH FUND

            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking
                Long-Term Capital Appreciation Through Investment
              Primarily in Securities of Emerging Growth Companies
                    Poised to be Leaders in the 21st Century

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 1998


--------------------------------------------------------------------------------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder 21st Century Growth Fund dated January 1, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE TO CONTENTS

                                                                            Page

THE FUND'S INVESTMENT OBJECTIVES AND POLICIES ..............................   1
     General Investment Objective and Policies of Scudder 21st
       Century Growth Fund .................................................   1
     Special Considerations ................................................   2
     Specialized Investment Techniques .....................................   4
     Investment Restrictions ...............................................  14


PURCHASES ..................................................................  15
     Additional Information About Opening An Account .......................  15
     Additional Information About Making Subsequent Investments ............  15
     Additional Information About Making Subsequent Investments by
       QuickBuy ............................................................  16
     Checks ................................................................  16
     Wire Transfer of Federal Funds ........................................  16
     Share Price ...........................................................  17
     Share Certificates ....................................................  17
     Other Information .....................................................  17

EXCHANGES AND REDEMPTIONS ..................................................  17
     Exchanges .............................................................  17
     Special Redemption and Exchange Information ...........................  18
     Redemption by Telephone ...............................................  19
     Redemption by QuickSell ...............................................  20
     Redemption by Mail or Fax .............................................  20
     Redemption-in-Kind ....................................................  20
     Other Information .....................................................  21

FEATURES AND SERVICES OFFERED BY THE FUND ..................................  22
     The Pure No-LoadT Concept .............................................  22
     Dividend and Capital Gain Distribution Options ........................  23
     Scudder Investor Centers ..............................................  23
     Reports to Shareholders ...............................................  23
     Transaction Summaries .................................................  23


THE SCUDDER FAMILY OF FUNDS ................................................  23

SPECIAL PLAN ACCOUNTS ......................................................  28
     Scudder Retirement Plans:  Profit-Sharing and Money Purchase
       Pension Plans for Corporations and Self-Employed Individuals ........  28
     Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
       Corporations and Self-Employed Individuals ..........................  29
     Scudder IRA:  Individual Retirement Account ...........................  29
     Scudder 403(b) Plan ...................................................  30
     Automatic Withdrawal Plan .............................................  30
     Group or Salary Deduction Plan ........................................  30
     Automatic Investment Plan .............................................  31
     Uniform Transfers/Gifts to Minors Act .................................  31

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ..................................  31


PERFORMANCE INFORMATION ....................................................  32
     Average Annual Total Return ...........................................  32
     Cumulative Total Return ...............................................  32
     Total Return ..........................................................  32
     Comparison of Portfolio Performance ...................................  32

ORGANIZATION OF THE FUND ...................................................  36

INVESTMENT ADVISER .........................................................  37
     Personal Investments by Employees of the Adviser ......................  40

TRUSTEES AND OFFICERS ......................................................  40

REMUNERATION ...............................................................  43
     Responsibilities of the Board-Board and Committee Meetings ............  43
     Compensation of Officers and Trustees .................................  43

DISTRIBUTOR ................................................................  44

TAXES ......................................................................  45

PORTFOLIO TRANSACTIONS .....................................................  48
     Brokerage Commissions .................................................  48
     Portfolio Turnover ....................................................  49

NET ASSET VALUE ............................................................  50

ADDITIONAL INFORMATION .....................................................  50
     Experts ...............................................................  50
     Other Information .....................................................  51

FINANCIAL STATEMENTS .......................................................  51

                  THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

      (See "Investment objective and policies" in the Fund's prospectus.)

      Scudder 21st Century Growth Fund (the "Fund") is a series of Scudder Securities Trust; the Fund is a pure no-load(TM), diversified, open-end management investment company which continuously offers and redeems shares at net asset value. The Fund is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies of Scudder 21st Century Growth Fund

      Scudder 21st Century Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in the securities of emerging growth companies poised to be leaders in the 21st century. The Fund is designed for investors in search of substantial long-term growth who can accept above-average stock market risk and little or no current income.

      Due to the business characteristics and risks of emerging growth companies, the Fund's share price can experience periods of volatility. As a result, the Fund should be considered a long-term investment and only one part of a well-diversified personal investment portfolio. To encourage a long-term holding period and to facilitate portfolio management, a 1% redemption and exchange fee, described in greater detail below, is payable to the Fund for the benefit of remaining shareholders on shares held less than one year.

      Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any change in the Fund's investment objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.


      The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Fund may continue to hold securities of companies that have grown in market capitalization above $750 million, but will generally not add to these holdings. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century. The above-average earnings growth potential and/or greater market recognition expected are factors believed to offer significant opportunity for capital appreciation, and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general.


      To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. The Adviser seeks companies that, in the Adviser's opinion, have excellent management which own a significant stake in the company, clean balance sheets, conservative accounting, and either a commanding position in a growing market or the real possibility of building a commanding position as the 21st century approaches. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum. In selecting specific industries and companies for investment, the Adviser will make full use of its extensive fundamental and field research capabilities in taking into account such other factors as overall growth prospects and financial condition, competitive situation, technology, research and development activities, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation facing a company, and quality and experience of management.

      For temporary defensive purposes the Fund may vary from its investment policy during periods in which conditions in securities markets or other economic or political conditions warrant. In such cases, the Fund may hold without limit, cash, high grade debt securities, without equity features, which are rated Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's") or AAA, AA or A by Standard & Poor's ("S&P"), or, if unrated, are deemed by the Adviser to be of equivalent quality, U.S. Government securities and invest in money market instruments which are rated in the two highest categories by Moody's or S&P, or, if unrated, are deemed by the Adviser to be of equivalent quality.

      In addition, the Fund may invest in preferred stocks when management anticipates that the capital appreciation on such stocks is likely to equal or exceed that of common stocks over a selected time.

      The Fund may enter into repurchase agreements and may engage in strategic transactions. More information about these investment techniques is provided under "Specialized Investment Techniques."

      The Fund offers participation in the potential growth of emerging growth companies that may be destined to become leading companies in the 21st century. The Fund offers the benefit of professional management to identify investments in emerging growth companies with the greatest potential, in the Adviser's opinion, to have a profound and positive impact on the lives of consumers and businesses as we enter the 21st century. The Adviser anticipates finding these companies in many rapidly changing sectors of the economy. Examples include innovative retailing concepts, the on-going U.S. transition to an increasingly service-based economy, advances in health care in areas such as biotechnology, and the tremendous, rapid advances occurring in communications, computing, software and technology generally. In return for accepting above-average market risk, investors gain access to a broadly diversified portfolio designed for above-average capital appreciation compared to that available from larger companies such as those in the S&P 500 Stock Index.

     Foreign securities such as those which may be purchased by the Fund may be subject to foreign government taxes which could reduce the return on such securities, although a shareholder of the Fund may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. (See "TAXES.")


Master/feeder structure. The Trust's Board of Trustees may determine that the objective of the Fund would be achieved more efficiently, while retaining its current distribution arrangement, by investing in a master fund in a master/feeder fund structure as described below, and in that case cause the Fund to do so without prior approval by shareholders.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds preserving separate identities, management or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss.


Special Considerations

Investing in smaller stocks. Small stocks represent over two-thirds of the over 7000 stocks of US companies traded on the three primary US exchanges (NYSE, AMEX and NASDAQ). Many of these small stocks have market capitalizations under $200 million. In comparison, the largest of these smaller companies have capitalizations of approximately $1 billion. The companies whose stocks are represented in the S&P 500 have an average market capitalization of $33 billion (Standard & Poors Corporation, as of 7/31/96). Scudder 21st Century Growth Fund seeks to maintain an average market capitalization of less than $750 million, roughly similar to the Russell 2000 Index, an index of small companies.

Historical small stock performance. The Ibbotson US Small Stock Index is commonly used to show historical performance of smaller stocks due to the extensive range of data points offered (1926 to the present). According to Ibbotson, smaller stocks outperform larger stocks over time. For the years 1971 to 1996 (25 years), the average annual return for the Ibbotson Index was 15.46% compared with 12.23% for larger stocks - a difference of over 3%.

      While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

      Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Defining "emerging growth" companies. The Advisor's model of the corporate life cycle begins with investment of venture capital, and proceeds to an 'emerging growth' stage. An 'emerging growth' company is publicly traded, with a market value of at least $50 million. Emerging growth companies are part of the 'small stock universe' as described above. Small companies account for 40% of the Gross Domestic Product according to a June 1996 National Federation of Independent Business survey. Employees of small companies (broadly defined as less than 200 employees) represent a significant proportion of the non-governmental workforce, 50% according to the Institute of Directors (May 1996).

      Emerging growth companies grow into 'established growth' companies with market values exceeding $500 million. Companies become mature over time as growth slows and market capitalizations grow beyond $1 billion.

Investing in Foreign Securities. The Fund may invest in foreign securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause that Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

Specialized Investment Techniques

Foreign Currencies. The Fund may invest in foreign securities. Because investments in foreign securities usually will involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward contracts, futures contracts and options on futures contracts on foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should that Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

Depositary Receipts. The Fund may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Debt Securities. When the Adviser believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital appreciation, the Fund may invest in debt securities including bonds of private issuers, bonds of foreign governments and supranational organizations. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase high quality bonds, rated Aaa, Aa or A by Moody's or AAA, AA or A by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing its assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund may each also purchase and sell put options in foreign sovereign debt, Eurodollar instruments and currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, for duration management and for risk management purposes. In addition, the Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated currency market changes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price

(or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

      The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

      The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. The Fund is subject to currency transactions risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believes such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high grade assets with its custodian, State Street Bank and Trust Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high grade assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

      The convertible securities in which the Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.


      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system. Some repurchase commitment transactions may not provide the Fund with collateral marked-tomarket during the term of the commitment.


      For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Borrowing. The Fund is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of the Fund's net assets for purposes of liquidity and to provide for redemptions and distributions. The Fund will borrow only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. The Fund does not expect to borrow for investment purposes, to increase return or leverage the portfolio. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Illiquid Securities. The Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if such sale is made in violation of the 1933 Act or if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      The Fund may invest up to 15% of its net assets in securities which are illiquid. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lending of Portfolio Securities. The Fund may seek to increase its return by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Fund determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made.

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

      As a matter of fundamental policy, the Fund may not:


      (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts related to physical commodities; or

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

      As a matter of nonfundamental policy, the Fund may not:

      (a) invest more than 15% of the Fund's total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within 7 days.


                                    PURCHASES

   (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1- 800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within five business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks


      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares of the Fund are purchased by a check which proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of the Fund.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.


Other Information

      If purchases or redemptions of a Fund's shares are arranged and settlement is made through a member of the NASD, other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Directors and the Distributor, the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person and each may suspend or terminate the offering of shares of the Fund at any time for any reason.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

      The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                           in the Fund's prospectus.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information-Redeeming shares-Signature guarantees" in the Fund's prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. However, shares that are exchanged from the Fund may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information.") An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding.
(See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Fund and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225- 5163.


       Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information

      In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of a Fund held for less than one year are redeemable at a price equal to 99% of the Fund's then current net asset value per share. This 1% discount, referred to in the prospectus and this Statement of Additional Information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

      The redemption fee will not be applied to (a) a redemption of shares held in certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and profit sharing and money purchase pension plans (however, this fee waiver does not apply to IRA and SEP-IRA accounts), (b) a redemption of any shares of a Fund outstanding for one year or more, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by a Fund), or (d) a redemption of shares by a Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. For this purpose and without regard to the shares actually redeemed, shares will be redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a shareholder enters into a transaction in Fund shares which, although it may technically be treated as a redemption and purchase for recordkeeping purposes, does not involve the termination of economic interest in a Fund, no redemption fee will apply and applicability of the redemption fee, if any, on any subsequent redemption or exchange will be determined by reference to the date the shares were originally purchased, and not the date of the transaction.

Redemption by Telephone

       Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

      It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information

      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information-Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

      Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-loadT to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                Scudder                                 No-Load
    YEARS       Pure No-      8.50% Load   Load Fund   Fund with
              Load(TM) Fund     Fund      with 0.75%  0.25% 12b-1
                                          12b-1 Fee       Fee
--------------------------------------------------------------------------------
      10        $ 25,937     $ 23,733     $ 24,222     $ 25,354
--------------------------------------------------------------------------------
      15          41,772       38,222       37,698       40,371
--------------------------------------------------------------------------------
      20          67,275       61,557       58,672       64,282
================================================================================

     Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividend and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Fund's prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.


Reports to Shareholders

      The Trust issues to its shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

Initial purchases in most Scudder funds must be at least $2,500 or $1,000 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower. The minimum initial purchase required for the Cash Fund's Premium Shares is $25,000 and subsequent purchases must be for $1,000 or more. The minimum initial required purchase for each Fund's Managed Shares is $100,000 and subsequent purchases must be for $1,000 or more. The minimum initial purchase required for a Fund's Institutional Shares is $1,000,000 and there is no minimum subsequent purchase. Please see the respective prospectuses for these classes of shares for further information regarding minimum balance requirements.


MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible,, although in certain circumstances this may not be possible and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible,, although in certain circumstances this may not be and declares dividends daily. possible.

      Scudder Money Market Series seeks to provide investors with investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") is designedseeks to provide investors with income exempt from regular federal income tax while seeking stability of principaland stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certainextreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New Yorstate, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share,, although in certain circumstances this may not be possible. while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.


----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturitie. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide high income which isa high level of interest income, exempt from regular federal income tax by investing in, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of principalce stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligationpersonal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risks through investments primarily in zero coupon securities.

      Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMAprimarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income from aprimarily by investing in a managed portfolio of high-grade bonds denominated in foreign currencies. international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality- oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

  Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a broad and flexiblevalue-driven investment program emphasizing common stocks.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro- capitalization ("micro-cap") common stocks.

  Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds. and to keep the value of its shares more stable than other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of largeseasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

  Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital through investment principally inprimarily through a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold- related equity securities and gold.

  Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stockslong-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

(See "Scudder tax-advantaged retirement plans," "Purchases-By Automatic Investment Plan" and "Exchanges and redemptions-By Automatic Withdrawal Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

     The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------
   Starting               Annual Rate of Return
    Age of      -------------------------------------------
Contributions        5%            10%            15%
-----------------------------------------------------------
      25        $253,680       $973,704          $4,091,908
      35         139,522        361,887             999,914
      45          69,439        126,005             235,620
      55          26,414         35,062              46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-----------------------------------------------------------
   Starting               Annual Rate of Return
    Age of      -------------------------------------------
Contributions        5%            10%            15%
-----------------------------------------------------------
      25        $119,318       $287,021            $741,431
      35          73,094        136,868             267,697
      45          40,166         59,821              90,764
      55          16,709         20,286              24,681

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information-Redeeming shares-Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the [Trust, Corporation] or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the [Trust, Corporation] of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The [Trust, Corporation] reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The [Trust, Corporation] reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distribution and performance information-Dividends and capital gains distributions" in the Fund's prospectus.)

      The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

      If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

      Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividend paid deduction on its federal tax return.

      The Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in December to avoid federal excise tax, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes.

In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

(See "Distribution and performance information-Performance information" in the Fund's prospectus.)

      From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year and the life of the Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
     Where:

          P   =   a hypothetical initial investment of $1,000
          T   =   Average Annual Total Return
          n   =   number of years
          ERV =   ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

      Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
     Where:

          C   =  Cumulative Total Return
          P   =  a hypothetical initial investment of $1,000
          ERV =  ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.



Comparison of Portfolio Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, the fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include the fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

Scudder's Theme: Build Create Provide. Marketing and fund literature may refer to Scudder's theme: "Build Create Provide." This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important - your family, future, and/or your community.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.


                            ORGANIZATION OF THE FUND

               (See "Fund organization" in the Fund's prospectus.)


      The Fund is a series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which are of one class and have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into five series, Scudder Development Fund, Scudder Small Company Value Fund, Scudder 21st Century Growth Fund, Scudder Micro Cap Fund and Scudder Financial Services Fund.


      The Trustees of the Trust have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

      The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.

      The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER


     (See "Fund organization-Investment adviser" in the Fund's prospectus.)

      Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Funds. Scudder, Stevens & Clark, Inc. ("Scudder"), the predecessor organization to the Adviser, is one of the most experienced investment management firms in the United States. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953, the Adviser introduced the Scudder International Fund, the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985. As of December 31, 1997, the Adviser was responsible for managing more than $__ billion in U.S. equity securities, including over $__ billion in domestically oriented growth mutual funds. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December __, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

     Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world. Zurich Insurance Group is particularly strong in the insurance of international companies and organizations. Over the past few years, Zurich's global presence, particularly in the United States, has been strengthened by means of selective acquisitions.


      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder

Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


      The Investment Management Agreement (the "Agreement") between the Fund and the Adviser is dated September 9, 1996 and was approved by the Trustees of the Fund on September 4, 1996 and by the initial shareholder of the Fund on September 10, 1997. The Investment Management Agreement (the "Agreement") will continue in effect until September 30, 1998 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


      Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Fund's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Fund may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

       Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Trusts affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

      For these services, the Fund will pay the Adviser a fee equal to 1.00% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until August 31, 1997 to maintain the total annualized expenses of the Fund at no more than 1.75% of the average daily net assets of the Fund.

      Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

      The Agreement requires the Adviser to reimburse the Fund for all or a portion of advances of its management fee to the extent annual expenses of the Fund (including the management fee stated above) exceed the limitations prescribed by any state in which the Fund's shares are offered for sale. Management has been advised that, while most states have eliminated expense limitations, the lowest of such limitations is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of average daily net assets and 1 1/2% of average daily net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to the Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitations at the time of such payment.

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

      The Agreement provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                            Position with
                                                            Underwriter,
                                                            Scudder
Name, Age                Position       Principal           Investor
and Address              with Trust     Occupation**        Services, Inc.
-----------              ----------     ------------        --------------

Daniel                   President and  Chairman of the     Vice
Pierce+*(63)             Trustee        Board and           President,
                                        Managing Director   Director and
                                        of Scudder,         Assistant
                                        Stevens & Clark,    Treasurer
                                        Inc.

Paul Bancroft III (67)   Trustee        Venture          -
1120 Cheston Lane                       Capitalist and
Queenstown, MD 21658                    Consultant;
                                        Retired,
                                        President Chief
                                        Executive Officer
                                        and Director of
                                        Bessemer
                                        Securities
                                        Corporation

                                                            Position with
                                                            Underwriter,
                                                            Scudder
Name, Age                Position       Principal           Investor
and Address              with Trust     Occupation**        Services, Inc.
-----------              ----------     ------------        --------------

Sheryle J. Bolton (51)   Trustee        Consultant               -
560 White Plains Road
Tarrytown, NY 10591

William T. Burgin (54)   Trustee        General Partner,         -
P. O. Box 580                           Bessemer Venture
Dover, MA  02030-0580                   Partners

Thomas J. Devine (70)    Trustee        Consultant               -
641 Lexington Avenue,
28th Floor
New York, NY 10022

Keith R. Fox (43)        Trustee        President, Exeter        -
10 East 53rd Street                     Capital
New York, NY 10022                      Management
                                        Corporation

William H. Luers (68)    Trustee        President, The           -
993 Fifth Avenue                        Metropolitan
New York, NY 10028                      Museum of Art

Wilson Nolen (70)        Trustee        Consultant (1989         -
1120 Fifth Avenue                       until present);
New York, NY 10128                      Corporate Vice
                                        President of
                                        Becton, Dickinson
                                        & Company,
                                        manufacturer of
                                        medical and
                                        scientific
                                        products (until
                                        June 1989)

Kathryn L.               Trustee, Vice  Managing Director   Vice President
Quirk++ (44)             President and  of Scudder,
                         Assistant      Stevens & Clark,
                         Secretary      Inc.

Robert W. Lear (80)      Honorary       Executive-in-Resi        -
429 Silvermine Road      Trustee        dence, Visiting
New Canaan, CT 06840                    Professor,
                                        Columbia
                                        University
                                        Graduate School
                                        of Business

Robert G. Stone,         Honorary       Chairman of the          -
Jr. (74)                 Trustee        Board and
405 Lexington                           Director, Kirby
Avenue,                                 Corporation
39th Floor                              (inland and
New York, NY 10174                      offshore marine
                                        transportation
                                        and diesel
                                        repairs)

Edmund R.                Honorary       Advisory Managing        -
Swanberg++ (75)          Trustee        Director of
                                        Scudder, Stevens
                                        & Clark, Inc.

                                                            Position with
                                                            Underwriter,
                                                            Scudder
Name, Age                Position       Principal           Investor
and Address              with Trust     Occupation**        Services, Inc.
-----------              ----------     ------------        --------------

Peter Chin++ (55)        Vice           Principal of             -
                         President      Scudder, Stevens
                                        & Clark, Inc.

James M.                 Vice           Vice President of        -
Eysenbach@ (35)          President      Scudder, Stevens
                                        & Clark, Inc.

Philip S.                Vice           Managing Director        -
Fortuna++ (39)           President      of Scudder,
                                        Stevens & Clark,
                                        Inc.

Jerard K.                Vice           Managing Director        -
Hartman++ (64)           President      of Scudder,
                                        Stevens & Clark,
                                        Inc.

Thomas W. Joseph+        Vice           Principal of        Vice
(58)                     President      Scudder, Stevens    President,
                                        & Clark, Inc.       Director,
                                                            Treasurer and
                                                            Assistant Clerk

Thomas F.                Vice           Principal of        Clerk
McDonough+ (50)          President and  Scudder, Stevens
                         Secretary      & Clark, Inc.
                         Assistant
                         Treasurer

Pamela A.                Vice           Managing Director        -
McGrath+ (43)            President and  of Scudder,
                         Treasurer      Stevens & Clark,
                                        Inc.

Roy C. McKay++ (54)      Vice           Managing Director        -
                         President      of Scudder,
                                        Stevens & Clark,
                                        Inc.

Edward J.                Vice           Principal of        Assistant
O'Connell++ (52)         President and  Scudder, Stevens    Treasurer
                         Assistant      & Clark, Inc.
                         Treasurer

Richard W.               Assistant      Vice President of   Vice President
Desmond++ (61)           Secretary      Scudder, Stevens
                                        & Clark, Inc.

* Mr. Pierce and Ms. Quirk are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Ms. Quirk is a member of the Executive Committee for the Trust, which may exercise all of the powers of the Trustees when they are not in session.
+     Address: Two International Place, Boston, Massachusetts
++    Address: 345 Park Avenue, New York, New York
@     Address: 101 California Street, Suite 4100, San Francisco, CA 94111-5886

      The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

      All Trustees and officers as a group owned less than 1% of the Fund's outstanding shares as of the commencement of operations.

                                  REMUNERATION

Responsibilities of the Board-Board and Committee Meetings

     The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls.

      The Independent Trustees met 16 times during 1996, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above.

Compensation of Officers and Trustees

      The Independent Trustees receive the following compensation from each
Fund: an annual trustee's fee of $4,000; a fee of $400 for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between each Fund and the Adviser or any affiliate of the Adviser; $150 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings or other activities.

      The Independent Trustees may also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1996 from the Trust and from all of Scudder funds as a group.

       Name               Scudder Securities Trust*        All Scudder Funds
       ----               -------------------------        -----------------

Paul Bancroft III,                 $17,572              $143,358      (16 funds)
Trustee
Sheryle J. Bolton,                      $0               $71,200      (9 funds)
Trustee
Thomas J. Devine,                  $18,672              $156,058      (18 funds)
Trustee
Keith R. Fox,                      $18,372               $87,508      (10 funds)
Trustee
Wilson Nolen,                      $19,172              $165,608      (17 funds)
Trustee
Robert  G.  Stone, Jr.,             $1,272               $12,272**    (2 funds)
Honorary Trustee

* Scudder Securities Trust consists of seven funds: Scudder Development Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, Scudder 21st Century Growth Fund, Scudder Financial Services Fund, Scudder Health Care Fund and Scudder Technology Fund. Scudder Micro Cap Fund commenced operations on August 12, 1996. Scudder 21st Century Growth Fund commenced operations on September 9, 1996. Scudder Financial Services Fund commenced operations on September 30, 1997. As of January 1, 1998, Scudder Health Care Fund and Scudder Technology Fund each had not commenced operations.

** This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.


                                   DISTRIBUTOR

      The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 30, 1995, will remain in effect until September 30, 1997 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on September 6, 1995.

      Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

      (See "Distribution and performance information-Dividends and capital gains distributions" and "Transaction information-Tax information,
              Tax identification number" in the Fund's prospectus.)

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

      Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      The Fund intends to qualify for and may make the election permitted under
Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on its federal income tax returns for, and will be required to treat as part of the amounts distributed to them, its pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      If the Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for its pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them its pro rata portion of such taxes paid.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the relevant Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Subchapter M of the Code requires the Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that the Fund may undertake may be limited.

      Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      The Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. The Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information.

      If the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

      The Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible, the Adviser places orders for portfolio transactions for the Fund through the Distributor which in turn places orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions) size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

      The Fund's purchases of securities which are traded in the over-the-counter market are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Such trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

      Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information will be used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

      Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Fund's custodian and a credit will be given against the custodian fee due to the custodian equal to one-half of the commission on any such transaction. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof.

      The Trustees intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

      The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate in the Fund's initial fiscal year will not exceed 100%.

                                 NET ASSET VALUE

      The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The Financial Highlights of the Fund will be included in the Fund's prospectus, and the Financial Statement incorporated by reference in this Statement of Additional Information, in reliance on the report of Coopers & Lybrand,

L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Other Information

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

      The CUSIP number of the Fund is 811196 40 1.

      The Fund has a fiscal year end of August 31.

      Dechert Price & Rhoads acts as general counsel for the Fund.

      The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as Custodian.

      Costs of $23,340 incurred by the Fund, in conjunction with its organization are amortized over the five year period beginning September 9, 1996.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee for each account maintained for a participant.

      Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts, 02110- 4103, an affiliate of the Adviser, for certain retirement plan accounts.

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


      The financial statements, including the Investment Portfolio of 21st Century Growth Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated August 31, 1997, and are deemed to be part of this Statement of Additional Information.

Scudder
21st Century
Growth Fund

Annual Report
August 31, 1997

Pure No-Load(TM) Funds


A fund investing primarily in securities of emerging growth companies poised to be leaders in the 21st century. For investors seeking long-term growth of capital.


A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER                    (logo)

                                    In Brief


o During the period from the beginning of operations on September 9, 1996, through the end of August 1997, Scudder 21st Century Growth Fund provided a total return of 9.25%.

o For most of the period, larger capitalization issues outperformed small company growth stocks by a wide margin; however, this situation reversed itself to a degree over the latter part of the Fund's fiscal year.

o A valuation gap between large and small stocks remains to be closed following an extended period of large-cap strength, and while there are no guarantees, the stage appears to have been set for a period of strong small growth company performance.




                                Table of Contents

   3  Letter from the Fund's President   21  Financial Highlights
   4  Performance Update                 22  Notes to Financial Statements
   5  Portfolio Summary                  25  Report of Independent Accountants
   6  Portfolio Management Discussion    28  Officers and Trustees
  10  Glossary of Investment Terms       29  Investment Products and Services
  12  Investment Portfolio               30  Scudder Solutions
  18  Financial Statements


                      2 - Scudder 21st Century Growth Fund

                        Letter From the Fund's President


Dear Shareholders,

     We are pleased to present the first annual report for Scudder 21st Century Growth Fund. For the period of slightly less than 12 months from the beginning of Fund operations on September 9, 1996, through August 31, 1997, the Fund provided a total return of 9.25%.

     As outlined in the management discussion that follows, the past year was not always easy for investors in small growth stocks. For much of the first part of the Fund's fiscal period, stock performance of smaller capitalization, high-growth companies badly lagged that of large companies. This disparity was due to a host of factors, including higher interest rates and strong large-cap earnings growth.

     Since April, conditions for small growth companies have improved, and there have been strong signs that investor interest in this segment of the market has heightened. To illustrate, the Russell 2000 Growth Index, a barometer for small and medium-sized growth stocks, returned 11.95% over the three months ended August 31, versus 6.48% for the large-cap S&P 500 Index. In view of previous price declines, we believe many of the Fund's holdings remain at attractive levels, given their strong potential for future earnings gains. We look forward to the coming year, and thank you for your continued investment in Scudder 21st Century Growth Fund.

     For those of you interested in hearing about new products, we would like to take this opportunity to introduce Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of established companies listed on foreign exhanges. For a complete listing of Scudder's mutual fund offerings, see page.

     If you have any questions regarding Scudder 21st Century Growth Fund or any other Scudder fund, please do not hesitate to call Investor Relations at 1-800-225-2470.

     Sincerely,

     /s/Daniel Pierce
     Daniel Pierce
     President,
     Scudder 21st Century Growth Fund


                      3 - Scudder 21st Century Growth Fund

                     Performance Update as of August 31, 1997

-------------------------------------
Fund Index Comparisons
-------------------------------------
                     Total Return
-------------------------------------
Period Ended    Growth of
8/31/97         $10,000    Cumulative
-------------------------------------
Scudder 21st Century Growth Fund
Ticker Symbol:  SCTGX
-------------------------------------
Life of Fund*   $10,925       9.25%
-------------------------------------
Russell 2000 Growth Index
-------------------------------------
Life of Fund*   $11,414      14.14%
-------------------------------------
*The Fund commenced operations on
 September 9, 1996.
 Index comparisons begin September 30, 1996.

------------------------------------------------
Growth of a $10,000 Investment
------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:


Russell 2000 Growth Index

Year            Amount
----------------------
9/96*          $10,000
10/96          $ 9,569
11/96          $ 9,835
12/96          $10,027
1/97           $10,269
2/97           $ 9,649
3/97           $ 8,968
4/97           $ 8,864
5/97           $10,196
6/97           $10,542
7/97           $11,082
8/97           $11,414


Scudder 21st Century Growth Fund

Year            Amount
----------------------
9/96*          $10,000
10/96          $ 9,444
11/96          $ 9,444
12/96          $ 9,373
1/97           $ 9,413
2/97           $ 8,778
3/97           $ 8,119
4/97           $ 7,897
5/97           $ 9,302
6/97           $ 9,833
7/97           $10,214
8/97           $10,405

The Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized U.S. companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX, and NASDAQ. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.


                           Yearly periods ended August 31



                                         1997*
--------------------------------------------------------------------------------
Net Asset Value                        $13.11
--------------------------------------------------------------------------------
Income Dividends                       $   --
--------------------------------------------------------------------------------
Capital Gains Distributions            $   --
--------------------------------------------------------------------------------
Fund Total Return (%)                    9.25
--------------------------------------------------------------------------------
Index Total Return (%)                  14.14
--------------------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Adviser had not maintained the Fund's expenses, the total return for the life of Fund period would have been lower.

                      4 - Scudder 21st Century Growth Fund

                    Portfolio Summary as of August 31, 1997

-------------------------------
Asset Allocation
-------------------------------
Equity Holdings             98%
Cash Equivalents             2%
-------------------------------
                           100%
-------------------------------

The Fund is essentially fully
invested in small U.S. growth
stocks.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

------------------------------
Sector Diversification
(Excludes 2% Cash Equivalents)
------------------------------
Technology                 21%
Health                     15%
Service Industries         15%
Consumer Discretionary     11%
Manufacturing               9%
Consumer Staples            7%
Energy                      7%
Durables                    5%
Financial                   3%
Other                       7%
------------------------------
                          100%
------------------------------

The Technology and Health
sectors of the market contain
many growth-oriented companies.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

-------------------------------
Ten Largest Equity Holdings
(21% of Portfolio)
-------------------------------
 1. Nuevo Energy Co.
    Oil and gas exploration, development and production

 2. Aptargroup, Inc.
    Manufacturer of packaging equipment
    components

 3. MAPICS Inc.
    Business planning and control solutions and services

 4. Wind River Systems
    Producer of advanced software operation systems and development tools

 5. Simula, Inc.
    Development and production of transportation safety products

 6. Cymer, Inc.
    Provider of laser illumination sources for ultra-violet photolithography systems

 7. Renters Choice, Inc.
    Operator of rent-to-own stores offering home electronics, appliances, furniture and accessories

 8. Lamalie Associates, Inc.
    Executive search company

 9. Cognex Corp.
    Manufacturer of machine vision systems

10. MedQuist, Inc.
    Electronic document transcription and
    management services

Top holdings include companies positioned to be leaders in growing areas of the economy.

For more complete details about the Fund's investment portfolio, see page 12. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                      5 - Scudder 21st Century Growth Fund

           Portfolio Management Discussion

In the following interview, Lead Portfolio Manager Peter Chin and Portfolio Manager Roy McKay discuss Scudder 21st Century Growth Fund's strategy and the market environment over the period since the Fund began operations on September 9, 1996.

Q: Could you outline the Fund's investment approach?

A: The Fund seeks growth from smaller companies we believe are positioned to become leaders in the economy of tomorrow. In general, we are looking for companies for which we expect the level and visibility of earnings growth going forward to be high. Within this context, we are opportunistic investors, seeking growth wherever we can find it, focusing on companies positioned to be leaders in their chosen niches.

Many of the companies held by the Fund feature a high percentage of stock ownership by insiders -- nearly half of outstanding equity on a weighted average basis. This indicates to us that management's interests are generally very much in alignment with ours, as pure investors, and reflects our effort to find tomorrow's leading companies before they are generally recognized as such by the investment community.

Q: How did small stocks perform overall during the period since the Fund's inception?

A: For most of the period, larger capitalization issues outperformed small company growth stocks by a wide margin. For the year ended August 31, 1997, large cap stocks, as gauged by the S&P 500 Index, returned 40.65%, versus the 20.03% return of the Russell 2000 Growth Index.

This disparity reflects small cap performance that was weak on both a relative and absolute basis over the first part of the period. For the six months from the beginning of September 1996 through the end of February 1997, the S&P 500 Index provided a total return of 22.53%, versus 1.46% for the Russell 2000 Growth Index. Erratic earnings are always a risk to investors in the small cap sector of the stock market, and earnings disappointments among this group were swiftly reflected in lower stock prices during this period.

This situation reversed itself to a degree over the latter part of the Fund's fiscal year. For the six months ended August 31, 1997, the Russell 2000 Growth Index returned 18.30% versus 14.78% for the S&P 500.

Q: Please summarize the Fund's performance since its inception almost a year ago.

A: From the beginning of operations on September 9, 1996, through the end of August 1997, the Fund provided a total return of 9.25%. For purposes of rough comparison, for the full twelve month period beginning last September and running through the end of August, the Russell 2000 Growth Index -- a commonly used gauge of small growth stock performance -- returned 20.03%.

The Fund's underperformance versus the benchmark index reflects a number of earnings disappointments experienced by portfolio holdings in the first half of the fiscal period. It is also in part a function of adverse conditions early in the period for investors focusing on the small end of the market capitalization spectrum. The Russell 2000 Growth Index includes companies with market

                      6 - Scudder 21st Century Growth Fund
capitalizations as high as $1.3 billion, while Scudder 21st Century Growth Fund has a smaller cap tilt than the Index, holding companies with market capitalizations below $750 million. As a result, the Fund experienced a stronger headwind than the Index over the period of large cap leadership that extended into April 1997.

As the year progressed and smaller stocks began to recover, conditions became more favorable for our investment style. Over the last six months of the period, the Fund provided a total return of 18.54% versus 18.30% for the Index.

Q: What areas of the market are most heavily represented in the portfolio?

A: Technology and healthcare companies, at 21% and 15% of portfolio assets, respectively, are the Fund's leading sectors. These sectors will generally be heavily weighted given the growth orientation of the Fund. We have recently uncovered a number of growth opportunities among consumer stocks, and consumer discretionary and consumer staples companies together represent another 18% of assets.

Q: Could you discuss some of the Fund's larger holdings and recent additions?

A: Several of the Fund's top holdings and new positions illustrate our focus on the early identification of companies poised to provide solutions to tomorrow's problems or to apply more advanced techniques to meeting today's needs. Large technology positions include Pinnacle Systems, a leader in the design, manufacture and marketing of sophisticated video post-production tools used in TV and motion pictures, and Vantive, a developer of software used by businesses to manage customer information and relationships.

The health sector contains many dynamic small companies that, in our view, are on the verge of seeing long-term investments come to fruition. Fund holdings in this area are focused on biotechnology and medical device companies that are solving problems or reducing the costs of care, rather than on caregivers such as HMOs. In this vein, we have recently added to our position in Norland Medical Systems, a provider of devices used to measure bone density. The market for these devices has been created by new treatments for osteoporosis, and the company is receiving backing from pharmaceutical giant Merck in the marketing of its products.

Simula, one of the Fund's ten largest holdings, is a manufacturer of specialized airbags designed initially for use in sport utility vehicles and luxury passenger cars to protect drivers in the event of a rollover. This technology was in the past used exclusively in the military for fighter planes and helicopters. BMW is now promoting the use of this product in its `98 models, and we expect more manufacturers will follow suit.


                      7 - Scudder 21st Century Growth Fund

Wackenhut Corrections Corp. is a recent addition to the portfolio. Wackenhut is positioned to ride the trend on both the federal and state levels -- driven by taxpayer pressure -- towards turning over the construction and management of prisons to the private sector. While privatization contracts for new facilities are growing at 30% per annum, management by private facilities stands at only about 5% of the total existing corrections market, so we believe that a great deal of upside potential remains in this business.

Q: What is your outlook for small growth stocks?

A: Very optimistic. Over the last three months of the Fund's fiscal period, as gauged by the Russell 2000 Growth and S&P 500 indices, small growth stocks outperformed large cap issues by 11.95% to 6.48%. While projections are always difficult, we believe the recent reversal in leadership was driven by a number of factors that remain in place.

The small cap recovery began in mid-April, and was triggered by a drop in interest rates that sparked renewed interest in high growth stocks. June introduced a new element -- faltering earnings on the part of large-cap companies, caused in part by the turmoil in Asian currencies. Large companies had experienced well above average earnings growth over an extended period, but disappointments began to increase among this group. This led many investors to look elsewhere in the market for earnings growth.

Small cap issues continued to outperform larger companies as rates moved up in August. This was partly a function of continued large company earnings disappointments, but also a response to the signing into law of a capital gains

                      8 - Scudder 21st Century Growth Fund
tax rate cut. With the long-term capital gains rate reduced to 20% -- versus rates of as high as 39.6% on income -- investor interest in high growth stocks that pay no cash dividends was heightened. Historically, the price-earnings ratios of such companies has tended to rise relative to slower growth, cash dividend paying companies when the capital gains tax rate has declined.

Moreover, despite the recent outperformance of smaller companies, a valuation gap between large and small stocks remains to be closed following an extended period of large cap strength. In short, while the future is never certain, the stage appears to be set for a period of strong small growth company performance.


                Scudder 21st Century Growth Fund: A Team Approach
                                  to Investing


  Scudder 21st Century Growth Fund is managed by a team of Scudder investment professionals, who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

  Lead Portfolio Manager Peter Chin has responsibility for the Fund's day-to-day management and investment strategies. Mr. Chin has 23 years of research and portfolio management experience, primarily in small company growth stocks. Roy
  C. McKay, Portfolio Manager, has 29 years of investment experience, with 20 years specializing in small company growth stocks.



                      9 - Scudder 21st Century Growth Fund

                          Glossary of Investment Terms


 CURRENCY EXCHANGE RATE     The price at which one country's currency can be
                            exchanged into another currency. When the U.S.
                            dollar rises relative to foreign currencies, this decreases the buying power of overseas purchasers of U.S. goods and services and tends to hurt the earnings of U.S. companies that export; by contrast, a weak dollar promotes U.S. exports.

 DIVIDEND  YIELD            With stocks, a company's payment out of earnings to
                            shareholders divided by its share price. For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%; if the stock price goes up to $20, the yield would fall to 5%.

 FEDERAL FUNDS RATE         A benchmark short-term interest rate, the Fed Funds
                            rate is the interest charged by Federal Reserve member banks to other member banks requiring overnight loans to meet regulatory reserve requirements. The Fed Funds rate is a key instrument of U.S. monetary policy, by which the Federal
                            Reserve seeks to influence growth and inflation by controlling the supply of money in the economy.

 FUNDAMENTAL RESEARCH       Analysis of companies based on the projected impact
                            of management, products, sales, and earnings on their balance sheets and income statements. Distinct from technical analysis, which evaluates the attractiveness of a stock based on historical price and trading volume movements, rather than the financial results of the underlying company.

 GROWTH STOCK               Stock of a company that has displayed above average
                            earnings growth and is expected to continue to increase profits rapidly going forward. Stocks of such companies usually trade at higher multiples to earnings (see price/earnings ratio) and experience more price volatility than the market as a whole.
                            Distinct from value stock.

 LIQUIDITY                  A stock that is liquid has enough shares outstanding
                            and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant move in its market price as a result.

                      10 - Scudder 21st Century Growth Fund

 MARKET CAPITALIZATION      The value of a company's outstanding shares of
                            common stock, determined by the number of shares outstanding multiplied by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalization. "Large-cap" stocks tend to be more liquid.

 NASDAQ The Nasdaq Stock Market (for National Association of Securities Dealers Automated Quotation system). A computerized system that provides brokers and dealers with price quotations for securities traded over the counter ("OTC"), as well as for some securities listed on the New York Stock Exchange or American Stock Exchange. Historically, most securities traded OTC using the Nasdaq quotation system have been smaller-capitalization stocks that do not qualify for listing on a major exchange.

 OVER/UNDER  WEIGHTING      Refers to the allocation of assets -- usually by
                            sector, industry, or country -- within a portfolio relative to the portfolio's benchmark index or investment universe.

 PRICE/EARNINGS RATIO       A widely used gauge of a stock's valuation, that
                            indicates what investors are paying for a company's earning power at the current stock price. May be based on a company's projected earnings for the coming 12 months. A higher "earnings multiple" indicates higher expected earnings growth, along with greater risk of earnings disappointments.

 VALUE STOCK                A company whose stock price does not fully reflect
                            its intrinsic value, as indicated by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display less price volatility and may carry higher dividend yields. Distinct from growth stock.


(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)


                      11 - Scudder 21st Century Growth Fund

                   Investment Portfolio as of August 31, 1997

                                                                                               Principal             Market
                                                                                              Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 2.0%
------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company dated 8/29/97
  at 5.45%, to be repurchased at $472,286 on 9/2/97, collateralized by a $340,000                                  -----------
  U.S. Treasury Bond, 12%, 8/15/13 (Cost $472,000) ......................................        472,000               472,000
                                                                                                                   -----------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 98.0%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 11.0%
Apparel & Shoes 1.5%
St. John Knits Inc. (Manufacturer of woman's clothing) ..................................          8,100               341,213
                                                                                                                   -----------
Department & Chain Stores 2.0%
Renters Choice, Inc.* (Operator of rent-to-own stores offering home electronics,
  appliances, furniture and accessories) ................................................         21,400               476,150
                                                                                                                   -----------
Hotels & Casinos 2.1%
Grand Casinos Inc.* (Casino manager) ....................................................         13,200               203,775
Rio Hotel and Casino, Inc.* (Owner and operator of hotel and casino complex) ............         14,300               279,744
                                                                                                                   -----------
                                                                                                                       483,519
                                                                                                                   -----------
Recreational Products 1.6%
Family Golf Centers, Inc.* (Operator of golf-related recreational facilities) ...........         16,300               377,956
                                                                                                                   -----------
Specialty Retail 3.8%
Cole National Corp.* (Operator of specialty service retail stores) ......................          5,000               222,812
West Marine, Inc.* (Retailer of recreational and commercial boating supplies
  and apparel) ..........................................................................         15,350               291,650
Wilmar Industries, Inc.* (National distributor of repair and maintenance products
  for the apartment housing market) .....................................................         15,600               390,000
                                                                                                                   -----------
                                                                                                                       904,462
                                                                                                                   -----------
Consumer Staples 6.7%
Alcohol & Tobacco 1.6%
Robert Mondavi Corp. "A"* (Premium wine producer) .......................................          8,410               382,655
                                                                                                                   -----------
Farming 1.8%
Scheid Vineyards Inc. "A"* (Producer of wine grapes) ....................................         40,000               430,000
                                                                                                                   -----------
Food & Beverage 3.3%
Authentic Specialty Foods, Inc.* (Producer and distributor of Mexican foods) ............          1,700                15,937
Hain Food Group, Inc.* (Provider of specialty food products) ............................         34,000               348,500
Suiza Foods Corp.* (Food distributor) ...................................................         10,100               416,625
                                                                                                                   -----------
                                                                                                                       781,062
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                      12 - Scudder 21st Century Growth Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Health 15.1%
Biotechnology 3.7%
ESC Medical Systems Ltd.* (Producer of devices for non-invasive treatment of benign
  vascular lesions) .....................................................................          7,600               248,900
Hyseq, Inc.* (Developer of gene-based therapeutic and diagnostic products) ..............          2,100                29,662
Norland Medical Systems, Inc.* (Marketer of systems used in diagnosis of
  bone disorders) .......................................................................         26,700               300,375
Protein Design Labs, Inc.* (Developer of human and humanized antibodies) ................          8,100               288,563
                                                                                                                   -----------
                                                                                                                       867,500
                                                                                                                   -----------
Health Industry Services 4.6%
BioReliance Corp.* (Contract research organization) .....................................            400                 8,700
IDX Systems Corp.* (Provider of health care information systems to physician
  groups and academic medical centers) ..................................................          9,900               335,363
MedQuist, Inc.* (Electronic document transcription and management services) .............         13,700               455,525
Staff Builders, Inc. "A"* (Provider of home health care services) .......................        100,000               281,250
                                                                                                                   -----------
                                                                                                                     1,080,838
                                                                                                                   -----------
Hospital Management 1.2%
Karrington Health, Inc.* (Owner and operator of private pay assisted living residences) .         10,900               129,438
Sunrise Assisted Living, Inc.* (Provider of assisted living to the elderly) .............          4,600               143,175
                                                                                                                   -----------
                                                                                                                       272,613
                                                                                                                   -----------
Medical Supply & Specialty 2.7%
ArthroCare Corp.* (Manufacturer of orthopedic surgery equipment) ........................          3,500                37,187
Closure Medical Corp.* (Manufacturer of medical adhesive products) ......................          8,200               228,575
Intelligent Medical Imaging, Inc.* (Producer of an automated microscope system) .........         29,500               175,156
Perclose, Inc.* (Developer and producer of minimally invasive single-use systems
  to close arterial access sites surgically) ............................................          8,000               188,000
                                                                                                                   -----------
                                                                                                                       628,918
                                                                                                                   -----------
Pharmaceuticals 2.9%
Cyanotech Corp.* (Producer of algal products for nutritional and
  pharmaceutical markets) ...............................................................         28,500               143,391
Guilford Pharmaceuticals, Inc.* (Research and development of therapeutic and
  diagnostic drugs) .....................................................................         13,600               365,500
Sugen, Inc.* (Developer of small molecule drugs for use in cancer and
  diabetes treatment) ...................................................................         10,400               146,900
Zonagen, Inc.* (Biopharmaceutical company) ..............................................          1,200                37,950
                                                                                                                   -----------
                                                                                                                       693,741
                                                                                                                   -----------
Financial 3.3%
Banks 2.9%
First Federal Financial Corp.* (Commercial bank holding company) ........................          6,900               232,875
Magna Group, Inc. (Commercial banking and financial services) ...........................          7,600               275,975

    The accompanying notes are an integral part of the financial statements.


                      13 - Scudder 21st Century Growth Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorporation of Texas, Inc.* (Commercial bank holding company) ..............          6,700               175,038
                                                                                                                   -----------
                                                                                                                       683,888
                                                                                                                   -----------
Insurance 0.4%
CapMAC Holdings, Inc. (Provider of financial guaranty insurance) ........................          3,100                86,025
                                                                                                                   -----------
Media 1.8%
Advertising
Universal Outdoor Holdings, Inc.* (Outdoor advertising company) .........................         12,300               421,275
                                                                                                                   -----------
Service Industries 14.7%
EDP Services 2.6%
Analysts International Corp. (Contract programming and software services) ...............         11,400               390,450
Aris Corp.* (Information technology services) ...........................................            500                12,250
Computer Horizons Corp.* (Diversified information technology services and solutions) ....          5,250               208,687
                                                                                                                   -----------
                                                                                                                       611,387
                                                                                                                   -----------
Environmental Services 0.1%
Commodore Applied Technologies, Inc.* (Developer of environmental technologies) .........          3,900                18,281
                                                                                                                   -----------
Miscellaneous Commercial Services 12.0%
ABR Information Services, Inc.* (Benefits, compliance and information services) .........          7,400               198,875
Alternative Resources Corp.* (Provider of technical personnel specializing in
  information services) .................................................................         11,200               250,600
CMG Information Services, Inc.* (Developer of information-based products and services
  for direct marketing) .................................................................         16,600               371,425
Cornell Corrections, Inc.* (Developer and operator of correctional, detention and
  pre-release facilities) ...............................................................         14,900               217,912
CorporateFamily Solutions, Inc.* (Management and consulting services) ...................            500                 7,500
G & K Services Inc. "A" (Uniform rentals) ...............................................          7,700               268,537
Lamalie Associates, Inc.* (Executive search company) ....................................         25,000               475,000
Sitel Corp.* (Nebraska based telemarketing company for major credit-card and insurance
  companies) ............................................................................         34,500               366,563
TeleTech Holdings Inc.* (Provider of customer care solutions) ...........................         14,800               242,350
Veterinary Centers of America, Inc.* (Owner and manager of veterinary hospitals) ........         15,300               212,288
Wackenhut Corrections Corp.* (Manager of privatized correctional and
  detention facilities) .................................................................          7,900                209,350
                                                                                                                   -----------
                                                                                                                     2,820,400
                                                                                                                   -----------
Durables 5.0%
Aerospace 2.1%
Simula, Inc.* (Development and production of transportation safety products) ............         20,900               485,925
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                      14 - Scudder 21st Century Growth Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Automobiles 1.2%
Tower Automotive, Inc.* (Producer of engineered metal stampings and assemblies for
  automotive industry) ..................................................................          6,300               282,713
                                                                                                                   -----------
Telecommunications Equipment 1.7%
RIT Technologies Ltd.* (Manufacturer of wiring products and systems) ....................         45,000               410,625
                                                                                                                   -----------
Manufacturing 8.8%
Containers & Paper 2.2%
Aptargroup, Inc. (Manufacturer of packaging equipment components) .......................          9,300               523,125
                                                                                                                   -----------
Diversified Manufacturing 0.6%
Alyn Corp.* (Manufacturer of consumer and industrial materials) .........................         16,700               139,862
                                                                                                                   -----------
Electrical Products 1.7%
Advanced Lighting Technologies, Inc.* (Manufacturer of metal halide lighting products) ..         17,100               410,400
                                                                                                                   -----------
Industrial Specialty 1.5%
Lydall, Inc.* (Engineered fiber materials) ..............................................          5,500               130,625
National-Oilwell, Inc.* (Manufacturer of oil and gas drilling equipment) ................          3,600               221,625
                                                                                                                   -----------
                                                                                                                       352,250
                                                                                                                   -----------
Office Equipment/Supplies 2.8%
Encad, Inc.* (Manufacturer of large format color inkjet printers) .......................         10,700               375,837
TransAct Technologies Inc.* (Manufacturer of transaction record printers) ...............         17,200               273,050
                                                                                                                   -----------
                                                                                                                       648,887
                                                                                                                   -----------
Technology 21.0%
Computer Software 11.5%
Advent Software, Inc.* (Provider of stand-alone and client/server software products) ....          6,000               159,000
CBT Group PLC (ADR)* (Developer and publisher of software focusing on client/server
  technologies) .........................................................................          5,100               331,500
Genesys Telecommunications Laboratories, Inc.* (Producer of enterprise-wide platform
  and applications software) ............................................................          1,300                36,400
JDA Software Group, Inc.* (Comprehensive software solutions for management of
  retailing information) ................................................................          4,100               128,125
Keane, Inc.* (Provider of computer software project management and design development
  services) .............................................................................          3,200               188,000
Lycos, Inc.* (Developer of online guides to the Internet) ...............................          1,037                32,471
MAPICS, Inc.* (Business planning and control solutions and services) ....................         44,000               517,000
Peritus Software Services, Inc.* (Information technology software products
  and services) .........................................................................            600                15,000
SeaChange International, Inc.* (Manufacturer of software-based products for management and distribution of digital video for television and
  telecommunication companies) ..........................................................         22,800               361,950

    The accompanying notes are an integral part of the financial statements.


                      15 - Scudder 21st Century Growth Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Vantive Corp.* (Provider of customer interaction applications software) .................         14,400               439,200
Wind River Systems* (Producer of advanced software operation systems and
  development tools) ....................................................................         11,600               497,350
                                                                                                                   -----------
                                                                                                                     2,705,996
                                                                                                                   -----------
EDP Peripherals 1.1%
Network Appliance, Inc.* (Designer and manufacturer of network data storage devices) ....          5,200               245,700
                                                                                                                   -----------
Electronic Components/Distributors 1.3%
Galileo Technology Ltd.* (Producer of digital semiconductor network devices) ............            400                12,450
Rofin-Sinar Technologies, Inc.* (Manufacturer of laser products used for
  cutting and welding) ..................................................................         10,000               172,500
Sawtek, Inc.* (Manufacturer of electronic signal processing components) .................            400                15,750
Trident International, Inc.* (Manufacturer of impulse ink jet subsystems) ...............          7,300               110,413
                                                                                                                   -----------
                                                                                                                       311,113
                                                                                                                   -----------
Office/Plant Automation 3.2%
Cognex Corp.* (Manufacturer of machine vision systems) ..................................         12,200               466,650
Pinnacle Systems, Inc.* (Manufacturer of video post-production workstations) ............         11,500               293,250
                                                                                                                   -----------
                                                                                                                       759,900
                                                                                                                   -----------
Semiconductors 3.9%
Cymer, Inc.* (Provider of laser illumination sources for ultra-violet
  photolithography systems) .............................................................          5,300               481,637
Vitesse Semiconductor Corp.* (Manufacturer of digital integrated circuits) ..............          9,300               438,263
                                                                                                                   -----------
                                                                                                                       919,900
                                                                                                                   -----------
Energy 6.5%
Oil & Gas Production 4.1%
KCS Energy, Inc. (Crude oil and natural gas exploration, development and production) ....          5,200               138,775
Nuevo Energy Co.* (Oil and gas exploration, development and production) .................         10,400               528,450
St. Mary Land & Exploration Co. (Oil and gas exploration, development and production) ...          3,000               107,250
Virginia Gas Company (Integrated natural gas company) ...................................         20,000               177,500
                                                                                                                   -----------
                                                                                                                       951,975
                                                                                                                   -----------
Oilfield Services/Equipment 2.4%
Friede Goldman International, Inc.* (Oilfield services) .................................          7,100               285,775
Global Industries, Ltd.* (Pipeline construction, derrick and diving services for
  offshore oil and gas industry) ........................................................          7,700               280,569
                                                                                                                   -----------
                                                                                                                       566,344
                                                                                                                   -----------
Metals & Minerals 2.5%
Steel & Metals
Maverick Tube Corp.* (Manufacturer of steel tubular products for oil and gas wells) .....         13,000               424,125
RMI Titanium Co.* (Producer of titanium products) .......................................          7,700               161,219
                                                                                                                   -----------
                                                                                                                       585,344
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                      16 - Scudder 21st Century Growth Fund

                                                                                                                     Market
                                                                                                Shares              Value ($)
------------------------------------------------------------------------------------------------------------------------------
Construction 1.6%
Building Materials
Simpson Manufacturing Co., Inc.* (Manufacturer of wood-to-wood, wood-to-concrete and
  wood-to-masonry connectors) ...........................................................         10,400               383,500
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $18,930,297)                                                                              23,045.442
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $19,402,297) (a)                                                         23,517,442
------------------------------------------------------------------------------------------------------------------------------

    * Non-income producing security.
  (a) The cost for federal income tax purposes was $19,626,233. At August 31, 1997, net unrealized appreciation for all securities based on tax cost was $3,891,209. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,650,686 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $759,477.

    The accompanying notes are an integral part of the financial statements.


                      17 - Scudder 21st Century Growth Fund

                             Financial Statements

                      Statement of Assets and Liabilities
                             as of August 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $19,402,297) ...................   $  23,517,442
                 Receivable for Fund shares sold ........................................          63,147
                 Dividends and interest receivable ......................................           2,114
                 Deferred organization expenses .........................................          17,510
                 Other assets ...........................................................             161
                                                                                            ----------------
                 Total assets ...........................................................      23,600,374
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ......................................         183,600
                 Other payables and accrued expenses ....................................         120,598
                                                                                            ----------------
                 Total liabilities ......................................................         304,198
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  23,296,176
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Net unrealized appreciation on investments .............................       4,115,145
                 Accumulated net realized loss ..........................................      (1,568,265)
                 Paid-in capital ........................................................      20,749,296
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  23,296,176
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($23,296,176 / 1,776,347 outstanding shares of beneficial                ----------------
                   interest, $.01 par value, unlimited number of shares authorized) .....          $13.11
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                      18 - Scudder 21st Century Growth Fund

                            Statement of Operations
                for the period September 9, 1996 (commencement
                       of operations) to August 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends ..............................................................   $      15,692
                 Interest ...............................................................          45,992
                                                                                            -----------------
                                                                                                   61,684
                 Expenses:
                 Management fee .........................................................         129,231
                 Services to shareholders ...............................................         120,314
                 Custodian and accounting fees ..........................................          59,124
                 Trustees' fees and expenses ............................................          41,045
                 Auditing ...............................................................          19,300
                 Registration fees ......................................................          44,171
                 Reports to shareholders ................................................          21,993
                 Legal ..................................................................           9,874
                 Amortization of organization expense ...................................           4,741
                 Other ..................................................................           5,336
                                                                                            -----------------
                 Total expenses before reductions .......................................         455,129
                 Expense reductions .....................................................        (228,599)
                                                                                            -----------------
                 Expenses, net ..........................................................         226,530
                ---------------------------------------------------------------------------------------------
                 Net investment loss                                                             (164,846)
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized loss from investments .....................................      (1,568,265)
                 Net unrealized appreciation during the period on investments ...........       4,115,145
                ---------------------------------------------------------------------------------------------
                 Net gain on investment transactions                                            2,546,880
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $   2,382,034
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                      19 - Scudder 21st Century Growth Fund

                      Statement of Changes in Net Assets

                                                                                          For the Period
                                                                                        September 9, 1996
                                                                                         (commencement of
                                                                                          operations) to
Increase (Decrease) in Net Assets                                                        August 31, 1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment loss ................................................     $  (164,846)
                 Net realized loss from investment transactions .....................      (1,568,265)
                 Net unrealized appreciation on investment transactions during
                   the period........................................................       4,115,145
                                                                                       --------------------
                 Net increase in net assets resulting from operations ...............       2,382,034
                                                                                       ---------------------
                 Fund share transactions:
                 Proceeds from shares sold ..........................................      24,126,673
                 Cost of shares redeemed ............................................      (3,228,689)
                 Redemption fees ....................................................          14,958
                                                                                       ---------------------
                 Net increase in net assets from Fund share transactions ............      20,912,942
                                                                                       ---------------------
                 Increase in net assets .............................................      23,294,976
                 Net assets at beginning of period ..................................           1,200
                                                                                       ---------------------
                 Net assets at end of period ........................................     $23,296,176
                                                                                       ---------------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..........................             100
                                                                                       ---------------------
                 Shares sold ........................................................       2,058,513
                 Shares redeemed ....................................................        (282,266)
                                                                                       ---------------------
                 Net increase in Fund shares ........................................       1,776,247
                                                                                       ---------------------
                 Shares outstanding at end of period ................................       1,776,347
                                                                                       ---------------------

    The accompanying notes are an integral part of the financial statements.


                      20 - Scudder 21st Century Growth Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                              For the Period
                                                                                           September 9, 1996
                                                                                             (commencement)
                                                                                           of operations) to
                                                                                            August 31, 1997
----------------------------------------------------------------------------------------------------------------
                                                                                           ------------------
Net asset value, beginning of period ....................................................        $12.00
                                                                                           ------------------
Income from investment operations:
Net investment loss .....................................................................          (.15)
Net realized and unrealized gain on investments .........................................          1.25
                                                                                           ------------------
Total from investment operations ........................................................          1.10
                                                                                           ------------------
Redemption fees .........................................................................           .01
                                                                                           ------------------
Net asset value, end of period ..........................................................        $13.11
                                                                                           ------------------
----------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ....................................................................          9.25(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................            23
Ratio of operating expenses, net to average daily net assets (%) ........................          1.75*
Ratio of operating expenses before expense reductions, to average daily net assets (%) ..          3.52*
Ratio of net investment loss to average daily net assets (%) ............................         (1.27)*
Portfolio turnover rate (%) .............................................................          92.0*
Average commission rate paid ............................................................        $.0405

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.
*   Annualized
**  Not annualized


                      21 - Scudder 21st Century Growth Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder 21st Century Growth Fund (the "Fund") is a diversified series of Scudder Securities Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the Nasdaq System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $7,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilitzed or until August 31, 2005, the expiration date, whichever occurs first. In addition, from November 1, 1996 through August 31, 1997, the Fund incurred approximately $1,337,000 in net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 1998.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the


                      22 - Scudder 21st Century Growth Fund

Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period.

Other. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the period September 9, 1996 (commencement of operations) to August 31, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated $31,550,287 and $11,051,733, respectively.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objective, policies, and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Adviser has agreed not to impose all or a portion of the Fund's management fee until December 31, 1997 in order to maintain the annualized expenses of the Fund at not more than 1.75% of average daily net assets. For the period September 9, 1996 (commencement of operations) to August 31, 1997, the Adviser did not impose any portion of its management fee amounting to $129,231.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period September 9, 1996 (commencement of operations) to August 31, 1997, SSC imposed fees amounting to $14,592, of which $14,592 was unpaid at August 31, 1997, and did not impose fees amounting to $65,550.


                      23 - Scudder 21st Century Growth Fund

The Fund is one of several Scudder Funds (the "Underlying Funds") in which the Scudder Pathway Series Portfolios (the "Portfolios") invest. In accordance with the Special Servicing Agreement entered into by the Adviser, the Portfolios, the Underlying Funds, SSC, SFAC, STC, and Scudder Investor Services, Inc., expenses from the operation of the Portfolios are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by the Portfolios. No Underlying Funds will be charged expenses that exceed the estimated savings to each respective Underlying Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Funds. At August 31, 1997, the Special Servicing Agreement expense charged to the Fund amounted to $26,361.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period September 9, 1996 (commencement of operations) to August 31, 1997, STC imposed fees amounting to $586, of which $586 is unpaid at August 31, 1997, and did not impose fees amounting to $2,635.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period September 9, 1996 (commencement of operations) to August 31, 1997, SFAC imposed fees amounting to $6,942, of which $6,942 is unpaid at August 31, 1997, and did not impose fees amounting to $31,183.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the period September 9, 1996 (commencement of operations) to August 31, 1997, the Trustees' fees and expenses aggregated $41,045.


                      24 - Scudder 21st Century Growth Fund

                        Report of Independent Accountants

To the Trustees of Scudder Securities Trust and the Shareholders of Scudder 21st Century Growth Fund:

We have audited the accompanying statement of assets and liabilities of Scudder 21st Century Growth Fund, including the investment portfolio, as of August 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 9, 1996 (commencement of operations) to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder 21st Century Growth Fund as of August 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period September 9, 1996 (commencement of operations) to August 31, 1997, in conformity with generally accepted accounting principles.


Boston, Massachusetts                          COOPERS & LYBRAND L.L.P.
October 2, 1997


                      25 - Scudder 21st Century Growth Fund

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                                   left blank.




                     26 - Scudder 21st Century Growth Fund

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                                  intentionally
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                     27 - Scudder 21st Century Growth Fund

                              Officers and Trustees

Daniel Pierce*
President and Trustee

Paul Bancroft III
Trustee; Venture Capitalist and
Consultant

William T. Burgin*
Trustee; General Partner,
 Bessemer Venture Partners

Thomas J. Devine
Trustee; Consultant

Keith R. Fox
Trustee; Private Equity Investor,
Exeter Capital Management
Corporation

David S. Lee*
Trustee and Vice President

Wilson Nolen
Trustee; Consultant

Kathryn L. Quirk
Trustee, Vice President and
Assistant Secretary

Dr. Gordon Shillinglaw
Trustee; Professor Emeritus of
Accounting, Columbia
University Graduate School of
Business

Robert W. Lear
Honorary Trustee;
Executive-in-Residence, Visiting
Professor, Columbia University
raduate School of Business

Robert G. Stone, Jr.
Honorary Trustee; Chairman
Emeritus and Director, Kirby
Corporation

Edmund R. Swanberg*
Honorary Trustee

Peter Chin*
Vice President

James M. Eysenbach*
Vice President

Philip S. Fortuna*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Roy C. McKay*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant
Treasurer

Richard W. Desmond*
Assistant Secretary



                         *Scudder, Stevens & Clark, Inc.


                     28 - Scudder 21st Century Growth Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                      29 - Scudder 21st Century Growth Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                      30 - Scudder 21st Century Growth Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                      31 - Scudder 21st Century Growth Fund

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      a.    Financial Statements

            Included in Part A of this Registration Statement:

            For Scudder Development Fund:

                  Financial highlights for the ten fiscal years ended June 30, 1997. (Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.)

            For Scudder Small Company Value Fund:

                  Financial highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.

            For Scudder Micro Cap Fund:

                  Financial highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997.

            For Scudder 21st Century Growth Fund:

                  Financial highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal period ended August 31, 1997.

            For Scudder Financial Services Fund:

                  Financial Highlights to be filed by amendment.

            For Scudder Health Care Fund:

                  Financial Highlights to be filed by amendment.

            For Scudder Technology Fund:

                  Financial Highlights to be filed by amendment.

            Included in Part B of this Registration Statement:

            For Scudder Development Fund:

                  Investment Portfolio as of June 30, 1997
                  Statement of Assets and Liabilities as of June 30, 1997 Statement of Operations for the fiscal year ended June 30, 1997
                  Statements of Changes in Net Assets for the two fiscal years ended June 30, 1997
                  Financial Highlights for the ten fiscal years ended June 30, 1997
                  Notes to Financial Statements
                  Report of Independent Accountants
                  (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)


                                Part C - Page 1

            For Scudder Small Company Value Fund:

                  Investment Portfolio as of August 31, 1997
                  Statement of Assets and Liabilities as of August 31, 1997 Statement of Operations for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                  Statement of Changes in Net Assets for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                  Financial Highlights for the period October 6, 1995 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                  Notes to Financial Statements

            For Scudder Micro Cap Fund:

                  Investment Portfolio as of August 31, 1997
                  Statement of Assets and Liabilities as of August 31, 1997 Statement of Operations for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                  Statement of Changes in Net Assets for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                  Financial Highlights for the period August 12, 1996 (commencement of operations) to August 31, 1996 and for the fiscal year ended August 31, 1997
                  Notes to Financial Statements Report of Independent
                  Accountants

            For Scudder 21st Century Growth Fund:

                  Investment Portfolio as of August 31, 1997
                  Statement of Assets and Liabilities as of August 31, 1997 Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal year ended August 31, 1997
                  Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal year ended August 31, 1997
                  Financial Highlights for the period September 9, 1996 (commencement of operations) to February 28, 1997 and for the fiscal year ended August 31, 1997
                  Notes to Financial Statements

            For Scudder Financial Services Fund:

                  Statement of Assets and Liabilities as of September 25, 1997. (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

            For Scudder Health Care Fund:

                  Statement of Assets and Liabilities as of January ___, 1998 to be filed by amendment.

            For Scudder Technology Fund:

                  Statement of Assets and Liabilities as of January ___, 1998 to be filed by amendment.


                                Part C - Page 2

                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

      b.    Exhibits:

            1.    (a)(1) Amended and Restated Declaration of Trust dated
                         December 21, 1987.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(2) Amendment to Amended and Restated Declaration of Trust
                         dated December 13, 1990.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(3) Amendment to Amended and Restated Declaration of Trust
                         to change the name of the Trust dated July 21, 1995 is filed herein.
                         (Incorporated by reference to Exhibit 1 (a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (a)(4) Amendment to Amended and Restated Declaration of Trust
                         to add new series dated July 21, 1995.
                         (Incorporated by reference to Exhibit 1(a)(4) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (a)(5) Establishment and Designation of Series dated June 6,
                         1996.
                         (Incorporated by reference to Exhibit 1(a)(5) to Post-Effective Amendment No. 40 to the Registration Statement.)

                  (a)(6) Establishment and Designation of Series dated June 3,
                         1997 is filed herein.
                         (Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement.)

           2.     (a)    Amendment to the By-Laws Article IV: Notice of
                         Meetings dated December 12, 1991.
                         (Incorporated by Reference to Post-Effective Amendment
                         No. 43 to the Registration Statement.)

                  (b)    By-Laws as of October 16, 1985.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (c) Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

            3.           Inapplicable.

            4. Specimen certificate representing shares of beneficial interest ($.01 par value) for Scudder Development Fund. (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 28 to the Registration Statement.)


                                Part C - Page 3

            5.    (a)    Investment Management Agreement between the Registrant,
                         on behalf of Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated June 9, 1992.
                         (Incorporated by Reference to Post-Effective Amendment
                         No. 43 to the Registration Statement.)

                  (b) Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder, Stevens & Clark, Inc. dated December 14, 1990. (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (c) Investment Management Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder, Stevens & Clark, Inc. dated October 6, 1995. (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 36 to the Registration Statement.)

                  (d) Investment Management Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder, Stevens & Clark, Inc. dated August 12, 1996. (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 40 to the Registration Statement.)

                  (e) Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder, Stevens & Clark, Inc. dated September 9, 1996. (Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 41 to the Registration Statement).

                  (e)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Financial Services Fund, and Scudder, Stevens & Clark, Inc. dated September 30, 1997.
                         (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

                  (e)(2) Investment Management Agreement between the Registrant, on behalf of Scudder Health Care Fund, and Scudder, Stevens & Clark, Inc. dated _____.
                         To be filed by amendment.

                  (e)(3) Investment Management Agreement between the Registrant, on behalf of Scudder Technology Fund, and Scudder, Stevens & Clark, Inc. dated _____.
                         To be filed by amendment.

            6.    (a)    Underwriting Agreement between the Registrant, on
                         behalf of Scudder Development Fund, and Scudder
                         Investor Services, Inc., formerly Scudder Fund
                         Distributors, Inc., dated December 31, 1985.
                         (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 25 to the Registration
                         Statement.)

                  (b) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 30, 1995.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)


                                Part C - Page 4

            7.           Inapplicable.

            8.    (a)(1) Custodian Contract between the Registrant, on behalf of
                         Scudder Development Fund, and Brown Brothers Harriman & Co. dated April 1, 1980.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(2) Fee schedule for Exhibit 8(a)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(3) Custodian Contract between the Registrant and State
                         Street Bank and Trust Company dated September 6, 1995. (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (a)(4) Fee schedule for Exhibit 8(a)(3).
                         (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (b)(1) Subcustodian Agreement between Brown Brothers Harriman
                         & Co. and The Bank of New York, London office, dated January 30, 1979.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (b)(2) Fee schedule for Exhibit 8(b)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

            9.    (a)(1) Transfer Agency and Service Agreement between the
                         Registrant and Scudder Service Corporation dated October 2, 1989.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(2) Fee schedule for Exhibit 9(a)(1).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (a)(3) Service Agreement between Copeland Associates, Inc., on behalf of Scudder Development Fund, and Scudder Service Corporation dated June 8, 1995.
                         (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (a)(4) Revised fee schedule for Exhibit 9(a)(1).
                         (Incorporated by reference to Exhibit 9(a)(4) to Post-Effective Amendment No. 37 to the Registration Statement.)

                  (b)(1) COMPASS Service Agreement between the Registrant and
                         Scudder Trust Company dated January 1, 1990.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (b)(2) Fee schedule for Exhibit 9(b)(1).


                                Part C - Page 5

                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (b)(3) COMPASS Service Agreement between the Registrant and
                         Scudder Trust Company.
                         (Incorporated by reference to Exhibit 9(b)(3) to Post-Effective Amendment No. 37 to the Registration Statement.)

                  (d) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (e) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Fund Accounting Corporation dated March 21, 1995.
                         (Incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 35 to the Registration Statement.)

                  (f) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Value Fund, and Scudder Fund Accounting Corporation dated October 6, 1995.
                         (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 37 to the Registration Statement.)

                  (g) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Micro Cap Fund, and Scudder Fund Accounting Corporation dated August 12, 1996.
                         (Incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 41 to the Registration Statement.)

                  (h) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996.
                         (Incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 41 to the Registration Statement.)

                  (h)(1) Fund Accounting Services Agreement between the
                         Registrant, on behalf of Scudder Financial Services Fund, and Scudder Fund Accounting Corporation dated September 11, 1997.
                         (Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement.)

                  (h)(2) Fund Accounting Services Agreement between the
                         Registrant, on behalf of Scudder Health Care Fund, and Scudder Fund Accounting Corporation dated _____.
                         To be filed by amendment.

                  (h)(3) Fund Accounting Services Agreement between the
                         Registrant, on behalf of Scudder Technology Fund, and Scudder Fund Accounting Corporation dated _____.
                         To be filed by amendment.

            10.          Inapplicable.

            11.          Inapplicable.


                                Part C - Page 6

            12.          Inapplicable.

            13.          Inapplicable.

            14.   (a)    Scudder Flexi-Plan for Corporations and Self-Employed
                         Individuals.
                         (Incorporated by Reference to Post-Effective Amendment
                         No. 43 to the Registration Statement.)

                  (b)    Scudder Individual Retirement Plan.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (c)    Scudder Funds 403(b) Plan.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (d)    Scudder Employer-Select 403(b) Plan.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

                  (e)    Scudder Cash or Deferred Profit Sharing Plan under
                         Section 401(k).
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

            15.          Inapplicable.

            16.          Schedule for Computation of Performance Data.
                         (Incorporated by Reference to Post-Effective Amendment No. 43 to the Registration Statement.)

            17.          Inapplicable.

            18.          Inapplicable.

Power of Attorney is incorporated by reference to the Signature Page of Post-Effective Amendment No. 30, Post-Effective Amendment No. 37, Post-Effective Amendment No. 40 and Post-Effective Amendment No. 44.

Item 25.    Persons Controlled by or under Common Control with Registrant

            None


                                Part C - Page 7

Item 26.    Number of Holders of Securities (as of October 27, 1997).

                 (1)                                       (2)

            Title of Class                    Number of Record Shareholders
            --------------                    -----------------------------

      Shares of beneficial interest
           ($.01 par value)

            Scudder Development Fund                     44,987
            Scudder Micro Cap Fund                       10,647
            Scudder Small Company Value Fund             14,047
            Scudder 21st Century Growth Fund              2,852
            Scudder Financial Services Fund                 n/a
            Scudder Health Care Fund                        n/a
            Scudder Technology Fund                         n/a

Item 27.    Indemnification

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

            Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

            Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.


                                Part C - Page 8

            Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a
            Trustee or officer:

                  (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
            (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                        (A) by the court or other body approving the settlement
                  or other disposition; or

                        (B) based upon a review of readily available facts (as
                  opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be
            insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
            Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.


                                Part C - Page 9

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this
            Item 28.

                        Business and Other Connections of Board
      Name              of Directors of Registrant's Adviser
      ----              ------------------------------------

Stephen R. Beckwith     Director, Vice President, Treasurer, Chief Operating
                        Officer & Chief Financial Officer, Scudder, Stevens &
                        Clark, Inc. (investment adviser)**

Lynn S. Birdsong        Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President & Director, The Latin America Dollar Income
                              Fund, Inc. (investment company)**
                        President & Director, Scudder World Income Opportunities
                              Fund, Inc. (investment company)**
                        President, The Japan Fund, Inc. (investment company)**
                        Supervisory Director, The Latin America Income and
                              Appreciation Fund N.V. (investment company) +
                        Supervisory Director, The Venezuela High Income Fund
                              N.V. (investment company) xx
                        Supervisory Director, Scudder Mortgage Fund (investment
                              company)+
                        Supervisory Director, Scudder Floating Rate Funds for
                              Fannie Mae Mortgage Securities I & II (investment company) +
                        Director, Canadian High Income Fund (investment
                              company)#
                        Director, Hot Growth Companies Fund (investment
                              company)#
                        Director, Sovereign High Yield Investment Company
                              (investment company)+
                        Director, Scudder, Stevens & Clark (Luxembourg) S.A.
                              (investment manager) #

Nicholas Bratt          Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President & Director, Scudder New Europe Fund, Inc.
                              (investment company)**
                        President & Director, The Brazil Fund, Inc. (investment
                              company)**
                        President & Director, The First Iberian Fund, Inc.
                              (investment company)**
                        President & Director, Scudder International Fund, Inc.
                              (investment company)**
                        President & Director, Scudder Global Fund, Inc.
                              (President on all series except Scudder Global
                              Fund) (investment company)**
                        President & Director, The Korea Fund, Inc. (investment
                              company)**
                        President & Director, Scudder New Asia Fund, Inc.
                              (investment company)**
                        President, The Argentina Fund, Inc. (investment
                              company)**
                        Vice President, Scudder, Stevens & Clark Corporation
                              (Delaware) (investment adviser)**
                        Vice President, Scudder, Stevens & Clark Japan, Inc.
                              (investment adviser)###
                        Vice President, Scudder, Stevens & Clark of Canada Ltd.
                              (Canadian investment adviser) Toronto, Ontario, Canada
                        Vice President, Scudder, Stevens & Clark Overseas
                              Corporationoo

E. Michael Brown        Director, Chief Administrative Officer, Scudder, Stevens
                              & Clark, Inc. (investment adviser)**
                        Trustee, Scudder GNMA Fund (investment company)*
                        Trustee, Scudder Portfolio Trust (investment company)*


                                Part C - Page 10

                        Trustee, Scudder U.S. Treasury Fund (investment
                              company)*
                        Trustee, Scudder Tax Free Money Fund (investment
                              company)*
                        Trustee, Scudder State Tax Free Trust (investment
                              company)*
                        Trustee, Scudder Cash Investment Trust (investment
                              company)*
                        Assistant Treasurer, Scudder Investor Services, Inc.
                              (broker/dealer)*
                        Director & President, Scudder Realty Holding Corporation
                              (a real estate holding company)*
                        Director & President, Scudder Trust Company (a trust
                              company)+++
                        Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady          Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Director & Vice President, Scudder Investor Services,
                              Inc. (broker/dealer)*
                        Director & Vice President, Scudder Service Corporation
                              (in-house transfer agent)*
                        Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin       Director, Scudder, Stevens & Clark, Inc. (investment
                         adviser)**
                        Chairman & Trustee, AARP Cash Investment Funds
                              (investment company)**
                        Chairman & Trustee, AARP Growth Trust (investment
                              company)**
                        Chairman & Trustee, AARP Income Trust (investment
                              company)**
                        Chairman & Trustee, AARP Tax Free Income Trust
                              (investment company)**
                        Chairman & Trustee, AARP Managed Investment Portfolios
                              Trust (investment company)**
                        Director & Senior Vice President, Scudder Investor
                              Services, Inc. (broker/dealer)*
                        Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima     Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Assistant Treasurer, Scudder Investor Services, Inc.
                              (broker/dealer)*

Jerard K. Hartman       Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Vice President, Scudder California Tax Free Trust
                              (investment company)*
                        Vice President, Scudder Equity Trust (investment
                              company)**
                        Vice President, Scudder Cash Investment Trust
                              (investment company)*
                        Vice President, Scudder Fund, Inc. (investment
                              company)**
                        Vice President, Scudder Global Fund, Inc. (investment
                              company)**
                        Vice President, Scudder GNMA Fund (investment company)*
                        Vice President, Scudder Portfolio Trust (investment
                              company)*
                        Vice President, Scudder Institutional Fund, Inc.
                              (investment company)**
                        Vice President, Scudder International Fund, Inc.
                              (investment company)**
                        Vice President, Scudder Investment Trust (investment
                              company)*
                        Vice President, Scudder Municipal Trust (investment
                              company)*
                        Vice President, Scudder Mutual Funds, Inc. (investment
                              company)**
                        Vice President, Scudder New Asia Fund, Inc. (investment
                              company)**
                        Vice President, Scudder New Europe Fund, Inc.
                              (investment company)**
                        Vice President, Scudder Securities Trust (investment
                              company)*
                        Vice President, Scudder State Tax Free Trust (investment
                              company)*
                        Vice President, Scudder Funds Trust (investment
                              company)**
                        Vice President, Scudder Tax Free Money Fund (investment
                              company)*
                        Vice President, Scudder Tax Free Trust (investment
                              company)*
                        Vice President, Scudder U.S. Treasury Money Fund
                              (investment company)*
                        Vice President, Scudder Pathway Series (investment
                              company)*
                        Vice President, Scudder Variable Life Investment Fund
                              (investment company)*
                        Vice President, The Brazil Fund, Inc. (investment
                              company)**
                        Vice President, The Korea Fund, Inc. (investment
                              company)**
                        Vice President, The Argentina Fund, Inc. (investment
                              company)**
                        Vice President & Director, Scudder, Stevens & Clark of
                              Canada, Ltd. (Canadian investment adviser)
                              Toronto, Ontario, Canada


                                Part C - Page 11

                        Vice President, The First Iberian Fund, Inc. (investment
                              company)**
                        Vice President, The Latin America Dollar Income Fund,
                             Inc. (investment company)**
                        Vice President, Scudder World Income Opportunities Fund,
                              Inc. (investment company)**

Richard A. Holt         Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Vice President, Scudder Variable Life Investment Fund
                              (investment company)*

John T. Packard         Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President, Montgomery Street Income Securities, Inc.
                              (investment company) o
                        Chairman, Scudder Realty Advisors, Inc. (realty
                              investment adviser) x

Daniel Pierce           Chairman & Director, Scudder, Stevens & Clark, Inc.
                              (investment adviser)**
                        Chairman, Vice President & Director, Scudder Global
                              Fund, Inc. (investment company)**
                        Chairman & Director, Scudder New Europe Fund, Inc.
                              (investment company)**
                        Chairman & Director, The First Iberian Fund, Inc.
                              (investment company)**
                        Chairman & Director, Scudder International Fund, Inc.
                              (investment company)**
                        Chairman & Director, Scudder New Asia Fund, Inc.
                              (investment company)**
                        President & Trustee, Scudder Equity Trust (investment
                              company)**
                        President & Trustee, Scudder GNMA Fund (investment
                              company)*
                        President & Trustee, Scudder Portfolio Trust (investment
                              company)*
                        President & Trustee, Scudder Funds Trust (investment
                              company)**
                        President & Trustee, Scudder Securities Trust
                              (investment company)*
                        President & Trustee, Scudder Investment Trust
                              (investment company)*
                        President & Director, Scudder Institutional Fund, Inc.
                              (investment company)**
                        President & Director, Scudder Fund, Inc. (investment
                              company)**
                        President & Director, Scudder Mutual Funds, Inc.
                              (investment company)**
                        Vice President & Trustee, Scudder Municipal Trust
                              (investment company)*
                        Vice President & Trustee, Scudder Variable Life
                              Investment Fund (investment company)*
                        Vice President & Trustee, Scudder Pathway Series
                              (investment company)*
                        Trustee, Scudder California Tax Free Trust (investment
                              company)*
                        Trustee, Scudder State Tax Free Trust (investment
                              company)*
                        Vice President, Montgomery Street Income Securities,
                              Inc. (investment company)o
                        Chairman & President, Scudder, Stevens & Clark of
                              Canada, Ltd. (Canadian investment adviser),
                              Toronto, Ontario, Canada
                        Chairman & Director, Scudder Global Opportunities Funds
                              (investment company) Luxembourg
                        Chairman, Scudder, Stevens & Clark, Ltd. (investment
                              adviser) London, England
                        President & Director, Scudder Precious Metals, Inc. xxx
                        Vice President, Director & Assistant Secretary, Scudder
                              Realty Holdings Corporation (a real estate holding company)*
                        Vice President, Director & Assistant Treasurer, Scudder
                              Investor Services, Inc. (broker/dealer)*
                        Director, Scudder Latin America Investment Trust PLC
                              (investment company)@
                        Director, Fiduciary Trust Company (banking & trust
                              company) Boston, MA
                        Director, Fiduciary Company Incorporated (banking &
                              trust company) Boston, MA
                        Trustee, New England Aquarium, Boston, MA
                        Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk        Director, Chief Legal Officer, Chief Compliance Officer
                              and Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                        Director, Vice President & Assistant Secretary, The
                              Argentina Fund, Inc. (investment company)**


                                Part C - Page 12

                        Director, Vice President & Assistant Secretary, Scudder
                              International Fund, Inc. (investment company)**
                        Director, Vice President & Assistant Secretary, Scudder
                              New Asia Fund (investment company)**
                        Director, Vice President & Assistant Secretary, Scudder
                              Global Fund, Inc. (investment company)**
                        Trustee, Vice President & Assistant Secretary, Scudder
                              Equity Trust (investment company)**
                        Trustee, Vice President & Assistant Secretary, Scudder
                              Securities Trust (investment company)*
                        Trustee, Vice President & Assistant Secretary, Scudder
                              Funds Trust (investment company)**
                        Trustee, Scudder Investment Trust (investment company)* Trustee, Scudder Municipal Trust (investment company)* Vice President & Trustee, Scudder Cash Investment Trust
                              (investment company)*
                        Vice President & Trustee, Scudder Tax Free Money Fund
                              (investment company)*
                        Vice President & Trustee, Scudder Tax Free Trust
                              (investment company)*
                        Vice President & Secretary, AARP Growth Trust
                              (investment company)**
                        Vice President & Secretary, AARP Income Trust
                              (investment company)**
                        Vice President & Secretary, AARP Tax Free Income Trust
                              (investment company)**
                        Vice President & Secretary, AARP Cash Investment Funds
                              (investment company)**
                        Vice President & Secretary, AARP Managed Investment
                              Portfolios Trust (investment company)**
                        Vice President & Secretary, The Japan Fund, Inc.
                              (investment company)**
                        Vice President & Assistant Secretary, Scudder World
                              Income Opportunities Fund, Inc. (investment company)**
                        Vice President & Assistant Secretary, The Korea Fund,
                              Inc. (investment company)**
                        Vice President & Assistant Secretary, The Brazil Fund,
                              Inc. (investment company)**
                        Vice President & Assistant Secretary, Montgomery Street
                              Income Securities, Inc. (investment company)o
                        Vice President & Assistant Secretary, Scudder Mutual
                              Funds, Inc. (investment company)**
                        Vice President & Assistant Secretary, Scudder Pathway
                              Series (investment company)*
                        Vice President & Assistant Secretary, Scudder New Europe
                              Fund, Inc. (investment company)**
                        Vice President & Assistant Secretary, Scudder Variable
                              Life Investment Fund (investment company)*
                        Vice President & Assistant Secretary, The First Iberian
                              Fund, Inc. (investment company)**
                        Vice President & Assistant Secretary, The Latin America
                              Dollar Income Fund, Inc. (investment company)**
                        Vice President, Scudder Fund, Inc. (investment
                              company)**
                        Vice President, Scudder Institutional Fund, Inc.
                              (investment company)**
                        Vice President, Scudder GNMA Fund (investment company)* Director, Senior Vice President & Clerk, Scudder
                              Investor Services, Inc. (broker/dealer)*
                        Director, Vice President & Secretary, Scudder Fund
                              Accounting Corporation (in-house fund accounting agent)*
                        Director, Vice President & Secretary, Scudder Realty
                              Holdings Corporation (a real estate holding company)*
                        Director & Clerk, Scudder Service Corporation (in-house
                              transfer agent)*
                        Director, SFA, Inc. (advertising agency)*
                        Vice President, Director & Assistant Secretary, Scudder
                              Precious Metals, Inc. xxx

Cornelia M. Small       Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        President, AARP Cash Investment Funds (investment
                              company)**


                                Part C - Page 13

                        President, AARP Growth Trust (investment company)** President, AARP Income Trust (investment company)** President, AARP Tax Free Income Trust (investment company)**
                        President, AARP Managed Investment Portfolio Trust
                              (investment company)**

Edmond D. Villani       Director, President & Chief Executive Officer, Scudder,
                              Stevens & Clark, Inc. (investment adviser)**
                        Chairman & Director, The Argentina Fund, Inc.
                              (investment company)**
                        Chairman & Director, The Latin America Dollar Income
                              Fund, Inc. (investment company)**
                        Chairman & Director, Scudder World Income Opportunities
                              Fund, Inc. (investment company)**
                        Supervisory Director, Scudder Mortgage Fund (investment
                              company) +
                        Supervisory Director, Scudder Floating Rate Funds for
                              Fannie Mae Mortgage Securities I & II (investment company)+
                        Director, Scudder, Stevens & Clark Japan, Inc.
                              (investment adviser)###
                        Director, The Brazil Fund, Inc. (investment company)**
                        Director, Indosuez High Yield Bond Fund (investment
                              company) Luxembourg
                        President & Director, Scudder, Stevens & Clark Overseas
                              Corporationoo
                        President & Director, Scudder, Stevens & Clark
                              Corporation (Delaware) (investment adviser)**
                        Director, Scudder Realty Advisors, Inc. (realty
                              investment adviser) x
                        Director, IBJ Global Investment Management S.A.,
                              (Luxembourg investment management company)
                              Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler       Director, Scudder, Stevens & Clark, Inc. (investment
                              adviser)**
                        Vice President, Montgomery Street Income Securities,
                              Inc. (investment company)o
      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      ++    Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
      +++   5 Industrial Way, Salem, NH
      o     101 California Street, San Francisco, CA
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      +     John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
      xx    De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands
            Antilles
      ##    2 Boulevard Royal, Luxembourg
      ***   B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      @     c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon,
            U.K.

Item 29.    Principal Underwriters.

      (a)   Scudder California Tax Free Trust
            Scudder Cash Investment Trust
            Scudder Equity Trust
            Scudder Fund, Inc.
            Scudder Funds Trust
            Scudder Global Fund, Inc.
            Scudder GNMA Fund
            Scudder Institutional Fund, Inc.
            Scudder International Fund, Inc.
            Scudder Investment Trust


                                Part C - Page 14

            Scudder Municipal Trust
            Scudder Mutual Funds, Inc.
            Scudder Pathway Series
            Scudder Portfolio Trust
            Scudder Securities Trust
            Scudder State Tax Free Trust
            Scudder Tax Free Money Fund
            Scudder Tax Free Trust
            Scudder U.S. Treasury Money Fund
            Scudder Variable Life Investment Fund
            AARP Cash Investment Funds
            AARP Growth Trust
            AARP Income Trust
            AARP Tax Free Income Trust
            AARP Managed Investment Portfolios Trust
            The Japan Fund, Inc.

        (b)

(1)                           (2)                                (3)

Name and Principal            Position and Offices with           Positions and
Business Address              Scudder Investor Services, Inc.     Offices with Registrant
----------------              -------------------------------     -----------------------

Lynn S. Birdsong              Senior Vice President               None
345 Park Avenue
New York, NY 10154

E. Michael Brown              Assistant Treasurer                 None
Two International Place
Boston, MA  02110

Mark S. Casady                Director and Vice President         None
Two International Place
Boston, MA  02110

Linda Coughlin                Director and Senior Vice President  None
Two International Place
Boston, MA  02110

Richard W. Desmond            Vice President                      None
345 Park Avenue
New York, NY  10154

Paul J. Elmlinger             Senior Vice President and           None
345 Park Avenue               Assistant Clerk
New York, NY  10154

Margaret D. Hadzima           Assistant Treasurer                 None
Two International Place
Boston, MA  02110

Thomas W. Joseph              Director, Vice President,           Vice President
Two International Place       Treasurer and Assistant Clerk
Boston, MA 02110


                                Part C - Page 15

Name and Principal            Position and Offices with           Positions and
Business Address              Scudder Investor Services, Inc.     Offices with Registrant
----------------              -------------------------------     -----------------------

David S. Lee                  Director, President and Assistant   Trustee and
Two International Place       Treasurer                           Vice President
Boston, MA 02110

Thomas F. McDonough           Clerk                               Vice President and
Two International Place                                           Secretary
Boston, MA 02110

Thomas H. O'Brien             Assistant Treasurer                 None
345 Park Avenue
New York, NY  10154

Edward J. O'Connell           Assistant Treasurer                 Vice President and
345 Park Avenue                                                   Assistant Treasurer
New York, NY 10154

Daniel Pierce                 Director, Vice President            President and Trustee
Two International Place       and Assistant Treasurer
Boston, MA 02110

Kathryn L. Quirk              Director, Senior Vice President     Trustee, Vice President
345 Park Avenue               and Assistant Clerk                 and Assistant Secretary
New York, NY  10154

Robert A. Rudell              Vice President                      None
Two International Place
Boston, MA 02110

Edmund J. Thimme              Vice President                      None
345 Park Avenue
New York, NY  10154

Benjamin Thorndike            Vice President                      None
Two International Place
Boston, MA 02110

Sydney S. Tucker              Vice President                      None
Two International Place
Boston, MA 02110

David B. Watts                Assistant Treasurer                 None
Two International Place
Boston, MA 02110

Linda J. Wondrack             Vice President                      None
Two International Place
Boston, MA 02110


                                Part C - Page 16

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (c)

             (1)               (2)              (3)            (4)         (5)
                        Net Underwriting  Compensation on
      Name of Principal  Discounts and     Redemptions      Brokerage     Other
        Underwriter       Commissions     and Repurchases  Commissions  Compensation
        -----------       -----------     ---------------  -----------  ------------

     Scudder Investor        None               None           None        None
      Services, Inc.

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings.

            Inapplicable.


                                Part C - Page 17

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of October, 1997.


                                   SCUDDER SECURITIES TRUST

                                   By/s/Thomas F. McDonough
                                     ------------------------------
                                     Thomas F. McDonough, Vice President
                                     and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                         TITLE                     DATE


/s/Daniel Pierce
-----------------------------
Daniel Pierce*                    President (Principal      October 31, 1997
                                  Executive Officer)
                                  and Trustee

/s/Paul Bancroft III
-----------------------------
Paul Bancroft III*                Trustee                   October 31, 1997


/s/Sheryle J. Bolton
-----------------------------
Sheryle J. Bolton*                Trustee                   October 31, 1997


/s/William T. Burgin
-----------------------------
William T. Burgin*                Trustee                   October 31, 1997


/s/Thomas J. Devine
-----------------------------
Thomas J. Devine*                 Trustee                   October 31, 1997


/s/Keith R. Fox
-----------------------------
Keith R. Fox*                     Trustee                   October 31, 1997


/s/William H. Luers
-----------------------------
William H. Luers*                 Trustee                   October 31, 1997


/s/Wilson Nolen
-----------------------------
Wilson Nolen*                     Trustee                   October 31, 1997

SIGNATURE                         TITLE                     DATE

/s/Kathryn L. Quirk
-----------------------------
Kathryn L. Quirk*                 Trustee, Vice             October 31, 1997
                                  President and
                                  Assistant Secretary


/s/
-----------------------------
Pamela A. McGrath                 Vice President and        October 31, 1997
                                  Treasurer (Principal
                                  Financial and
                                  Accounting Officer)




*By:/s/
-----------------------------

   Thomas F. McDonough

   Attorney-in-fact pursuant to power of attorneys contained in the signature pages of Post- Effective Amendment No. 30 filed August 26, 1991, Post-Effective Amendment No. 37 filed April 4, 1996, Post-Effective Amendment No. 40 filed August 12, 1996, Post- Effective Amendment No. 44 filed February 11, 1997, Post-Effective Amendment No. 46 filed July 11, 1997 and Post- Effective Amendment No. 53 filed herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 28th day of October, 1997.

                                   SCUDDER SECURITIES TRUST


                                   By/s/Thomas F. McDonough
                                     --------------------------------
                                     Thomas F. McDonough, Vice President,
                                     Secretary, and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE               TITLE                     DATE


/s/Sheryle J. Bolton
---------------------
Sheryle J. Bolton       Trustee                   October   ,  1997

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 28th day of October, 1997.

                                   SCUDDER SECURITIES TRUST


                                   By/s/Thomas F. McDonough
                                     ---------------------------------
                                     Thomas F. McDonough, Vice President,
                                     Secretary, and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE               TITLE                     DATE


/s/William T. Burgin
----------------------
William T. Burgin       Trustee                   October   ,  1997

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 28th day of October, 1997.

                                   SCUDDER SECURITIES TRUST


                                   By/s/Thomas F. McDonough
                                     -----------------------------------
                                     Thomas F. McDonough, Vice President,
                                     Secretary, and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE               TITLE                     DATE


/s/William H. Luers
---------------------
William H. Luers        Trustee                   October   ,  1997

                                                                File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    EXHIBITS

                                       TO

                                   FORM N-1A

                        POST-EFFECTIVE AMENDMENT NO. 53

                           TO REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      AND

                                AMENDMENT NO. 37

                           TO REGISTRATION STATEMENT

                                     UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                 EXHIBIT INDEX